As filed with the SEC on April 29, 2022

Registration No. 333-123884

Registration 811-05315

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 24

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 124	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

900 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number: (800) 544-8888

GERALD W. PATTERSON

President

Fidelity Investments Life Insurance Company

900 Salem Street

Smithfield, Rhode Island 02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on April 30, 2022, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on (date) pursuant to paragraph (a) (1) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously-filed post-effective amendment

PROSPECTUS

April 30, 2022

Fidelity Personal Retirement Annuity®

Issued by Fidelity Investments Life Insurance Company (“FILI”)

Introduction:

Fidelity Personal Retirement Annuity® (“FPRA”) is an individual, deferred, flexible premium variable annuity contract issued by Fidelity Investments Life Insurance Company (“FILI”, the “Company”, “we”, or “us”). The Contract is designed to be purchased with after-tax money by individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes. Money may be directed to one or more of the Subaccounts of Fidelity Investments Variable Annuity Account I (the “Variable Account”).

You may authorize a third-party investment advisory firm (the “Advisor”) to make asset allocation decisions and request other transactions within the Contract on your behalf. The Advisor may charge an advisory fee for their services, and this fee would be in addition to the Contract’s fees and expenses. If you elect to pay this advisory fee from the Contract, then this deduction will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.

Important Disclosures:

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this “free look” or cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

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GLOSSARY

Accumulation Phase - The Accumulation Phase starts when you purchase your Contract and ends on the Annuity Date, when the Income Phase starts.

Accumulation Unit - A unit of interest in a Subaccount.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month following the oldest Owner’s 95th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Base Contract Expenses – also referred to as “Contract Charges” – Expenses that we assess daily at an annual effective rate against the assets of each Subaccount, comprised of a Mortality and Expense Risk Charge and an Administrative Charge.

Beneficiary or Beneficiaries - The person or persons who receive proceeds from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Death Benefit – A benefit equal to the Contract Value that applies if any Owner (or Annuitant for a trust owned Contract) dies before the Annuity Date.

Exchanges - Transfers of values among the Subaccounts.

Free Look Period – The limited period of time after you purchase your Contract that you can cancel it and return it for a refund.

Funds - The mutual fund portfolios in which the Subaccounts invest.

Income Phase – The Income Phase starts on the Annuity Date and represents the period of time the Contract makes annuity income payments.

Non-qualified Annuity – An annuity contract that does not qualify as an individual retirement annuity under Section 408(b) of the Code.

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Owner(s) - also “You” or “you” - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for a Subaccount from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals	None
Transaction Charges	Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.			Fee Tables
Ongoing Fees and Expenses (“Annual charges”)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. The Annual Charges do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from your Contract. If such advisory fees were reflected, the fees and expenses disclosed below would be higher. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.			Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	0.25%[1,2]	0.25%[1,2]
	Subaccounts (Fund fees and expenses)	0.10%[3]	1.54%[3]

1 As a percentage of the average Contract Value.
[2] You will be assessed Base Contract Expenses of 0.10% (hereafter referred to as “lower Contract Charges”) if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges.
3 As a percentage of the net assets of each Subaccount.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

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	Lowest Annual Cost $336	Highest Annual Cost $1,605
	Assumes	Assumes

•  Investment of $100,000

•  5% annual appreciation

•  0.25% Base Contract Expenses

•  Least expensive combination of Fund fees and expenses

•  No advisory fees paid to third-party investment advisory firms

•  No additional Purchase Payments, transfers or withdrawals

•  Investment of $100,000

•  5% annual appreciation

•  0.25% Base Contract Expenses

•  Most expensive combination of Fund fees and expenses

•  No advisory fees paid to third-party investment advisory firms

•  No additional Purchase Payments, transfers or withdrawals

Risks			Location in Prospectus
Risk of Loss	An investor can lose money by investing in the Contract.		1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds
Not a Short-Term Investment	The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, adverse tax consequences may result from withdrawals prior to age 59 1⁄2.		1. Principal Risks of Investing in the Contract
Risks Associated with Investment Options

•  An investment in the Contract is subject to the risk of poor performance of the Subaccount(s)

•  Performance will vary based on the perfomance of the Subaccount(s) you select.

•  Each Subaccount will have its own unique risks.

•  You should review each Fund’s prospectus carefully before making an investment decision.

1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds
Insurance Company Risks	The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. FILI has an A+ Financial Strength Rating from AM Best as of February 16, 2022.		1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account

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Restrictions		Location in Prospectus
Investments

•  During all or part of the Free Look Period, we reserve the right to invest your Purchase Payments in the Government Money Market Subaccount.

•  You cannot exchange less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may exchange the entire amount.

•  Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchase or Exchanges.

•  We have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new mutual fund for the mutual fund in which a Subaccount invests.

3(a). Purchase of a Contract 5(a). General Procedures for Making Exchanges 5(f). FILI Policies Regarding Frequent Trading 11(a). Changes in Subaccounts

Taxes		Location in Prospectus
Tax Implications

•  The Contracts are not offered in connection with Individual Retirement Accounts (“IRAs”) or qualified plans of any kind.

•  Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•  Under current law, you will not be taxed on increases in the value of your Contact until a distribution occurs. The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2 .

1. Principal Risks of Investing in the Contract 3(a). Purchase of a Contract 9. Tax Considerations

Conflicts of Interest		Location in Prospectus
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to you in the form of commissions. This financial incentive may influence your investment professional to recommend this Contract over another investment.	2(b). The Funds 2(c). Selling the Contracts
Exchanges	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	“Replacement of Contracts” under 3(a). Purchase of a Contract

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OVERVIEW OF THE CONTRACT

What is this Contract designed to do and who could it be appropriate for?

FPRA is designed to provide long-term, tax-deferred accumulation of assets through investments in a variety of Subaccounts during the Accumulation Phase. It can also supplement your retirement income by providing a stream of income payments during the Income Phase. This Contract may be appropriate if you desire to accumulate assets on a tax-deferred basis, are already maximizing contributions to employer sponsored plans and IRA accounts and have a long-term investment horizon.

If you elect to pay advisory fees from the Contract to a third-party investment advisory firm, then this deduction will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax. See 1. Principal Risks of Investing in the Contract.

How do I accumulate assets in this contract and receive income from the Contract?

Your Contract has two phases: 1) an Accumulation Phase; and 2) an Income Phase, beginning on the Annuity Date.

•	Accumulation Phase

To help you accumulate assets, you invest your Purchase Payments in one or more of the Subaccounts. The value of the money you invest in any Subaccount will vary with the performance of the single mutual fund portfolio (the “Fund”) in which the Subaccount invests. Each Fund has its own investment strategies, investment advisers, expense ratios, and returns. Information about the Funds is provided in Appendix A: Funds Available Under the Contract.

•	Income Phase

During the Income Phase, the Contract pays a stream of guaranteed income payments to the Annuitant(s) beginning on the Annuity Date. For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both Owners are alive on the Annuity Date or (2) one Owner is alive on the Annuity Date and the surviving Owner was the deceased Owner’s spouse at the time of death and elected to continue the Contract as his or her own. However, Owners have no rights once annuity income payments begin.

Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. To provide annuity income, on the Annuity Date all Accumulation Units in the Subaccounts are redeemed and the money is transferred to our general account. Thereafter, the Contract’s Death Benefit terminates and there is no ability to make withdrawals.

What are the other primary features of the Contract?

Other primary contract features:

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Accessing your money: During the Accumulation Phase, you have full access to your money. You can choose to withdraw your Contract Value at any time (although certain withdrawals prior to age 59 1/2 may be subject to a tax penalty equal to 10% of the amount treated as taxable income).

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Tax treatment: You can Exchange money between Subaccounts without tax implications, and earnings (if any) on your investments are generally tax-deferred. Earnings, if any, are taxed as ordinary income when received in the form of a withdrawal, annuity income payment, or other form of distribution.

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Death benefit: Your Contract includes a standard Death Benefit that will pay your designated Beneficiaries the Contract Value if all the owners die during the Accumulation Phase. Please note poor investment performance and withdrawals can significantly reduce this benefit.

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Automatic Annuity Builder: At no additional charge, you may use Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account.

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Dollar Cost Averaging and Automatic Rebalancing: At no additional charge, you may use Dollar Cost Averaging to make automatic monthly Exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Option”), but not both, to any other Subaccounts you select (the “Destination Options”). Alternatively, at no additional charge, you may use Automatic Rebalancing, which on a periodic basis automatically rebalances the Subaccounts you select to help you maintain your specified allocation mix.

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Systematic Withdrawal Program: At no additional charge, you may use our Systematic Withdrawal Program to schedule periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis.

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FEE TABLES

The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected. These tables do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from the Contract. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.

The first table describes the fees and expenses that you will pay at the time that you transfer Contract Value between Subaccounts. State premium taxes may also be deducted.

Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00	A

A

Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Government Money Market Subaccount at the end of the Free Look Period, this will not count against the six-day limit.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Maximum Charge
Base Contract Expenses[1], 2 (as a percentage of the average Contract Value)	0.25%

[1]

Base Contract Expenses are the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Expenses”.

[2]

You will be assessed Base Contract Expenses of 0.10% (hereafter referred to as “lower Contract Charges”) if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (See 8(b). Automatic Contract Charge Reduction). Contracts funded with Purchase Payments from different sources (e.g., other annuity contracts or investments) will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment applied to the Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.

We reserve the right to terminate the lower Contract Charges for new applicants at any time. We also reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 or more at some time in the future.

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The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.54%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements)	0.10%	1.25	% [2]

[2]	This reflects temporary reductions to Fund expenses.

Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include annual Contract expenses and annual Fund expenses, but do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from the Contract. If such fees were reflected, the below expenses would be higher.

This example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, 0.25% Base Contract Expenses, and the maximum annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your Contract at the end of each of the periods shown:

1 year	3 years	5 years	10 years
$1,819	$5,633	$9,697	$21,052

1. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss: You can lose money by investing in the Contract. The value of the money you invest in any Subaccount will vary with the investment performance of the single Fund in which the Subaccount invests. Values may increase, decrease, or stay the same. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.

Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long time horizon. Investors with a short time horizon may not benefit. Furthermore, adverse tax consequences may result from withdrawals prior to age 59 1/2.

Possibility of Adverse Tax Consequences: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1/2.

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Not appropriate for Certain Individuals: Investors who may benefit from this Contract are individuals who have maximized contributions to traditional tax-deferred savings vehicles and are seeking additional opportunities to invest long-term on a tax-deferred basis. The contract is generally not appropriate for investors who have not maximized contributions to other traditional tax-deferred savings vehicles available to them, such as individual retirement accounts (IRAs) and employer sponsored plans. This is because these savings vehicles already provide tax-deferral, but, unlike annuity contracts, they are not subject to a Base Contract Expense and certain other charges unique to annuity contracts. While there are higher cost annuity contracts that provide insurance benefits not available in traditional tax-deferred savings vehicles, this annuity Contract provides limited insurance benefits (primarily the ability to annuitize and receive income payments for life).

Potential Harmful Fund Transfer Activity: Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value. FILI has adopted policies designed to discourage frequent trading. See 5. Making Exchanges among Subaccounts for more information.

Insurance Company Risks: The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. If FILI experiences financial distress, it may not be able to meet its obligations –annuity income payments guaranteed under the Contract could be especially at risk.

Potential Impact of Any Fees You Pay to Third-Party Investment Advisory Firms: You may authorize a third-party investment advisory firm (the “Advisor”) to make asset allocation decisions and request other transactions within the Contract on your behalf. The Advisor may charge an advisory fee for their services, and this fee would be in addition to the Contract’s fees and expenses. If you elect to pay this advisory fee from the Contract, then this deduction will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.

2. FILI, THE VARIABLE ACCOUNT, THE FUNDS, AND THE DISTRIBUTORS

2(a). FILI and the Variable Account

FILI: The Contract is issued by FILI. We are a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. The lifetime annuity income payments made under the Contract are subject to our claims-paying ability and financial strength. We issue other annuity contracts and life insurance policies as well, and certain benefits and obligations under these products are also subject to our claims-paying ability and financial strength. We have an A+ Financial Strength Rating from AM Best as of February 16, 20221. Our principal executive offices are located at 900 Salem Street, Smithfield, Rhode Island 02917. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

The Variable Account: Fidelity Investments Variable Annuity Account I is a separate account used to support the Contract and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law. We are the legal owner of the assets of the Variable Account. However, income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not

1 Financial strength ratings are opinions from independent rating agencies of an insurer’s financial strength and ability to pay its insurance policies and contract obligations. They are not recommendations to purchase, hold or terminate any insurance policy or contract issued by an insurer, nor do they address the suitability of any particular policy or contract for a specific purpose or purchaser. AM Best Ratings range from A++ to F and are subject to change.

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the investment experience of any of our other assets. The assets of the Variable Account may not be used to pay any of our liabilities other than those arising from the Contracts. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised to investors under the Contracts.

Financial Statements: FILI’s financial statements and the financial statements of the Variable Account appear in the Statement of Additional Information (“SAI”).

2(b). The Funds

Each Subaccount in the Variable Account invests exclusively in the shares of a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund’s assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund. In addition, the names and investment objectives of the Funds may be similar to those of other funds available through the same investment advisor; however, the performance of such funds may differ significantly.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the Funds for customer service, distribution, and recordkeeping services with respect to those assets. This compensation is received from the Funds’ advisors or their affiliates. These payments are not contract charges, and do not increase Fund or contract charges.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

Where to Find More Information on the Funds: Information regarding each Fund including its name, investment objective, investment advisers, sub-advisers, current expenses, and performance is available in Appendix A: Funds Available Under the Contract. In addition, each Fund has issued a prospectus that contains more detailed information about the Fund. Investors may obtain paper or electronic copies of a Fund prospectus by calling 800-634-9361 or visiting www.fidelity.com/FPRAreports.

2(c). Selling the Contracts

Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”) distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and subsidiaries of FMR LLC, our parent company. Fidelity Distributors Company LLC (“FDC”) is the distributor of the Fidelity family of funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

We pay FIA compensation of not more than 2% of the Purchase Payments received in the first Contract Year for marketing and distribution. We also pay FIA renewal compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.

2(d). Legal Proceedings

Neither the Registrant, the Registrant’s principal underwriter nor the Depositor is a party to any material pending legal proceedings.

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3. PURCHASING AND CONTRIBUTING TO A CONTRACT

3(a). Purchase of a Contract

Application and Initial Purchase Payment: We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase a Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000.

For Contracts owned by individuals, all Owners must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code, we may permit Owners to be older than 80 upon purchase. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the oldest Annuitant must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code, we may permit Annuitants to be older than 80 upon purchase.

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

Replacement of Contracts: You can generally exchange a Non-qualified Annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the existing annuity, charges may be higher (or lower), and the benefits may be less (or more) advantageous. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you the Contract (that person will generally be compensated if you buy the Contract through an exchange or otherwise).

Verification of Your Identity: To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your Contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

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Free Look Privilege: The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends.

If you cancel your Contract during the Free Look Period, we generally return your Contract Value. If you live in a state that requires the return of your Purchase Payment, we will return the greater of your Contract Value and your Purchase Payments less any withdrawals. In order to meet this return of Purchase Payment requirement, we reserve the right to invest your Purchase Payments in the Government Money Market Subaccount during all or part of the Free Look Period. If your Purchase Payments are invested in the Government Money Market Subaccount during all or part of the Free Look Period, we will transfer the Contract Value to the other Subaccounts in accordance with your most recent allocation instructions no later than the first business day after the end of the Free Look Period. If we do not exercise this right then your Purchase Payment will be allocated to your selected Subaccounts beginning on the Contract Date.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or the greater of your Contract Value and your Purchase Payments less any withdrawals.

3(b). Special Ownership Considerations

1035 Exchanges of Beneficiary Inherited Annuity Contracts: If you are a non-spouse beneficiary of a non-qualified deferred annuity contract issued by another insurance company (“Source Contract”), you may purchase a Fidelity Personal Retirement Annuity Contract via a tax-free exchange pursuant to Section 1035 of the Code provided:

•	The original owner of the Source Contract is deceased;

•	You exchange one-hundred percent (100%) of your interest in the Source Contract;

•	You are eligible to receive payments in accordance with Section 72(s)(2) of the Code and implementing regulations (“Stretch Payments”), and have not yet started such payments; and

•	You fulfill any other requirements that we require to ensure we can administer the Contract in compliance with the Code.

The non-spouse beneficiary of the Source Contract becomes, upon issuance, the sole Owner and Annuitant of this Contract, and changes to the Owner and Annuitant are not permitted. Since we issue such Contracts solely to distribute Stretch Payments required by the Code, no additional Purchase Payments are allowed and no annuity income payments are made on the Annuity Date. Other than the Stretch Payments that we will distribute to you, the only other way you may access your Contract Value is by making a complete withdrawal, at which time the Contract will terminate. Upon your death, your Beneficiary(ies) will be paid his or her share of the Contract Value in a single lump-sum payment upon receipt in good order at the Annuity Service Center of written proof of death and any other required forms. The Contract will terminate upon such payment(s).

Contracts Owned by Trusts: As a general rule, Contracts owned by “nonnatural persons” such as trusts, are not treated as annuity contracts for federal tax purposes. See Nonnatural Owner under 9(b). Taxation of Non-qualified Annuities In General.

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If you apply to have the Contract owned by a trust, you should only do so after consulting with a tax advisor to make sure that the trust will be owning the Contract as an agent for a natural person. If, after purchasing the Contract, the trust is changed so that the trust no longer owns the Contract as agent for a natural person, the Contract will no longer be treated as an annuity under the Internal Revenue Code and any income earned by the Contract will be taxable to the trust as ordinary income.

We will issue Contracts to trusts if the trustee represents to us in writing that the trust holds the Contract as agent for one or more natural persons and that the beneficiaries of the trust are natural persons. We will require the trustee to agree in writing to (i) notify us if there are any changes to the trust that would cause the trust to no longer hold the Contract as agent for a natural person or if the trust beneficiaries are changed so that not all trust beneficiaries are natural persons and (ii) authorize us to surrender the Contract since the Contract will no longer be treated as an annuity contract under section 72 of the Internal Revenue Code.

The only other kind of trust we will issue the Contract to is a charitable remainder trust that is established under the Internal Revenue Code and regulations.

Contracts Owned Under UGMA/UTMA Arrangements: A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor’s estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian’s responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor. If the Contract is not reregistered prior to the applicable date, we may restrict activity in the account.

3(c). Purchase Payments

Contributing to a Contract: You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own. You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder under 4. Benefits Available Under the Contract.

You may make a telephone, mail, or Internet request to make an additional Purchase Payment by moving money from your Fidelity mutual fund or Fidelity brokerage “core” account, or other eligible Fidelity Investments accounts. You may also request to make an additional Purchase Payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner’s name in common.

An additional Purchase Payment that you invest in any Subaccount(s) will be credited to your Contract based on the next computed Accumulation Unit Value(s) for those Subaccount(s) after we receive your payment at our Annuity Service Center. See Accumulation Units below.

We may limit the amount of any Initial or Additional Purchase Payment. We also reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier’s checks, bank drafts, postal money orders and Traveler’s Express international money orders.

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We may also offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See 10(k). Special Provisions For Sales Under Sponsored Arrangements.

Investment Allocation of Your Purchase Payments: You choose how to allocate your Purchase Payments among the Subaccounts and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application. In order to meet certain regulatory requirements, we reserve the right to invest your Purchase Payments in the Government Money Market Subaccount during all or part of the Free Look Period. See Free Look Privilege above.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Government Money Market Subaccount until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

Accumulation Units: We credit your payments allocated to the Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period during which the Purchase Payment is received at our Annuity Service Center. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount. Withdrawals from the Contract, including any withdrawals you take to pay advisory fees to a third-party investment advisory firm, will result in the cancellation of Accumulation Units.

For each Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each Subaccount has a Net Investment Factor (also referred to as the “Total Return”). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets of the Subaccount at the end of the preceding Valuation Period;

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(b) Is the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Base Contract Expenses as shown in the Fee Tables.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

For administrative purposes, if your Contract qualifies for an Automatic Contract Charge Reduction, we will recalculate the number of Accumulation Units in your Contract on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract qualified for the Automatic Contract Charge Reduction. We do this because the Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction were determined using the higher Contract Charges. When you qualify for an Automatic Contract Charge Reduction, we will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to determine a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction.

Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers: If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Subaccounts at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Subaccounts in which you are invested. If there is not sufficient value in the Subaccounts we may take legal action against you to recover any remaining losses we have incurred. Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

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4. BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract. A detailed description of each benefit follows the table.

Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations

Death Benefit

Upon death of an Owner (or Annuitant in the case of a trust owned contract) prior to the Annuity Date, provides a benefit to the Beneficiary(ies). The Death Benefit is the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed.

None

There is no guaranteed minimum death benefit.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment.

Any advisory fees you pay from the Contract to a third-party investment advisory firm will be treated as a withdrawal and, like any other withdrawal, will reduce the Contract Value and Death Benefit.

Automatic Annuity Builder	Allows for periodic, pre-authorized Purchase Payments from a checking or savings account, or a Fidelity Investments brokerage account.	None	Minimum transfer amount is $100. We reserve the right to restrict participation if there is insufficient funds to complete a transfer.

Dollar Cost Averaging	Allows for automatic monthly Exchanges from one of two Subaccounts (the Source Options) to any other Subaccount (the Destination Option).	None	Minimum transfer amount is $250. May not be used at the same time as Automatic Rebalancing. We reserve the right to modify or terminate this benefit.

Automatic Rebalancing	Helps to maintain a specified allocation mix among Subaccounts.	None	May not be used at the same time as Dollar Cost Averaging. We reserve the right to modify or terminate this benefit.

Systematic Withdrawal Program	Allows for periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis.	None	Contract Value must be at least $10,000 to begin this program. We reserve the right to modify or terminate this benefit.

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Death Benefit:

What is the Death Benefit?

The Death Benefit is a benefit that is triggered if any Owner dies before the Annuity Date. The Death Benefit is the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed. If the Contract is owned by a trust, then the death of an Annuitant is treated as the death of an Owner. In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant. The Death Benefit is included in your Contract for no additional charge.

The Contract does not guarantee a minimum Death Benefit.

Any advisory fees you pay from the Contract to a third-party investment advisory firm will be treated as a withdrawal and, like any other withdrawal, will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.

Who has the right to the Death Benefit?

The Beneficiary(ies) designated in the Contract has the right to the Death Benefit. The Beneficiary(ies) is the person(s) to whom proceeds of the Contract pass by reason of the death of the Owner(s) (or Annuitant in the case of a trust owned contract). If a Contract has two Owners and one Owner dies before the Annuity Date, the surviving Owner is treated as the Beneficiary over any other Beneficiaries. If the Owner(s) fails to designate a Beneficiary prior to death, in most cases the estate will be deemed the Beneficiary, in which case the Death Benefit must be administered through the probate process.

What are the different options for receiving the Death Benefit?

Listed below are the settlement options that FILI makes available to receive the Death Benefit. The settlement options available are driven primarily by federal tax law that the Contract must comply with to qualify as an annuity for tax purposes.

Settlement Option	Description	Beneficiary Restrictions
5 Year Distribution

Entire interest in the Contract must be withdrawn no later than five years from the date of death.

In the event state escheatment laws require escheatment to the state before five years from the date of death, a Beneficiary may not have the full five-year distribution period to withdraw the Contract Value as described in the Contract. See 10(f). Abandoned Property.

No restrictions

Annuitization	Entire interest in the Contract is payable over the Beneficiary’s or surviving Owner’s lifetime by electing annuitization within 60 days of the date of death, with distributions beginning within one year of the date of death. A Beneficiary who elects this option gives up future access to the Contract Value in exchange for a guaranteed stream of income.	Beneficiary must be a natural person

Stretch Benefit	Entire interest in the Contract is paid over a period not extending beyond the Beneficiary’s life expectancy in systematic withdrawals with distributions beginning within one year of the date of death. Under this option the Beneficiary cannot make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time.	Beneficiary must be: (i). a natural person and (ii). not a spouse of the deceased Owner (for trust owned Contracts, Beneficiary must not be a spouse of the deceased Annuitant)

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Settlement Option	Description	Beneficiary Restrictions
Continuation of Contract

Continue the Contract, or their portion of the Contract, as the Owner.

Will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner.

Will be able to change the Annuity Date to a date as late as the first day of the calendar month following his or her 95th birthday.

Beneficiary must be spouse of deceased Owner (for trust owned Contracts, Beneficiary must not be a spouse of the deceased Annuitant)

Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

How	are Beneficiaries designated in the Contract?

The Owner(s) designate(s) a Beneficiary or Beneficiaries in the application and can change Beneficiaries prior to death.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary’s share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem unable to administer, which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

What is the process for claiming the Death Benefit?

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer to the Government Money Market Subaccount any portion of the Contract Value that is in the other Subaccounts. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Subaccounts.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon request, pay any Beneficiary who has provided us with required tax withholding and/or any other forms we may require. Upon paying a Beneficiary their entire interest in the Contract, we will have no further obligations to that Beneficiary. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated

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to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary’s estate.

Automatic Annuity Builder

An optional benefit you may elect for no additional charge, Automatic Annuity Builder allows you to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

Dollar Cost Averaging

An optional benefit you may elect for no additional charge, Dollar Cost Averaging allows you to make automatic monthly Exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Option”), but not both, to any of the other Subaccounts you select (the “Destination Options”). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

Automatic Rebalancing

An optional benefit you may elect for no additional charge, Automatic Rebalancing can help you maintain your specified allocation mix among the Subaccounts. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

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You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the day scheduled for the reallocation, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

Systematic Withdrawal Program

An optional benefit you may elect for no additional charge, our Systematic Withdrawal Program allows you to schedule periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Subaccounts in accordance with FILI’s administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Subaccounts.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

5. MAKING EXCHANGES AMONG SUBACCOUNTS

5(a). General Procedures for Making Exchanges

Before the Annuity Date, you may make transfers of money (“Exchanges”) among the Subaccounts by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract owners may be required to provide additional information about those requests by other means, including via fax or a web site.

Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. See Transaction Expenses in Fee Tables.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund’s expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Subaccount to another. You may also request a percentage reallocation among Subaccounts. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may move the entire amount.

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5(b). Making Exchanges by Telephone or Internet

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

5(c). Effective Date of Exchanges Among Subaccounts

Any redemption from a Subaccount that is part of an Exchange among Subaccounts will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally, the purchase of Accumulation Units in other Subaccounts with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from a Subaccount that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to a Subaccount that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Subaccount. The delay will last until the Subaccount from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Subaccount will be uninvested.

5(d). Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Subaccounts on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

5(e). Short-Term Trading Risk

Frequent Exchanges among Subacounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large

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part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of the 1940 Act, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds’ prospectuses for specific information about the Funds’ short-term trading policies and risks.

5(f). FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by Fidelity Management & Research LLC or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by Fidelity Management & Research LLC or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Subaccount at any time, Contract Owners may ordinarily comply with FILI’s policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into a Subaccount before they withdraw or make an Exchange out of that Subaccount.

In addition, each Fund reserves the right to reject the Variable Account’s entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI’s policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

5(g). Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Subaccounts that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into a Subaccount followed by a withdrawal or Exchange out of the same Subaccount within 30 days. Owners are limited to one roundtrip transaction per Subaccount within any rolling 90-day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12-month period.

Owners with two or more roundtrip transactions in one Subaccount within a rolling 90-day period will be blocked from making additional allocations or exchanges into that Subaccount, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12-month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Subaccounts. This restriction will stay in effect for

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12-months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12-months) is restarted, and all purchase transactions will be permanently blocked in the violated Subaccount across all contracts with common ownership. “U.S. Mail-Only” for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Government Money Market Subaccount;

(2) Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder, Systematic Withdrawal Program, and annuity payments will not count toward a Subaccount’s roundtrip limits;

(3) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

FILI may choose not to monitor transactions below certain dollar value thresholds. No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

6. MAKING WITHDRAWALS

6(a). General Withdrawal Procedures

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

If you request a partial withdrawal in an amount that is less than the total you have in all the Subaccounts, you may choose the dollar amount or percentage to be withdrawn from each Subaccount. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Subaccounts.

You may make a telephone, mail, or internet request for a partial withdrawal. Partial withdrawals will reduce the Contract Value and Death Benefit. Withdrawals by telephone are limited as follows: (1) no withdrawal may be for more than $500,000; (2) total telephone withdrawals in a seven-day period cannot total more than $500,000; and (3) if we have recorded an address change for an Owner during the past 10 days, the limits in (1) and (2) become $100,000. Limitations for online withdrawals may be lower. We reserve the right to change telephone and online withdrawal requirements or limitations. You may also use our Systematic Withdrawal Program to elect to take periodic withdrawals. See Systematic Withdrawal Program in 3(b). Benefits Available Under the Contract.

The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 591/2. See 9. Tax considerations.

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Complete and partial withdrawals are calculated based on the next computed Accumulation Unit Value(s) after we receive the withdrawal request at the Annuity Service Center. We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld. We may defer payment from the Subaccounts for longer than seven days under certain limited circumstances. See 10(j). Postponement of Payment.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you provide us with the necessary information about the account. Any Contracts and accounts between which money will be transferred must have at least one owner’s name in common.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

7. INCOME PHASE

7(a). Annuity Date

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner’s 90th birthday. If after your Contract is issued there is a change in ownership resulting in a new oldest Owner, we reserve the right to reset the Annuity Date to be the first day of the calendar month following the new, oldest Owner’s 90th birthday. You may change the Annuity Date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. The latest Annuity Date we will permit is the first day of the calendar month following the oldest Owner’s 95th birthday. Any Annuity Date you choose must be the first day of a month.

7(b). Annuity Income

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/ Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 95th birthday.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code (see Death Benefit in 4. Benefits Available Under the Contract), and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

The Contract has only one annuity income payout option. Under this option, annuity income payments

•	are paid on a monthly basis;

•	are fixed in amount, meaning the payment amount does not fluctuate; and

•	continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

Guarantees of annuity income payments are subject to our claims-paying ability and financial strength.

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The Owner(s) may change the Annuitant(s) before the Annuity Date. If the Owner is a trust, the Annuitant may not be changed but the Owner may add a second Annuitant.

Before the Annuity Date you may withdraw all of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay the Annuitant or Annuitants the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Subaccounts will be redeemed and the money will be transferred to our general account. Thereafter, all money used to support annuity income payments will be held in our general account. In addition, the Contract’s Death Benefit will terminate and there will be no ability to make withdrawals.

The first monthly annuity income payment will be made on the Annuity Date, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws. We will determine the amount of monthly annuity income based upon the age(s) and, unless prohibited by applicable state law, sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a)	The guaranteed annuity income purchase rates set forth in your Contract; and

(b)	The annuity rates in effect on the Annuity Date for the same payment option.

The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes.

Contracts with No Annuitants on the Annuity Date: If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

Contracts with One Annuitant on the Annuity Date: If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant’s death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant’s estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any, at an interest rate that was used to determine the annuity income purchase rate on the Annuity Date.

Contracts with Two Annuitants on the Annuity Date: If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

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The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant’s estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any, at the interest rate that was used to determine the annuity income purchase rate on the Annuity Date.

8. CURRENT CHARGES AND OTHER DEDUCTIONS

8(a). Transaction Charges

Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. See Fee Tables.

8(b). Base Contract Expenses

Base Contract Expenses are the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge.

Mortality and Expense Risk Charge: We assess a daily charge against each Contract’s assets at an effective annual rate of 0.20%. This charge is 0.05% for (1) Contracts purchased on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, and (2) Contracts that are converted to the lower Contract Charges following the Contract Date. See 8(c) below.

The risks we bear are mortality and expense risks. The mortality risk we bear is the risk that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project. The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

Administrative Charge: We make a daily charge against the assets of each Subaccount equivalent to an effective annual rate of 0.05%. The Administrative Charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. We guarantee this charge will never increase.

8(c). Automatic Contract Charge Reduction

If your Contract Value equals or exceeds $1,000,000 on any Valuation Period on or after September 7, 2010 and if at that time we are offering the Contract to new applicants at the lower Contract Charges, your Contract will be automatically converted to the lower Contract Charges (“Automatic Contract Charge Reduction”). The Automatic Contract Charge Reduction applies to any Contract that was issued at higher Contract Charges and that had a Contract Value that was equal to or greater than $1,000,000 on or after September 7, 2010 subject to the following conditions:

•	The Contract at the lower Contract Charges must be available to new applicants at the time we implement the Automatic Contract Charge Reduction for all eligible contract owners; and

•	The Automatic Contract Charge Reduction is not retroactive. It only applies to Valuation Periods following the implementation date of the Automatic Contract Charge Reduction to your Contract.

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•

We will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction. See Accumulation Units under 3(c). Purchase Payments.

The Automatic Contract Charge Reduction will be applied to your Contract as long as we continue to offer the lower Contract Charges to new applicants on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract Value equaled or exceeded $1,000,000.

8(d). Premium Taxes

We generally deduct a charge equal to any premium taxes that states require us to pay in connection with your Contract at the time we are required to pay it, which is either upon your Purchase Payment or upon commencement of annuity income payments. Note—in many states premium taxes are not imposed in connection with the Contracts. If a premium tax applies, the amount of the tax and when it will be deducted from your Contract depends on the state your Contract was issued in. As of the date of this prospectus, we deduct a charge equal to the premium tax for Contracts issued in the following states – California, Colorado, Maine, Nevada, South Dakota, West Virginia, and Wyoming. State premium taxes currently range from 0% to 3.5%.

8(e). Funds’ Expenses

Fees and expenses are deducted from and paid out of the assets of the Funds. These expenses may vary in amount from year to year and are described in the prospectuses for the Funds.

8(f). Other Taxes

We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See 9(d). FILI’s Tax Status.

8(g). Deduction of Advisory Fees

If you have authorized a third-party investment advisory firm (the “Advisor”) to make withdrawals from the Contract of the Advisor’s fees, we will make such withdrawals upon receiving from the Advisor our required Advisor payment form properly completed at our Annuity Service Center. To authorize an Advisor to make withdrawals from the Contract, you must first complete our required authorization form. You or your Advisor can terminate the authorization at any time by notifying us in writing or via phone at our Annuity Service Center. In addition, Fidelity reserves the right to terminate such authorization at any time.

FILI does not pay commissions to any Advisor that you may choose to employ because such Advisors receive compensation in connection with the Contract in the form of advisory fees you agreed to pay to the Advisor.

As with any other withdrawal from your Contract, withdrawals taken from the Contract to pay advisory fees will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax. We encourage Owners to discuss with their Advisor the impact of deducting advisory fees from the Contract prior to making any election.

We require the Advisor to complete our required payment form each and every time an advisory fee payment is requested from the Contract. We do not allow Advisors to schedule systematic / ongoing advisory fee payments from the Contract.

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When requesting a withdrawal from the Contract for advisory fees, we require Advisors to specify the withdrawal amount as a percentage of Contract Value or as a dollar amount. The withdrawal will be taken from the Subaccounts on a prorated basis unless the Advisor specifies the dollar amounts to be withdrawn from each Subaccount. A withdrawal to pay advisory fees will not be permitted if it would reduce the Contract Value below $2,500. Questions about the basis upon which your Advisor calculates their advisory fee should be directed to your Advisor.

Please note that although we permit you to authorize an Advisor to make asset allocation decisions and request other transactions within the Contract on your behalf, including withdrawals to pay the Advisor’s fees, individuals employed by any such Advisor are:

•	not licensed agents of Fidelity Investments or any of its affiliates, and

•	do not receive commissions from Fidelity Investments or any of its affiliates in connection with sales of the Contract.

You can purchase and own this Contract without hiring or paying advisory fees to an Advisor.

Pursuant to an IRS Private Letter Ruling issued to Fidelity, advisory fees that are paid directly from the Contract by its Owner(s) to an Advisor should not be considered taxable distributions if:

•

the fees do not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined as a percentage of the cash value as of the last day of the period in which the advisory services were provided, and

•	all the other conditions set out in the IRS Private Letter Ruling are met.

However, Fidelity has no responsibility or liability (i) to determine whether the instructions received from the Advisor are in compliance with the agreement between Owner(s) and Advisor, and (ii) to verify that the amount of Fees complies with the IRS Private Letter Ruling. Advisory fees paid from the Contract that are in excess of the maximum amount or that do not meet any of the other conditions set out in the IRS Private Letter Ruling may be subject to federal and state income taxes and a 10% federal penalty tax. may be subject to federal and state income taxes and a 10% federal penalty tax. See Third-Party Investment Advisory Fees under 9(c) for more information.

9. TAX CONSIDERATIONS

9(a). Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

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In addition, we make no guarantee regarding any tax treatment — federal, state, or local — of any Contract or of any transaction involving a Contract.

9(b). Taxation of Non-qualified Annuities in General

Tax Deferral During Accumulation Phase: Under existing provisions of the Internal Revenue Code, provided the below conditions are met, any increase in an Owner’s Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

Diversification Requirements: The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be “adequately diversified” in accordance with the Internal Revenue Code and Treasury Department regulations.

Ownership Treatment: In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Subaccounts may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

Nonnatural Owner: As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to “nonnatural” persons. However, we will offer the Contracts to trusts where a trustee represents that the trust is for the benefit of natural persons such as the grantor of the trust. We will also require the trustee to certify that the Beneficiaries of the trust are natural persons. We will also offer the Contracts to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.

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Delayed Annuity Commencement Dates: On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner’s 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin.

However, if the Contract’s Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner’s income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

9(c). Tax Consequences to Investors

Taxation of Partial and Complete Withdrawals: Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your “investment in the contract.” Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the “investment in the contract.” For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code (“Partial 1035”) from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or “boot” under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions below. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

Taxation of Annuity Income Payments: Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements.

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Distribution and Taxation of Proceeds: Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1) if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2) if distributed under an Annuity Income Option, or as systematic withdrawals under the Stretch Benefit Option (see Death Benefit under 4. Benefits Available Under the Contract), they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2) if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements.

3.8% Tax on Net Investment Income: Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1) the taxpayer’s “net investment income,” (from Non-qualified Annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase “modified adjusted gross income” in item 2.

You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Penalty Tax on Premature Distributions: In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1) is made on or after the taxpayer attains age 59 1/2;

(2) is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3) is attributable to the Owner’s becoming disabled (as defined in the tax law);

(4) is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

(5) is made under an immediate annuity contract (as defined in the tax law); or

(6) satisfies some other exception to this 10% penalty tax.

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We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

Third-Party Investment Advisor Fees: Pursuant to an IRS Private Letter Ruling (“PLR”) issued to Fidelity, advisory fees that are paid directly from the Contract by its Owner(s) to an Advisor should not be considered taxable distributions if all the following conditions are met:

(1) The Owner authorizes the fees be paid to the Advisor from the Contract’s cash value;

(2) The amount of the Fees has been determined from a negotiation between the Owner(s) and the Advisor in which each is acting in its own best interest (i.e., an “arm’s length transaction”);

(3) The Fees do not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined as a percentage of the cash value as of the last day of the period in which the advisory services were provided;

(4) The Fees are only for investment advice provided by the Advisor to the Owner(s) with respect to the Contract;

(5) The Fees do not result in any fee reduction related to any other asset or service;

(6) The Owner(s) do not direct payment of the Fees for any other purpose or to any other person or entity; and

(7) The Advisor does not receive a commission from Fidelity for the sale of the Contract.

A PLR is based on a specific set of facts and is issued to a specific taxpayer. While a PLR may be an indication of the IRS’s current position on an issue, a PLR can be used as precedent only under limited circumstances. Note—even if FILI does not treat withdrawals taken to pay advisory fees as taxable distributions, federal and/or state taxing authorities could determine such fees should be treated as taxable distributions. If deemed to be a taxable distribution, the withdrawal to pay advisory fees may be subject to federal and state income taxes and a 10% penalty tax. In addition, as with any other withdrawal from your Contract, withdrawals taken from the Contract to pay advisory fees will reduce the Contract Value and Death Benefit. Any legal questions should be directed at your legal counsel as FILI and its affiliates do not provide legal advice.

Aggregation of Contracts: In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Contracts: We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts under 9(c). Tax Consequences to Investors.

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In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

You may be able to add a second Owner in certain circumstances. See 10(a). Contract Rights. There may be special income tax issues if you add a second Owner who is not your spouse. You should consult your tax advisor before adding a second Owner.

Transfers of a Contract: A Contract that is transferred by assignment to another person or entity may result in taxable income to the Owner in the year the Contract is transferred. You should consult your tax advisor before making such a transfer.

Taxation of Contracts Owned Under UGMA/UTMA Arrangements: In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

9(d). FILI’s Tax Status

FILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a “regulated investment company” under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

10. MORE INFORMATION ABOUT THE CONTRACT

You should also be aware of the following important provisions of your Contract.

10(a). Contract Rights

Owner(s): Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: “joint tenants in common”, “tenancy by the entirety”, “joint tenants with rights of survivorship” and “joint ownership by husband and wife”.

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Subaccounts. The Owner(s) can change the Annuitant(s) before annuity income payments begin. If the Owner is a trust, the Annuitant may not be changed.

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If you are the only Owner when your Contract is issued, you may later add a second Owner, but you may do this only once and the second Owner must be younger than you, unless the second Owner is your spouse. You may not add a second Owner if the Owner is a trust, or the Contract is held under a UGMA or UTMA arrangement. You may not remove an Owner unless the Owner is a spouse.

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Subaccounts; (c) reallocate the Contract Value among the Subaccounts; (d) make withdrawals; (e) name a second Owner (subject to the limitations in the previous paragraph) if the Contract has only one Owner; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary’s consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, any withdrawals (including surrenders), changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Death Benefit under 4. Benefits Available Under the Contract.

Annuitant(s): You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

If the Contract is owned by a trust, the Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, an additional Annuitant may be added until the Annuity Date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant’s age and, unless prohibited by applicable state law, sex. If an Annuitant’s age or sex has been misstated, we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

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Beneficiary(ies): The Owner(s) name(s) a Beneficiary or Beneficiaries in the application and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary’s estate. For more details on the Contract rights and provisions applicable to Beneficiaries, see Death Benefit under 4. Benefits Available Under the Contract.

10(b). Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum. We have the right to cancel your Contract if your Contract Value falls below $2,000 for any reason. We will give you 30 days’ notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If you do not make such an additional Purchase Payment and your Contract Value remains below $2,000 at the end of the period, we will cancel your Contract and send your Contract Value to you in a lump sum. The $2,000 figure may be reduced for sponsored arrangements and will always be lower than the minimum initial Purchase Payment under such an arrangement.

10(c). Assignment

The Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Internal Revenue Code; (b) a Contract owned by an individual may be transferred to that individual’s spouse; (c) a Contract owned by one or two individual(s) may be transferred to either a trust or a charitable remainder trust of which the individual(s) is(are) the grantor(s); and (d) a contract owned by a trust may be transferred to the trust’s grantor(s) or a beneficiary of the trust. Assignments under (c) and (d) may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

10(d). Notification of Death

If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant if the Annuitant’s death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant’s death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

10(e). Proof of Survival

If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

10(f). Abandoned Property

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment, we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner’s

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death, we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner’s death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five-year distribution period as described in the Contract to withdraw the Contract Value.

10(g). Reports to Owners

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Shareholder reports for funds available under your Contract will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Contract owners have access to their contract information online at Fidelity.com.

10(h). Signature Guarantee or Customer Authentication

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership;

2. Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

10(i). Non-Participating Contract

The Contract is “non-participating”, meaning there are no dividends. Investment results of the Subaccounts are reflected in the Contract Value and the other benefits under the Contract.

10(j). Postponement of Payment

In conformity with the 1940 Act, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in a Subaccount is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

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10(k). Special Provisions for Sales Under Sponsored Arrangements

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

11. MORE INFORMATION ABOUT THE SUBACCOUNTS AND THE FUNDS

11(a). Changes in Subaccounts

We may make additional Subaccounts available to you from time to time. These Subaccounts will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new mutual fund for the mutual fund in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund’s investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required. We would obtain any required approval from the SEC before making such changes.

11(b). Voting Rights

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners. As a result of proportional voting, the vote of a small number of Owners could determine the outcome of a shareholder vote.

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Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

11(c). Resolving Material Conflicts

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

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APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.fidelity.com/FPRAreports. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge or any advisory fees that you may pay to a third-party investment advisory firm from the Contract. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021
			1 year	5 year	10 year
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Adviser: BlackRock Advisors, LLC	0.90%*	6.55%	9.79%	7.78%

Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® Variable Insurance Product (“VIP”) Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	9.85%	9.93%	8.57%

Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity® VIP Asset Manager: Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.75%	13.89%	12.39%	10.60%

Seeks income and capital growth consistent with reasonable risk	Fidelity® VIP Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%	18.17%	14.89%	12.57%

Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio Adviser: Fidelity Management & Research Company LLC	0.14%	-1.95%	—	—

Seeks capital appreciation	Fidelity® VIP Communication Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.73%	15.60%	14.94%	14.27%

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Investment Objective	Fund & Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Consumer Discretionary Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%	19.32%	20.01%	17.79%
Seeks capital appreciation	Fidelity® VIP Consumer Staples Portfolio Adviser: Fidelity Management & Research Company LLC	0.73%	14.11%	10.10%	11.53%

Seeks long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	27.74%	20.08%	16.55%

Seeks capital appreciation	Fidelity® VIP Disciplined Small Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	20.62%	10.38%	13.02%

Seeks capital appreciation	Fidelity® VIP Dynamic Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.73%	24.46%	20.51%	17.40%

Seeks capital appreciation	Fidelity® VIP Emerging Markets Portfolio Adviser: Fidelity Management & Research Company LLC	0.99%	-2.28%	14.90%	8.35%

Seeks capital appreciation	Fidelity® VIP Energy Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%	55.16%	-3.38%	0.19%

Seeks reasonable income while also considering the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity® VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	24.83%	11.86%	12.44%

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Investment Objective	Fund & Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021
			1 year	5 year	10 year
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity® VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Sub-Adviser: Geode Capital Management, LLC	0.13%	21.24%	—	—

Seeks capital appreciation	Fidelity® VIP Financial Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%	33.14%	12.91%	14.82%
Seeks a high level of current income	Fidelity® VIP Floating Rate High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.76%	5.08%	4.00%	—

Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.45%*	3.65%	5.48%	4.55%

Seeks high total return	Fidelity® VIP FundsManager® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%*	10.02%	9.91%	8.33%

Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.75%*	12.34%	11.27%	9.61%

Seeks high total return	Fidelity® VIP FundsManager® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.82%*	14.52%	12.46%	10.64%

Seeks high total return	Fidelity® VIP FundsManager® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.90%*	17.83%	14.40%	12.30%

Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio Adviser: Fidelity Management & Research Company LLC	0.25%	0.01%	0.92%	0.49%

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Investment Objective	Fund & Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021
			1 year	5 year	10 year
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	23.12%	26.19%	19.60%

Seeks high total return through a combination of current income and capital appreciation	Fidelity® VIP Growth & Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	25.80%	13.36%	13.98%

Seeks to provide capital growth	Fidelity® VIP Growth Opportunities Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%	11.87%	31.99%	22.85%
Seeks capital appreciation	Fidelity® VIP Health Care Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%	11.66%	18.56%	18.73%

Seeks a high level of current income, while also considering growth of capital	Fidelity® VIP High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%	4.63%	4.98%	5.60%

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® VIP Index 500 Portfolio Adviser: Fidelity Management & Research Company LLC Principal Sub-Adviser: Geode Capital Management, LLC	0.10%	28.58%	18.34%	16.44%

Seeks capital appreciation	Fidelity® VIP Industrials Portfolio Adviser: Fidelity Management & Research Company LLC	0.74%	17.03%	11.36%	13.18%

Seeks capital appreciation	Fidelity® VIP International Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.90%	12.24%	16.76%	13.07%

Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity® VIP International Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Sub-Adviser: Geode Capital Management, LLC	0.17%	7.72%	—	—

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Investment Objective	Fund & Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021
			1 year	5 year	10 year
Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity® VIP Investment Grade Bond Portfolio Adviser: Fidelity Management & Research Company LLC	0.42%	-0.64%	4.30%	3.51%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2005 Portfolio Adviser: Fidelity Management & Research Company LLC	0.40%	4.09%	7.22%	6.39%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2010 Portfolio Adviser: Fidelity Management & Research Company LLC	0.45%	5.81%	8.41%	7.62%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2015 Portfolio Adviser: Fidelity Management & Research Company LLC	0.50%	7.64%	9.59%	8.38%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2020 Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%	9.54%	10.64%	9.20%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2025 Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	10.78%	11.46%	10.19%

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2030 Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%	12.25%	12.69%	11.02%

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Investment Objective	Fund & Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation	Fidelity® VIP Investor Freedom IncomeSM Portfolio Adviser: Fidelity Management & Research Company LLC	0.38%	3.28%	6.30%	5.11%

Seeks capital appreciation	Fidelity® VIP Materials Portfolio Adviser: Fidelity Management & Research Company LLC	0.76%	33.40%	12.03%	10.21%

Seeks long-term growth of capital	Fidelity® VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	25.54%	13.52%	13.20%

Seeks long-term growth of capital	Fidelity® VIP Overseas Portfolio Adviser: Fidelity Management & Research Company LLC	0.85%	19.63%	14.35%	10.73%

Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity® VIP Real Estate Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%	38.92%	9.25%	10.32%

Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity® VIP Strategic Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	3.72%	5.35%	4.71%

Seeks capital appreciation	Fidelity® VIP Technology Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%	28.06%	34.72%	24.29%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity® VIP Total Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Sub-Adviser: Geode Capital Management, LLC	0.12%	25.69%	—	—

Seeks capital appreciation	Fidelity® VIP Utilities Portfolio Adviser: Fidelity Management & Research Company LLC	0.73%	17.30%	13.04%	11.48%

48

Investment Objective	Fund & Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Value Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%	29.98%	12.64%	13.62%

Seeks capital appreciation	Fidelity® VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC	0.71%	33.48%	13.85%	13.65%

Seeks income	Franklin U.S. Government Securities VIP Fund Adviser: Franklin Advisers, Inc.	0.78%	-1.83%	1.75%	1.28%

Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund Adviser: Franklin Advisers, Inc	0.76%*	-4.99%	-0.94%	1.13%

Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco V.I. Global Core Equity Fund Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Canada, Ltd.	0.96%	15.97%	11.34%	9.72%

Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser: Lazard Asset Management LLC	1.14%	5.80%	5.34%	3.84%

Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Variable Insurance Fund, Inc. (“Morgan Stanley”) Emerging Markets Debt Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.10%*	-2.02%	3.82%	3.86%
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.25%	2.99%	9.46%	5.44%

49

Investment Objective	Fund & Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021
			1 year	5 year	10 year
Seeks total return	Morgan Stanley Global Strategist Portfolio Adviser: Morgan Stanley Investment Management Inc.	0.92%*	8.37%	8.97%	7.43%

Seeks maximum real return, consistent with prudent investment management	PIMCO Variable Insurance Trust (“VIT”) CommodityRealReturn® Strategy Portfolio Adviser: Pacific Investment Management Company LLC	0.93%*	33.34%	5.72%	-1.86%

Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Low Duration Portfolio Adviser: Pacific Investment Management Company LLC	0.65%	-0.93%	1.54%	1.59%

Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio Adviser: Pacific Investment Management Company LLC	0.67%	5.59%	5.33%	3.05%

Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Total Return Portfolio Adviser: Pacific Investment Management Company LLC	0.65%	-1.27%	3.94%	3.43%

Each Fidelity Subaccount invests in Investor Class shares of each Fund except for the VIP Index 500 Portfolio, VIP Bond Index Portfolio, VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio which invest in Initial Class shares of each Fund.

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.

50

We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 30, 2022. The SAI is incorporated by reference in this prospectus and is available, without charge, upon request. To request the SAI, other information about the Contract, or to make investor inquiries, call us at 1-800-544-2442.

Reports and other information about the Variable Account are available on the Securities and Exchange Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier: C000024030

FPRA-PRO-0422

1.819090.121

51

FIDELITY PERSONAL RETIREMENT ANNUITY®

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2022

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts (“Contracts”) offered by Fidelity Investments Life Insurance Company (the “Company”) through Fidelity Investments Variable Annuity Account I (the “Variable Account”). You may obtain a copy of the Prospectus dated April 30, 2022 without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

FPRA-PTB-0422

1.819091.121

GENERAL INFORMATION AND HISTORY

Fidelity Investments Life Insurance Company (“FILI”)

FILI is a stock life insurance company that was established in 1981 and exists in accordance with the laws, rules and regulations of the State of Utah. FILI issues life insurance and annuity products in 49 states (not New York) and the District of Columbia; FILI’s wholly-owned subsidiary Empire Fidelity Investments Life Insurance Company (“EFILI”) issues life insurance and annuity products in New York. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, certain Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC.

Fidelity Investments Variable Annuity Account I (the “Variable Account”)

The Variable Account is a separate investment account of FILI established on July 22, 1987 and exists in accordance with the laws, rules and regulations of the State of Utah. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). It is also a separate account as defined under the federal securities laws.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Considerations Regarding Cybersecurity

With the increased use of technologies such as the Internet to conduct business, our business, including our variable insurance business, is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting FILI, the Funds, and any affiliated or unaffiliated vendors or service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our processing of policy transactions (including surrenders, withdrawals, annuity income payments, and insurance proceeds), our ability to calculate Accumulation Unit Values and Annuity Income Unit Values, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While FILI has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, FILI cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect its business. A variable insurance product and its Owners, Annuitants, Insureds, and Beneficiaries could be negatively impacted as a result.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant’s estate.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

2

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”). FBS is the principal underwriter. FIA and FILI are wholly-owned, direct subsidiaries of FMR LLC; and FBS is a wholly-owned, indirect subsidiary of FMR LLC. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917. The offering of the Contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

UNDERWRITING COMMISSIONS

Year	Underwriting Commissions Paid to FBS	Amount of Underwriting Commissions Retained by FBS

2021	18,665,010	18,665,010

2020	11,938,420	11,938,420

2019	13,357,890	13,357,890

FILI does not pay commissions to any third-party investment advisory firm (the “Advisor”) that you may choose to employ because such Advisors receive compensation in connection with the Contract in the form of advisory fees you agreed to pay to the Advisor. Please note that you can purchase and own this Contract without hiring or paying advisory fees to an Advisor.

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

3

EXPERTS

The consolidated financial statements of the Company as of December 31, 2021 and 2020 and for each of the three years in the period ended December 31, 2021, and the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2021 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, MA 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

4

Fidelity® Investments
Variable Annuity Account I

Annual Report
December 31, 2021

Fidelity Investments

Life Insurance Company

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$215,568	$1,739,235	$70,396	$377,065	$429,701	$503,315	$765,436	$871,205
Receivable from FILI	—	—	—	—	118	—	136	1

Total assets	215,568	1,739,235	70,396	377,065	429,819	503,315	765,572	871,206
Liabilities:
Payable to FILI	13	3	3	1	—	—	—	—

Total net assets	$215,555	$1,739,232	$70,393	$377,064	$429,819	$503,315	$765,572	$871,206

Net Assets:
Fidelity Retirement Reserves	$206,211	$—	$55,870	$—	$383,768	$—	$708,672	$—
Fidelity Income Advantage	9,344	—	14,523	—	46,051	—	56,900	—
Fidelity Personal Retirement	—	1,729,275	—	377,064	—	503,315	—	871,206
Fidelity Freedom Lifetime Income	—	31	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	9,926	—	—	—	—	—	—

Total net assets	$215,555	$1,739,232	$70,393	$377,064	$429,819	$503,315	$765,572	$871,206

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	9,844	—	882	—	2,191	—	2,038	—

Unit Value	$20.95	$—	$63.35	$—	$175.18	$—	$347.74	$—

Fidelity Income Advantage:
Units Outstanding	468	—	240	—	275	—	171	—
Unit Value	$20.01	$—	$60.52	$—	$167.37	$—	$332.23	$—
Fidelity Personal Retirement:
Units Outstanding	—	157,954	—	17,810	—	13,949	—	12,313

Highest Value	$—	$11.71	$—	$29.22	$—	$55.32	$—	$103.96

Lowest Value	$—	$10.27	$—	$18.69	$—	$33.51	$—	$67.18

Fidelity Freedom Lifetime Income:
Units Outstanding	—	3	—	—	—	—	—	—

Unit Value	$—	$11.06	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	857	—	—	—	—	—	—

Highest Unit Value	$—	$9.47	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$9.01	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	205	—	—	—	—	—	—

Highest Unit Value	$—	$9.27	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$8.84	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

3	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$87,481	$265,667	$166,266	$894,402	$211,776	$256,967
Receivable from FILI	—	—	66	—	44	—

Total assets	87,481	265,667	166,332	894,402	211,820	256,967
Liabilities:
Payable to FILI	3	—	—	—	—	—

Total net assets	$87,478	$265,667	$166,332	$894,402	$211,820	$256,967

Net Assets:
Fidelity Retirement Reserves	$80,621	$—	$138,541	$—	$186,522	$—
Fidelity Income Advantage	6,857	—	27,791	—	25,298	—
Fidelity Personal Retirement	—	265,667	—	894,402	—	256,967
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$87,478	$265,667	$166,332	$894,402	$211,820	$256,967

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,016	—	2,785	—	2,251	—

Unit Value	$79.32	$—	$49.74	$—	$82.85	$—

Fidelity Income Advantage:
Units Outstanding	91	—	584	—	319	—

Unit Value	$75.78	$—	$47.52	$—	$79.16	$—

Fidelity Personal Retirement:
Units Outstanding	—	9,733	—	53,000	—	9,594

Highest Value	$—	$36.87	$—	$19.21	$—	$34.00

Lowest Value	$—	$26.89	$—	$14.94	$—	$24.29

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

4	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$4,944,610	$75,338	$141,408	$1,300,118	$2,317,809	$221,190	$4,141,613
Receivable from FILI	123	—	—	81	—	—	—

Total assets	4,944,733	75,338	141,408	1,300,199	2,317,809	221,190	4,141,613
Liabilities:
Payable to FILI	—	1	—	—	—	64	—

Total net assets	$4,944,733	$75,337	$141,408	$1,300,199	$2,317,809	$221,126	$4,141,613

Net Assets:
Fidelity Retirement Reserves	$657,175	$63,652	$—	$1,188,154	$—	$180,775	$—
Fidelity Income Advantage	69,586	11,685	—	112,045	—	40,351	—
Fidelity Personal Retirement	4,217,972	—	141,408	—	2,317,809	—	3,126,766
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	1,014,847

Total net assets	$4,944,733	$75,337	$141,408	$1,300,199	$2,317,809	$221,126	$4,141,613

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	4,298	1,043	—	6,195	—	3,154	—

Unit Value	$152.89	$61.05	$—	$191.79	$—	$57.31	$—

Fidelity Income Advantage:
Units Outstanding	476	200	—	611	—	739	—

Unit Value	$146.07	$58.32	$—	$183.24	$—	$54.75	$—

Fidelity Personal Retirement:
Units Outstanding	79,600	—	4,547	—	42,408	—	79,444

Highest Value	$74.53	$—	$42.21	$—	$79.53	$—	$56.86

Lowest Value	$51.16	$—	$29.23	$—	$52.60	$—	$35.98

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	20,341

Highest Value	$—	$—	$—	$—	$—	$—	$49.92

Lowest Value	$—	$—	$—	$—	$—	$—	$29.14

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	12,242

Highest Value	$—	$—	$—	$—	$—	$—	$48.93

Lowest Value	$—	$—	$—	$—	$—	$—	$28.52

See accompanying notes which are an integral part of the financial statements.

5	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP –Dynamic Capital Appreciation	VIP –Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP –Mid Cap	VIP –Mid Cap Investor Class
Assets:
Investments at market value	$27,585	$186,787	$133,082	$269,306	$247,041	$1,258,355	$322,275	$658,078
Receivable from FILI	—	—	24	—	55	—	37	—

Total assets	27,585	186,787	133,106	269,306	247,096	1,258,355	322,312	658,078
Liabilities:
Payable to FILI	16	—	—	—	2	—	—	—

Total net assets	$27,569	$186,787	$133,106	$269,306	$247,094	$1,258,355	$322,312	$658,078

Net Assets:
Fidelity Retirement Reserves	$23,233	$—	$114,404	$—	$217,006	$—	$275,461	$—
Fidelity Income Advantage	4,336	—	18,702	—	30,088	—	46,851	—
Fidelity Personal Retirement	—	186,787	—	269,306	—	1,258,355	—	658,078
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$27,569	$186,787	$133,106	$269,306	$247,094	$1,258,355	$322,312	$658,078

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	351	—	1,827	—	2,241	—	3,670	—

Unit Value	$66.22	$—	$62.62	$—	$96.85	$—	$75.05	$—

Fidelity Income Advantage:
Units Outstanding	68	—	312	—	325	—	652	—

Unit Value	$63.82	$—	$59.83	$—	$92.53	$—	$71.84	$—

Fidelity Personal Retirement:
Units Outstanding	—	3,241	—	6,293	—	13,573	—	16,577

Highest Value	$—	$88.25	$—	$59.85	$—	$158.51	$—	$62.57

Lowest Value	$—	$56.08	$—	$40.71	$—	$85.60	$—	$35.44

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

6	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$55,152	$236,505	$25,751	$154,428	$290,331	$1,554,979	$27,876	$148,929
Receivable from FILI	22	—	14	—	—	1	—	—

Total assets	55,174	236,505	25,765	154,428	290,331	1,554,980	27,876	148,929
Liabilities:
Payable to FILI	—	—	—	—	1	—	29	—

Total net assets	$55,174	$236,505	$25,765	$154,428	$290,330	$1,554,980	$27,847	$148,929

Net Assets:
Fidelity Retirement Reserves	$45,240	$—	$23,309	$—	$261,150	$—	$24,914	$—
Fidelity Income Advantage	9,934	—	2,456	—	29,180	—	2,933	—
Fidelity Personal Retirement	—	236,505	—	154,428	—	1,554,980	—	148,929
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$55,174	$236,505	$25,765	$154,428	$290,330	$1,554,980	$27,847	$148,929

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	990	—	587	—	2,388	—	1,107	—

Unit Value	$45.69	$—	$39.69	$—	$109.36	$—	$22.51	$—

Fidelity Income Advantage:
Units Outstanding	225	—	64	—	278	—	137	—

Unit Value	$44.04	$—	$38.09	$—	$104.95	$—	$21.60	$—

Fidelity Personal Retirement:
Units Outstanding	—	5,968	—	4,028	—	14,315	—	11,233

Highest Value	$—	$80.54	$—	$42.98	$—	$224.15	$—	$18.53

Lowest Value	$—	$38.51	$—	$34.79	$—	$97.48	$—	$12.57

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

7	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$144,158	$897,989	$32,384	$221,585	$28,592	$129,664	$29,422	$266,806
Receivable from FILI	—	—	—	—	6	—	19	—

Total assets	144,158	897,989	32,384	221,585	28,598	129,664	29,441	266,806
Liabilities:
Payable to FILI	22	—	7	—	—	—	—	—

Total net assets	$144,136	$897,989	$32,377	$221,585	$28,598	$129,664	$29,441	$266,806

Net Assets:
Fidelity Retirement Reserves	$129,034	$—	$29,120	$—	$24,585	$—	$25,549	$—
Fidelity Income Advantage	15,102	—	3,257	—	4,013	—	3,892	—
Fidelity Personal Retirement	—	897,989	—	221,585	—	129,664	—	266,806
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$144,136	$897,989	$32,377	$221,585	$28,598	$129,664	$29,441	$266,806

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,614	—	1,149	—	366	—	413	—

Unit Value	$79.94	$—	$25.34	$—	$67.24	$—	$61.88	$—

Fidelity Income Advantage:
Units Outstanding	197	—	134	—	62	—	65	—

Unit Value	$76.72	$—	$24.32	$—	$64.53	$—	$59.38	$—

Fidelity Personal Retirement:
Units Outstanding	—	12,270	—	7,535	—	2,968	—	4,353

Highest Value	$—	$103.56	$—	$55.83	$—	$69.11	$—	$108.85

Lowest Value	$—	$71.33	$—	$22.24	$—	$39.64	$—	$60.21

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

8	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation
Assets:
Investments at market value	$34,346	$221,152	$56,147	$919,681	$22,597
Receivable from FILI	—	—	10	—	10

Total assets	34,346	221,152	56,157	919,681	22,607
Liabilities:
Payable to FILI	—	—	—	—	—

Total net assets	$34,346	$221,152	$56,157	$919,681	$22,607

Net Assets:
Fidelity Retirement Reserves	$30,851	$—	$49,283	$—	$20,208
Fidelity Income Advantage	3,495	—	6,874	—	2,399
Fidelity Personal Retirement	—	221,152	—	919,681	—
Fidelity Freedom Lifetime Income	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—

Total net assets	$34,346	$221,152	$56,157	$919,681	$22,607

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	594	—	2,076	—	625

Unit Value	$51.94	$—	$23.73	$—	$32.31

Fidelity Income Advantage:
Units Outstanding	70	—	300	—	76

Unit Value	$50.06	$—	$22.90	$—	$31.26

Fidelity Personal Retirement:
Units Outstanding	—	6,610	—	47,126	—

Highest Value	$—	$74.64	$—	$24.18	$—

Lowest Value	$—	$30.99	$—	$16.80	$—

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

9	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income
Assets:
Investments at market value	$386,152	$26,851	$218,149	$11,332
Receivable from FILI	—	—	—	1
Total assets	386,152	26,851	218,149	11,333
Liabilities:
Payable to FILI	—	7	—	—

Total net assets	$386,152	$26,844	$218,149	$11,333

Net Assets:
Fidelity Retirement Reserves	$—	$24,526	$—	$11,333
Fidelity Income Advantage	—	2,318	—	—
Fidelity Personal Retirement	386,152	—	218,149	—
Fidelity Freedom Lifetime Income	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—

Total net assets	$386,152	$26,844	$218,149	$11,333

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	706	—	597

Unit Value	$—	$34.75	$—	$18.98

Fidelity Income Advantage:
Units Outstanding	—	69	—	—

Unit Value	$—	$33.61	$—	$—

Fidelity Personal Retirement:
Units Outstanding	11,161	—	5,595	—

Highest Value	$66.34	$—	$69.89	$—

Lowest Value	$32.93	$—	$36.11	$—

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—

Unit Value	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—

Highest Value	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—

Highest Value	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

10	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom Income Investor Class	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Assets:
Investments at market value	$97,092	$8,759	$27,935	$10,491	$78,980	$23,672	$113,650
Receivable from FILI	—	—	—	1	—	1	—

Total assets	97,092	8,759	27,935	10,492	78,980	23,673	113,650
Liabilities:
Payable to FILI	—	—	—	1	—	—	—

Total net assets	$97,092	$8,759	$27,935	$10,491	$78,980	$23,673	$113,650

Net Assets:
Fidelity Retirement Reserves	$—	$8,759	$—	$10,491	$—	$23,673	$—
Fidelity Income Advantage	—	—	—	—	—	—	—
Fidelity Personal Retirement	97,092	—	27,935	—	78,980	—	113,650
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$97,092	$8,759	$27,935	$10,491	$78,980	$23,673	$113,650

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	409	—	433	—	900	—

Unit Value	$—	$21.40	$—	$24.24	$—	$26.30	$—

Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:
Units Outstanding	5,115	—	1,257	—	3,142	—	4,165

Highest Value	$20.91	$—	$26.82	$—	$30.89	$—	$33.63

Lowest Value	$17.15	$—	$19.84	$—	$22.42	$—	$24.12

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Assets:
Investments at market value	$24,783	$230,961	$25,612	$290,411	$26,611	$390,824
Receivable from FILI	1	—	—	—	—	—

Total assets	24,784	230,961	25,612	290,411	26,611	390,824
Liabilities:
Payable to FILI	—	—	—	—	—	—

Total net assets	$24,784	$230,961	$25,612	$290,411	$26,611	$390,824

Net Assets:
Fidelity Retirement Reserves	$24,784	$—	$25,612	$—	$26,611	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	230,961	—	290,411	—	390,824
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$24,784	$230,961	$25,612	$290,411	$26,611	$390,824

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	891	—	842	—	835	—

Unit Value	$27.81	$—	$30.41	$—	$31.85	$—

Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:
Units Outstanding	—	8,072	—	9,299	—	11,894

Highest Value	$—	$38.08	$—	$42.29	$—	$46.58

Lowest Value	$—	$26.27	$—	$28.82	$—	$31.19

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

12	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Assets:
Investments at market value	$10,411	$32,164	$33,413	$26,526	$326,810	$909,995	$1,969,464
Receivable from FILI	—	43	1	1	1	69	—

Total assets	10,411	32,207	33,414	26,527	326,811	910,064	1,969,464
Liabilities:
Payable to FILI	267	—	23	46	—	—	49

Total net assets	$10,144	$32,207	$33,391	$26,481	$326,811	$910,064	$1,969,415

Net Assets:
Fidelity Retirement Reserves	$—	$—	$—	$23,415	$—	$42,400	$79,341
Fidelity Income Advantage	—	—	—	3,066	—	8,616	40,050
Fidelity Personal Retirement	—	—	—	—	326,811	847,771	1,723,744
Fidelity Freedom Lifetime Income	10,144	32,207	33,391	—	—	11,277	126,280
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$10,144	$32,207	$33,391	$26,481	$326,811	$910,064	$1,969,415

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	—	—	778	—	2,494	3,467

Unit Value	$—	$—	$—	$30.08	$—	$17.00	$22.88

Fidelity Income Advantage: Units Outstanding	—	—	—	107	—	520	1,801

Unit Value	$—	$—	$—	$29.15	$—	$16.47	$22.17

Fidelity Personal Retirement:
Units Outstanding	—	—	—	—	8,731	47,657	69,119

Highest Value	$—	$—	$—	$—	$60.08	$19.21	$31.17

Lowest Value	$—	$—	$—	$—	$32.39	$16.38	$23.90

Fidelity Freedom Lifetime Income:
Units Outstanding	497	1,301	1,141	—	—	704	5,867

Unit Value	$20.94	$24.73	$29.30	$—	$—	$16.01	$21.56

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Funds Manager 60% Investor Class	VIP –Funds Manager 70% Investor Class	VIP – Funds Manager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$2,330,209	$1,979,682	$687,105	$19,391	$218,322	$18,346	$87,337
Receivable from FILI	32	40	—	—	—	8	—

Total assets	2,330,241	1,979,722	687,105	19,391	218,322	18,354	87,337
Liabilities:
Payable to FILI	—	—	180	9	—	—	—

Total net assets	$2,330,241	$1,979,722	$686,925	$19,382	$218,322	$18,354	$87,337

Net Assets:
Fidelity Retirement Reserves	$38,875	$48,655	$28,529	$16,974	$—	$16,137	$—
Fidelity Income Advantage	16,735	25,866	12,453	2,408	—	2,217	—
Fidelity Personal Retirement	1,482,339	1,869,011	627,641	—	218,322	—	87,337
Fidelity Freedom Lifetime Income	149,203	36,190	18,302	—	—	—	—
Fidelity Growth and Guaranteed Income	643,089	—	—	—	—	—	—

Total net assets	$2,330,241	$1,979,722	$686,925	$19,382	$218,322	$18,354	$87,337

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,686	1,853	996	483	—	535	—

Unit Value	$23.04	$26.25	$28.63	$35.17	$—	$30.18	$—

Fidelity Income Advantage:
Units Outstanding	745	1,014	448	71	—	75	—

Unit Value	$22.42	$25.43	$27.74	$34.15	$—	$29.30	$—

Fidelity Personal Retirement:
Units Outstanding	57,202	63,316	19,078	—	5,911	—	2,748

Highest Value	$36.55	$41.05	$49.81	$—	$47.18	$—	$65.59

Lowest Value	$24.85	$28.62	$31.22	$—	$35.64	$—	$30.33

Fidelity Freedom Lifetime Income:
Units Outstanding	6,299	1,461	682	—	—	—	—

Unit Value	$23.69	$24.79	$27.13	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	15,246	—	—	—	—	—	—

Highest Value	$32.08	$—	$—	$—	$—	$—	$—

Lowest Value	$21.74	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	11,327	—	—	—	—	—	—

Highest Value	$31.45	$—	$—	$—	$—	$—	$—

Lowest Value	$21.27	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

14	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Assets:
Investments at market value	$16,127	$124,109	$11,895	$142,609	$8,226	$208,166
Receivable from FILI	—	—	4	—	2	—

Total assets	16,127	124,109	11,899	142,609	8,228	208,166
Liabilities:
Payable to FILI	5	—	—	—	—	—

Total net assets	$16,122	$124,109	$11,899	$142,609	$8,228	$208,166

Net Assets:
Fidelity Retirement Reserves	$13,913	$—	$11,054	$—	$7,354	$—
Fidelity Income Advantage	2,209	—	845	—	874	—
Fidelity Personal Retirement	—	124,109	—	142,609	—	208,166
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$16,122	$124,109	$11,899	$142,609	$8,228	$208,166

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	459	—	753	—	591	—

Unit Value	$30.29	$—	$14.68	$—	$12.45	$—

Fidelity Income Advantage:
Units Outstanding	75	—	59	—	71	—

Unit Value	$29.41	$—	$14.28	$—	$12.26	$—

Fidelity Personal Retirement:
Units Outstanding	—	3,256	—	7,768	—	15,963

Highest Value	$—	$78.76	$—	$41.80	$—	$13.10

Lowest Value	$—	$32.47	$—	$15.67	$—	$12.95

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index		VIF –Emerging Markets Equity
Assets:
Investments at market value	$416,864	$488,617	$140,718		$240,813	$60,643
Receivable from FILI	4	3	2		1	12

Total assets	416,868	486,620	140,720		240,814	60,655
Liabilities:
Payable to FILI	—	—	—		—	—

Total net assets	$416,868	$488,620	$140,720		$240,814	$60,655

Net Assets:
Fidelity Retirement Reserves	$18,005	$24,894	$4,283		$9,379	$21,310
Fidelity Income Advantage	1,041	1,082	878		496	2,255
Fidelity Personal Retirement	397,822	462,644	135,559		230,939	37,090
Fidelity Freedom Lifetime Income	—	—	—		—	—
Fidelity Growth and Guaranteed Income	—	—	—		—	—

Total net assets	$416,868	$488,620	$140,720		$240,814	$60,655

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,590	1,438	294		770	578

Unit Value	$11.33	$17.32	$14.59		$12.18	$36.85

Fidelity Income Advantage:
Units Outstanding	92	63	61		41	64

Unit Value	$11.25	$17.19	$14.48		$12.09	$35.21

Fidelity Personal Retirement:
Units Outstanding	34,340	26,116	9,082		18,537	2,159

Highest Value	$11.61	$17.76	$14.96		$12.49	$31.91

Lowest Value	$11.55	$17.66	$14.88		$12.42	$15.68

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—		—	—

Unit Value	$—	$—	$—		$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—		—	—

Highest Value	$—	$—	$—	$		$—

Lowest Value	$—	$—	$—		$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—		—	—

Highest Value	$—	$—	$—		$—	$—

Lowest Value	$—	$—	$—		$—	$—

See accompanying notes which are an integral part of the financial statements.

16	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIF –Emerging Markets Debt	VIF – Global Strategist – Class II	Invesco –V.I. Global Core Equity	Allspring –VT Discovery	Allspring –VT Opportunity		Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$94,356	$28,012	$26,959	$38,687		$25,793	$70,886	$39,781
Receivable from FILI	4	—	7	18		9	2	1

Total assets	94,360	28,012	26,966	38,705		25,802	70,888	39,782
Liabilities:
Payable to FILI	—	—	—	—		—	—	—

Total net assets	$94,360	$28,012	$26,966	$38,705		$25,802	$70,888	$39,782

Net Assets:
Fidelity Retirement Reserves	$10,154	$6,633	$8,489	$34,488		$23,286	$8,255	$80
Fidelity Income Advantage	1,146	1,978	1,564	4,217		2,516	449	619
Fidelity Personal Retirement	83,060	19,401	16,913	—		—	62,184	39,083
Fidelity Freedom Lifetime Income	—	—	—	—		—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—		—	—	—

Total net assets	$94,360	$28,012	$26,966	$38,705		$25,802	$70,888	$39,782

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	267	279	284	374		278	491	11

Unit Value	$37.98	$23.75	$29.89	$92.24		$83.83	$16.81	$7.43

Fidelity Income Advantage:
Units Outstanding	31	87	55	48		31	27	85

Unit Value	$36.29	$22.69	$28.56	$88.12		$80.09	$16.29	$7.29

Fidelity Personal Retirement:
Units Outstanding	4,728	932	761	—		—	3,983	4,941

Highest Value	$23.99	$31.51	$31.77	$—		$—	$28.90	$7.96

Lowest Value	$15.29	$18.51	$19.81	$—		$—	$13.56	$7.85

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—		—	—	—

Unit Value	$—	$—	$—	$—	$		$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—		—	—	—

Highest Value	$—	$—	$—	$—		$—	$—	$—

Lowest Value	$—	$—	$—	$—		$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—		—	—	—

Highest Value	$—	$—	$—	$—		$—	$—	$—

Lowest Value	$—	$—	$—	$—		$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov’t Securities
Assets:
Investments at market value	$371,021	$243,173	$515,200	$192,030	$54,713	$80,276
Receivable from FILI	4	4	—	3	1	2

Total assets	371,025	243,177	515,200	192,033	54,714	80,278
Liabilities:
Payable to FILI	—	—	4	—	—	—

Total net assets	$371,025	$243,177	$515,196	$192,033	$54,714	$80,278

Net Assets:
Fidelity Retirement Reserves	$31,205	$11,996	$26,520	$4,866	$1,801	$5,839
Fidelity Income Advantage	540	1,088	914	642	260	305
Fidelity Personal Retirement	339,280	230,093	487,762	186,525	52,653	74,134
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$371,025	$243,177	$515,196	$192,033	$54,714	$80,278

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,719	788	1,839	269	185	557

Unit Value	$11.48	$15.22	$14.42	$18.09	$9.71	$10.48

Fidelity Income Advantage:
Units Outstanding	48	73	65	36	27	29

Unit Value	$11.19	$14.85	$14.07	$17.74	$9.52	$10.28

Fidelity Personal Retirement:
Units Outstanding	28,160	14,825	32,690	9,701	5,097	6,658

Highest Value	$12.28	$16.29	$15.44	$19.38	$10.40	$11.22

Lowest Value	$11.80	$14.93	$14.34	$19.10	$10.25	$11.06

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

18	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
		VIP –
	VIP –	Government
	Government	Money Market		VIP –		VIP –
	Money	Investor	VIP –	High Income	VIP –	Equity-Income
	Market	Class	High Income	Investor Class	Equity-Income	Investor Class
Income:
Dividends	$23	$172	$3,759	$20,133	$7,749	$8,545
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,667	—	424	—	2,741	—
Administrative and other charges	111	—	28	—	183	—

Total expenses	1,778	—	452	—	2,924	—

Fidelity Income Advantage:
Mortality and expense risk charges	75	—	112	—	341	—
Administrative and other charges	25	—	37	—	113	—

Total expenses	100	—	149	—	454	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	2,183	—	461	—	570
Administrative and other charges	—	856	—	190	—	226

Total expenses	—	3,039	—	651	—	796

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	98	—	—	—	—
Administrative and other charges	—	27	—	—	—	—

Total expenses	—	125	—	—	—	—

Total expenses	1,878	3,164	601	651	3,378	796

Net investment income (loss)	(1,855)	(2,992)	3,158	19,482	4,371	7,749

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(1,641)	504	2,520	7,465
Realized gain distributions	—	—	—	—	45,224	51,309
Net realized gain (loss) on investments	—	—	(1,641)	504	47,744	58,774
Unrealized appreciation (depreciation)	—	—	955	(3,787)	33,750	28,184

Net increase (decrease) in net assets from operations	$(1,855)	$(2,992)	$2,472	$16,199	$85,865	$94,707

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
				VIP –		VIP –
				Overseas,	VIP –	Investment
		VIP – Growth	VIP –	Investor	Investment	Grade Bond
	VIP – Growth	Investor Class	Overseas	Class	Grade Bond	Investor Class
Income:
Dividends	$—	$—	$439	$1,190	$3,499	$18,469
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5,068	—	584	—	1,103	—
Administrative and other charges	338	—	39	—	74	—

Total expenses	5,406	—	623	—	1,177	—

Fidelity Income Advantage:
Mortality and expense risk charges	416	—	51	—	222	—
Administrative and other charges	139	—	17	—	74	—

Total expenses	555	—	68	—	296	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	935	—	312	—	1,193
Administrative and other charges	—	386	—	124	—	461

Total expenses	—	1,321	—	436	—	1,654

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	5,961	1,321	691	436	1,473	1,654

Net investment income (loss)	(5,961)	(1,321)	(252)	754	2,026	16,815

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	34,291	37,977	1,242	9,272	854	8,455
Realized gain distributions	150,752	161,126	6,268	18,586	4,732	25,174

Net realized gain (loss) on investments	185,043	199,103	7,510	27,858	5,586	33,629
Unrealized appreciation (depreciation)	(34,368)	(42,298)	7,142	14,461	(10,411)	(59,452)

Net increase (decrease) in net assets from operations	$144,714	$155,484	$14,400	$43,073	$(2,799)	$(9,008)

See accompanying notes which are an integral part of the financial statements.

20	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
					VIP –
				VIP –	Asset
		VIP –		Asset	Manager:		VIP –
	VIP –	Asset Manager	VIP –	Manager:	Growth	VIP –	Contrafund
	Asset Manager	Investor Class	Index 500	Growth	Investor Class	Contrafund	Investor Class
Income:
Dividends	$3,379	$3,928	$55,369	$1,037	$1,861	$744	$1,033
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,408	—	4,488	471	—	8,196	—
Administrative and other charges	94	—	299	31	—	546	—

Total expenses	1,502	—	4,787	502	—	8,742	—

Fidelity Income Advantage:
Mortality and expense risk charges	197	—	490	88	—	794	—
Administrative and other charges	65	—	163	30	—	264	—

Total expenses	262	—	653	118	—	1,058	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	354	4,318	—	198	—	2,642
Administrative and other charges	—	124	1,812	—	65	—	1,029

Total expenses	—	478	6,130	—	263	—	3,671

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	1,764	478	11,570	620	263	9,800	3,671

Net investment income (loss)	1,615	3,450	43,799	417	1,598	(9,056)	(2,638)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,781	3,314	208,768	1,826	4,129	43,960	84,410
Realized gain distributions	1,155	1,411	29,924	1,043	1,891	149,613	261,977

Net realized gain (loss) on investments	2,936	4,725	238,692	2,869	6,020	193,573	346,387
Unrealized appreciation (depreciation)	13,828	14,322	772,808	5,724	8,968	98,482	154,771

Net increase (decrease) in net assets from operations	$18,379	$22,497	$1,055,299	$9,010	$16,586	$282,999	$498,520

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
				VIP –
			VIP –	Dynamic		VIP –
		VIP –	Dynamic	Capital	VIP –	Growth &
	VIP –	Balanced	Capital	Appreciation	Growth &	Income
	Balanced	Investor Class	Appreciation	Investor Class	Income	Investor Class
Income:
Dividends	$1,947	$33,831	$108	$567	$3,050	$5,846
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,268	—	166	—	815	—
Administrative and other charges	85	—	11	—	54	—

Total expenses	1,353	—	177	—	869	—

Fidelity Income Advantage:
Mortality and expense risk charges	298	—	31	—	142	—
Administrative and other charges	99	—	11	—	47	—

Total expenses	397	—	42	—	189	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	4,114	—	202	—	305
Administrative and other charges	—	1,420	—	84	—	118

Total expenses	—	5,534	—	286	—	423

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	9,270	—	—	—	—
Administrative and other charges	—	2,486	—	—	—	—

Total expenses	—	11,756	—	—	—	—

Total expenses	1,750	17,290	219	286	1,058	423

Net investment income (loss)	197	16,541	(111)	281	1,992	5,423

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,000	92,992	1,229	7,960	4,079	6,136
Realized gain distributions	15,013	275,169	2,331	14,811	5,705	10,558

Net realized gain (loss) on investments	21,013	368,161	3,560	22,771	9,784	16,694
Unrealized appreciation (depreciation)	11,637	228,876	2,073	12,921	15,726	28,155

Net increase (decrease) in net assets from operations	$32,847	$613,578	$5,522	$35,973	$27,502	$50,272

See accompanying notes which are an integral part of the financial statements.

22	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
		VIP –
	VIP –	Growth		VIP –		VIP – Value
	Growth	Opportunities	VIP –	Mid Cap	VIP – Value	Strategies
	Opportunities	Investor Class	Mid Cap	Investor Class	Strategies	Investor Class
Income:
Dividends	$—	$—	$1,864	$3,348	$795	$3,222
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,807	—	1,982	—	325	—
Administrative and other charges	120	—	132	—	22	—

Total expenses	1,927	—	2,114	—	347	—

Fidelity Income Advantage:
Mortality and expense risk charges	252	—	346	—	72	—
Administrative and other charges	84	—	116	—	24	—

Total expenses	336	—	462	—	96	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	1,485	—	751	—	247
Administrative and other charges	—	640	—	307	—	105

Total expenses	—	2,125	—	1,058	—	352

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	2,263	2,125	2,576	1,058	443	352

Net investment income (loss)	(2,263)	(2,125)	(712)	2,290	352	2,870

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	36,974	137,100	8,382	16,215	3,197	15,879
Realized gain distributions	24,495	114,832	48,326	99,101	4,359	18,968

Net realized gain (loss) on investments	61,469	251,932	56,708	115,316	7,556	34,847
Unrealized appreciation (depreciation)	(31,572)	(121,213)	10,543	16,173	5,087	10,086

Net increase (decrease) in net assets from operations	$27,634	$128,594	$66,539	$133,779	$12,995	$47,803

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
				VIP –
		VIP – Utilities	VIP –	Technology		VIP – Energy
	VIP – Utilities	Investor Class	Technology	Investor Class	VIP – Energy	Investor Class
Income:
Dividends	$443	$2,571	$—	$—	$900	$3,238
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	161	—	1,685	—	187	—
Administrative and other charges	11	—	112	—	12	—

Total expenses	172	—	1,797	—	199	—

Fidelity Income Advantage:
Mortality and expense risk charges	18	—	194	—	20	—
Administrative and other charges	6	—	64	—	6	—

Total expenses	24	—	258	—	26	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	182	—	1,521	—	148
Administrative and other charges	—	71	—	663	—	61

Total expenses	—	253	—	2,184	—	209

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	196	253	2,055	2,184	225	209

Net investment income (loss)	247	2,318	(2,055)	(2,184)	675	3,029

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	345	2,794	26,597	123,425	438	10,704
Realized gain distributions	—	—	26,733	143,622	—	—

Net realized gain (loss) on investments	345	2,794	53,330	267,047	438	10,704
Unrealized appreciation (depreciation)	3,115	17,474	7,649	58,291	6,905	25,021

Net increase (decrease) in net assets from operations	$3,707	$22,586	$58,924	$323,154	$8,018	$38,754

See accompanying notes which are an integral part of the financial statements.

24	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
				VIP –
		VIP –	VIP –	Financial		VIP –
	VIP –	Health Care	Financial	Services	VIP –	Industrials
	Health Care	Investor Class	Services	Investor Class	Industrials	Investor Class
Income:
Dividends	$131	$664	$509	$3,421	$—	$—
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	982	—	187	—	176	—
Administrative and other charges	65	—	12	—	12	—

Total expenses	1,047	—	199	—	188	—

Fidelity Income Advantage:
Mortality and expense risk charges	121	—	24	—	29	—
Administrative and other charges	40	—	8	—	10	—

Total expenses	161	—	32	—	39	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	1,070	—	217	—	143
Administrative and other charges	—	442	—	97	—	62

Total expenses	—	1,512	—	314	—	205

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	1,208	1,512	231	314	227	205

Net investment income (loss)	(1,077)	(848)	278	3,107	(227)	(205)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,975	35,047	1,123	10,981	450	3,236
Realized gain distributions	10,094	59,418	522	3,485	3,929	17,703

Net realized gain (loss) on investments	17,069	94,465	1,645	14,466	4,379	20,939
Unrealized appreciation (depreciation)	(973)	651	4,066	24,715	(66)	(1,239)

Net increase (decrease) in net assets from operations	$15,019	$94,268	$5,989	$42,288	$4,086	$19,495

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
		VIP –				VIP –
	VIP –	Consumer		VIP –	VIP –	Strategic
	Consumer	Discretionary	VIP –	Real Estate	Strategic	Income
	Discretionary	Investor Class	Real Estate	Investor Class	Income	Investor Class
Income:
Dividends	$—	$—	$341	$2,060	$1,462	$23,849
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	186	—	199	—	368	—
Administrative and other charges	12	—	13	—	24	—

Total expenses	198	—	212	—	392	—

Fidelity Income Advantage:
Mortality and expense risk charges	29	—	22	—	54	—
Administrative and other charges	10	—	8	—	18	—

Total expenses	39	—	30	—	72	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	291	—	221	—	1,137
Administrative and other charges	—	126	—	89	—	451

Total expenses	—	417	—	310	—	1,588

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	237	417	242	310	464	1,588

Net investment income (loss)	(237)	(417)	99	1,750	998	22,261

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,396	22,002	(109)	2,919	194	2,963
Realized gain distributions	1,222	10,023	178	1,148	870	14,334

Net realized gain (loss) on investments	4,618	32,025	69	4,067	1,064	17,297
Unrealized appreciation (depreciation)	302	9,857	9,180	51,028	(481)	(8,410)

Net increase (decrease) in net assets from operations	$4,683	$41,465	$9,348	$56,845	$1,581	$31,148

See accompanying notes which are an integral part of the financial statements.

26	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Income:
Dividends	$—	$—	$419	$3,196	$116	$963
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	160	—	169	—	88	—
Administrative and other charges	11	—	11	—	6	—

Total expenses	171	—	180	—	94	—

Fidelity Income Advantage:
Mortality and expense risk charges	19	—	16	—	—	—
Administrative and other charges	6	—	6	—	—	—

Total expenses	25	—	22	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	425	—	230	—	134
Administrative and other charges	—	185	—	96	—	48

Total expenses	—	610	—	326	—	182

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	196	610	202	326	94	182

Net investment income (loss)	(196)	(610)	217	2,870	22	781

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,159	20,532	1,118	9,377	283	1,710
Realized gain distributions	1,404	21,946	2,769	22,535	248	2,524

Net realized gain (loss) on investments	3,563	42,478	3,887	31,912	531	4,234
Unrealized appreciation (depreciation)	(863)	(215)	1,597	8,678	(269)	(2,121)

Net increase (decrease) in net assets from operations	$2,504	$41,653	$5,701	$43,460	$284	$2,894

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
		VIP – Investor		VIP – Investor		VIP – Investor
	VIP –	Freedom 2005	VIP –	Freedom 2010	VIP –	Freedom 2015
	Freedom 2005	Investor Class	Freedom 2010	Investor Class	Freedom 2015	Investor Class
Income:
Dividends	$95	$298	$110	$794	$258	$1,171
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	67	—	79	—	178	—
Administrative and other charges	4	—	5	—	12	—

Total expenses	71	—	84	—	190	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	50	—	133	—	192
Administrative and other charges	—	16	—	38	—	56

Total expenses	—	66	—	171	—	248

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	71	66	84	171	190	248

Net investment income (loss)	24	232	26	623	68	923

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	86	1,209	183	1,367	368	2,740
Realized gain distributions	230	961	369	2,332	974	4,577

Net realized gain (loss) on investments	316	2,170	552	3,699	1,342	7,317
Unrealized appreciation (depreciation)	(53)	(1,129)	(67)	(287)	151	(336)

Net increase (decrease) in net assets from operations	$287	$1,273	$511	$4,035	$1,561	$7,904

See accompanying notes which are an integral part of the financial statements.

28	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Income:
Dividends	$268	$2,390	$269	$3,069	$281	$3,961
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	201	—	187	—	190	—
Administrative and other charges	13	—	12	—	13	—

Total expenses	214	—	199	—	203	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	355	—	453	—	576
Administrative and other charges	—	111	—	143	—	177

Total expenses	—	466	—	596	—	753

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	214	466	199	596	203	753

Net investment income (loss)	54	1,924	70	2,473	78	3,208

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	998	6,021	467	10,678	586	9,682
Realized gain distributions	1,406	10,320	856	11,427	1,048	14,170

Net realized gain (loss) on investments	2,404	16,341	1,323	22,105	1,634	23,852
Unrealized appreciation (depreciation)	(208)	1,370	910	3,557	987	12,208

Net increase (decrease) in net assets from operations	$2,250	$19,635	$2,303	$28,135	$2,699	$39,268

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP –	VIP –	VIP –		VIP –	VIP –	VIP –
	Freedom	Freedom	Freedom	VIP –	Disciplined	FundsManager	FundsManager
	Lifetime	Lifetime	Lifetime	Disciplined	Small Cap	20%	50%
	Income I	Income II	Income III	Small Cap	Investor Class	Investor Class	Investor Class
Income:
Dividends	$107	$335	$351	$106	$1,021	$9,232	$21,579
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	187	—	322	584
Administrative and other charges	—	—	—	13	—	21	39

Total expenses	—	—	—	200	—	343	623

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	26	—	68	306
Administrative and other charges	—	—	—	9	—	22	102

Total expenses	—	—	—	35	—	90	408

Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	—	—	376	1,240	2,513
Administrative and other charges	—	—	—	—	158	407	813

Total expenses	—	—	—	—	534	1,647	3,326

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	53	163	168	—	—	58	634
Administrative and other charges	11	33	33	—	—	11	127

Total expenses	64	196	201	—	—	69	761

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	64	196	201	235	534	2,149	5,118

Net investment income (loss)	43	139	150	(129)	487	7,083	16,461

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	102	536	633	2,265	15,775	7,335	30,288
Realized gain distributions	321	1,325	1,475	461	5,637	2,031	30,518

Net realized gain (loss) on investments	423	1,861	2,108	2,726	21,412	9,366	60,806
Unrealized appreciation (depreciation)	(189)	(209)	644	1,692	27,422	12,753	94,755

Net increase (decrease) in net assets from operations	$277	$1,791	$2,902	$4,289	$49,321	$29,202	$172,022

See accompanying notes which are an integral part of the financial statements.

30	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP –	VIP –	VIP –		VIP –
	FundsManager	FundsManager	FundsManager	VIP –	Consumer		VIP –
	60%	70%	85%	Consumer	Staples	VIP –	Materials
	Investor Class	Investor Class	Investor Class	Staples	Investor Class	Materials	Investor Class
Income:
Dividends	$25,045	$19,324	$6,210	$351	$3,796	$124	$512
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	277	353	209	121	—	107	—
Administrative and other charges	18	24	14	8	—	7	—

Total expenses	295	377	223	129	—	114	—

Fidelity Income Advantage:
Mortality and expense risk charges	127	195	92	18	—	13	—
Administrative and other charges	42	65	31	6	—	4	—

Total expenses	169	260	123	24	—	17	—

Fidelity Personal Retirement:
Mortality and expense risk charges	2,102	2,587	859	—	271	—	99
Administrative and other charges	694	859	286	—	105	—	41

Total expenses	2,796	3,446	1,145	—	376	—	140

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	739	176	89	—	—	—	—
Administrative and other charges	148	35	18	—	—	—	—

Total expenses	887	211	107	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	6,242	—	—	—	—	—	—
Administrative and other charges	1,618	—	—	—	—	—	—

Total expenses	7,860	—	—	—	—	—	—

Total expenses	12,007	4,294	1,598	153	376	131	140

Net investment income (loss)	13,038	15,030	4,612	198	3,420	(7)	372

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	40,320	30,278	14,031	304	5,093	1,010	7,054
Realized gain distributions	36,156	23,846	15,209	856	9,625	—	—

Net realized gain (loss) on investments	76,476	54,124	29,240	1,160	14,718	1,010	7,054
Unrealized appreciation (depreciation)	155,598	169,716	65,442	949	9,253	2,428	9,618

Net increase (decrease) in net assets from operations	$245,112	$238,870	$99,294	$2,307	$27,391	$3,431	$17,044

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP –Floating Rate High Income Investor Class
Income:
Dividends	$—	$—	$280	$3,091	$195	$5,006
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	100	—	110	—	49	—
Administrative and other charges	7	—	7	—	3	—

Total expenses	107	—	117	—	52	—

Fidelity Income Advantage:
Mortality and expense risk charges	19	—	8	—	7	—
Administrative and other charges	6	—	2	—	2	—

Total expenses	25	—	10	—	9	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	154	—	191	—	192
Administrative and other charges	—	65	—	78	—	88

Total expenses	—	219	—	269	—	280

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	132	219	127	269	61	280

Net investment income (loss)	(132)	(219)	153	2,822	134	4,726

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,497	14,786	1,244	7,727	4	515
Realized gain distributions	634	4,883	1,568	16,591	—	—

Net realized gain (loss) on investments	2,131	19,669	2,812	24,318	4	515
Unrealized appreciation (depreciation)	(322)	(5,063)	(3,416)	(33,149)	171	2,757

Net increase (decrease) in net assets from operations	$1,677	$14,387	$(451)	$(6,009)	$309	$7,998

See accompanying notes which are an integral part of the financial statements.

32	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
			VIP –
	VIP –	VIP –	Extended	VIP –	VIF –	VIF –
	Bond	Total Market	Market	International	Emerging	Emerging
	Index	Index	Index	Index	Markets Equity	Markets Debt
Income:
Dividends	$4,043	$4,478	$1,664	$5,915	$567	$5,046
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	153	149	35	68	176	82
Administrative and other charges	10	10	2	5	12	5

Total expenses	163	159	37	73	188	87

Fidelity Income Advantage:
Mortality and expense risk charges	8	8	7	4	19	9
Administrative and other charges	3	3	2	1	6	3

Total expenses	11	11	9	5	25	12

Fidelity Personal Retirement:
Mortality and expense risk charges	484	421	133	236	49	103
Administrative and other charges	200	180	60	99	21	44

Total expenses	684	601	193	335	70	147

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	858	771	239	413	283	246

Net investment income (loss)	3,185	3,707	1,425	5,502	284	4,800

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4,349	20,178	11,176	4,842	7	(702)
Realized gain distributions	—	2,722	7,196	675	—	—

Net realized gain (loss) on investments	4,349	22,900	18,372	5,517	7	(702)
Unrealized appreciation (depreciation)	(17,433)	56,026	(1,499)	1,247	1,456	(6,425)

Net increase (decrease) in net assets from operations	$(9,899)	$82,633	$18,298	$12,266	$1,747	$(2,327)

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIF –				Lazard –
	Global	Invesco V.I. –			Retirement	PVIT –
	Strategist –	Global	Allspring –	Allspring –	Emerging	Commodity
	Class II	Core Equity	VT Discovery	VT Opportunity	Markets	Real Return
Income:
Dividends	$534	$252	$—	$10	$1,603	$1,374
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	53	63	285	165	66	1
Administrative and other charges	3	4	19	11	4	—

Total expenses	56	67	304	176	70	1

Fidelity Income Advantage:
Mortality and expense risk charges	16	12	36	18	4	3
Administrative and other charges	5	4	12	6	1	1

Total expenses	21	16	48	24	5	4

Fidelity Personal Retirement:
Mortality and expense risk charges	25	21	—	—	79	35
Administrative and other charges	10	7	—	—	33	15

Total expenses	35	28	—	—	112	50

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	112	111	352	200	187	55

Net investment income (loss)	422	141	(352)	(190)	1,416	1,319

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	141	1,097	1,213	512	(917)	2,230
Realized gain distributions	975	4,211	3,139	1,221	—	—

Net realized gain (loss) on investments	1,116	5,308	4,352	1,733	(917)	2,230
Unrealized appreciation (depreciation)	631	(1,887)	(6,481)	3,603	3,555	2,642

Net increase (decrease) in net assets from operations	$2,169	$3,562	$(2,481)	$5,146	$4,054	$6,191

See accompanying notes which are an integral part of the financial statements.

34	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
						FTVIP –
				Blackrock –	FTVIP –	Franklin
	PVIT –	PVIT –	PVIT –	Global	Templeton	U.S. Gov’t
	Low Duration	Real Return	Total Return	Allocation V.I.	Global Bond	Securities
Income:
Dividends	$2,145	$10,854	$9,773	$1,502	$—	$2,145
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	263	76	207	38	16	52
Administrative and other charges	18	5	14	2	1	4

Total expenses	281	81	221	40	17	56

Fidelity Income Advantage:
Mortality and expense risk charges	4	8	7	5	2	2
Administrative and other charges	2	3	3	2	1	1

Total expenses	6	11	10	7	3	3

Fidelity Personal Retirement:
Mortality and expense risk charges	478	249	683	250	70	108
Administrative and other charges	190	104	254	95	28	42

Total expenses	668	353	937	345	98	150

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	955	445	1,168	392	118	209

Net investment income (loss)	1,190	10,409	8,605	1,110	(118)	1,936

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(278)	447	(86)	3,915	(2,568)	(398)
Realized gain distributions	—	—	22,709	26,748	—	—

Net realized gain (loss) on investments	(278)	447	22,623	30,663	(2,568)	(398)
Unrealized appreciation (depreciation)	(5,495)	421	(39,806)	(19,865)	(466)	(3,466)

Net increase (decrease) in net assets from operations	$(4,583)	$11,277	$(8,578)	$11,908	$(3,152)	$(1,928)

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
			VIP – Government
	VIP – Government		Money Market				VIP – High Income
	Money Market		Investor Class		VIP –High Income		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(1,855)	$(1,463)	$(2,992)	$1,864	$3,158	$2,928	$19,482	$17,503
Net realized gain (loss) on investments	—	—	—	—	(1,641)	(8,055)	504	(3,350)
Unrealized appreciation (depreciation)	—	—	—	—	955	5,900	(3,787)	(7,208)

Net increase (decrease) in net assets from operations	(1,855)	(1,463)	(2,992)	1,864	2,472	773	16,199	6,945

Contract Transactions:
Payments received from contract owners	2,688	6,654	1,577,819	942,558	147	158	6,215	3,423
Transfers between sub-accounts and the fixed account, net	(9,721)	76,867	(1,264,050)	(198,978)	(4)	(5,375)	(8,164)	(29,999)
Contract benefits	(5,558)	(6,653)	(127,468)	(133,377)	(2,278)	(2,183)	(241)	(107)
Contract terminations	(35,496)	(43,392)	(257,336)	(493,707)	(1,738)	(1,763)	(7,605)	(9,324)
Contract maintenance charges	(51)	(62)	—	—	(8)	(9)	—	—
Other transfers (to) from FILI, net	37	(99)	—	2	(84)	(346)	(3)	(1)

Net increase (decrease) in net assets from contract transactions	(48,101)	33,315	(71,035)	116,498	(3,965)	(9,518)	(9,798)	(36,008)

Total increase (decrease) in net assets	(49,956)	31,852	(74,027)	118,362	(1,493)	(8,745)	6,401	(29,063)
Net Assets:
Beginning of period	265,511	233,659	1,813,259	1,694,897	71,886	80,631	370,663	399,726

End of period	$215,555	$265,511	$1,739,232	$1,813,259	$70,393	$71,886	$377,064	$370,663

(In thousands)	Subaccounts Investing In:
			VIP – Equity- Income				VIP – Growth
	VIP – Equity-Income		Investor Class		VIP – Growth		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$4,371	$3,282	$7,749	$5,066	$(5,961)	$(4,234)	$(1,321)	$(646)
Net realized gain (loss) on investments	47,744	11,097	58,774	12,266	185,043	74,912	199,103	71,595
Unrealized appreciation (depreciation)	33,750	2,784	28,184	824	(34,368)	137,222	(42,298)	129,990

Net increase (decrease) in net assets from operations	85,865	17,163	94,707	18,156	144,714	207,900	155,484	200,939

Contract Transactions:
Payments received from contract owners	347	313	7,447	3,255	1,079	992	13,818	8,101
Transfers between sub-accounts and the fixed account, net	(3,457)	(15,513)	47,365	(7,351)	(21,601)	(22,355)	42,026	21,226
Contract benefits	(9,747)	(8,928)	(242)	(223)	(14,964)	(9,888)	(139)	(124)
Contract terminations	(11,464)	(11,699)	(8,012)	(7,563)	(22,740)	(14,535)	(14,244)	(12,577)
Contract maintenance charges	(48)	(46)	—	—	(89)	(82)	—	—
Other transfers (to) from FILI, net	(889)	(1,964)	(4)	7	(688)	(1,334)	4	(18)

Net increase (decrease) in net assets from contract transactions	(25,258)	(37,837)	46,554	(11,875)	(59,003)	(47,202)	41,465	16,608

Total increase (decrease) in net assets	60,607	(20,674)	141,261	6,281	85,711	160,698	196,949	217,547
Net Assets:
Beginning of period	369,212	389,886	362,054	355,773	679,861	519,163	674,257	456,710

End of period	$429,819	$369,212	$503,315	$362,054	$765,572	$679,861	$871,206	$674,257

See accompanying notes which are an integral part of the financial statements.

36	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
			VIP – Overseas,
	VIP – Overseas		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(252)	$(279)	$754	$349
Net realized gain (loss) on investments	7,510	(306)	27,858	1,474
Unrealized appreciation (depreciation)	7,142	10,592	14,461	25,430

Net increase (decrease) in net assets from operations	14,400	10,007	43,073	27,253

Contract Transactions:
Payments received from contract owners	153	97	3,565	1,286
Transfers between sub-accounts and the fixed account, net	(2,908)	(4,411)	(2,151)	(18,213)
Contract benefits	(1,650)	(1,395)	(252)	(12)
Contract terminations	(2,924)	(2,075)	(4,223)	(4,452)
Contract maintenance charges	(11)	(11)	—	—
Other transfers (to) from FILI, net	(40)	(307)	(3)	(4)

Net increase (decrease) in net assets from contract transactions	(7,380)	(8,102)	(3,064)	(21,395)

Total increase (decrease) in net assets	7,020	1,905	40,009	5,858
Net Assets:
Beginning of period	80,458	78,553	225,658	219,800

End of period	$87,478	$80,458	$265,667	$225,658

(In thousands)	Subaccounts Investing In:
			VIP –
	VIP –		Investment Grade Bond				VIP – Asset Manager
	Investment Grade Bond		Investor Class		VIP – Asset Manager		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$2,026	$2,547	$16,815	$18,890	$1,615	$1,278	$3,450	$2,568
Net realized gain (loss) on investments	5,586	687	33,629	6,534	2,936	1,302	4,725	3,008
Unrealized appreciation (depreciation)	(10,411)	11,214	(59,452)	47,753	13,828	22,985	14,322	22,140

Net increase (decrease) in net assets from operations	(2,799)	14,448	(9,008)	73,177	18,379	25,565	22,497	27,716

Contract Transactions:
Payments received from contract owners	487	383	14,018	30,360	541	453	6,296	2,718
Transfers between sub-accounts and the fixed account, net	(8,792)	20,101	(59,102)	149,141	(576)	(3,964)	6,990	77
Contract benefits	(5,312)	(6,070)	(1,018)	(613)	(6,732)	(5,628)	(47)	(88)
Contract terminations	(8,117)	(6,516)	(35,778)	(34,492)	(8,708)	(6,682)	(5,023)	(6,498)
Contract maintenance charges	(21)	(23)	—	—	(27)	(28)	—	—
Other transfers (to) from FILI, net	(292)	(631)	(1)	3	(550)	(671)	(3)	1

Net increase (decrease) in net assets from contract transactions	(22,047)	7,244	(81,881)	144,399	(16,052)	(16,520)	8,213	(3,790)

Total increase (decrease) in net assets	(24,846)	21,692	(90,889)	217,576	2,327	9,045	30,710	23,926
Net Assets:
Beginning of period	191,178	169,486	985,291	767,715	209,493	200,448	226,257	202,331

End of period	$166,332	$191,178	$894,402	$985,291	$211,820	$209,493	$256,967	$226,257

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
					VIP –
			VIP –		Asset Manager: Growth
	VIP – Index 500		Asset Manager: Growth		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$43,799	$46,741	$417	$173	$1,598	$912
Net realized gain (loss) on investments	238,692	218,758	2,869	1,847	6,020	2,118
Unrealized appreciation (depreciation)	772,808	267,442	5,724	7,809	8,968	13,826

Net increase (decrease) in net assets from operations	1,055,299	532,941	9,010	9,829	16,586	16,856

Contract Transactions:
Payments received from contract owners	88,441	37,287	159	222	2,960	876
Transfers between sub-accounts and the fixed account, net	285,503	(139,095)	(1,101)	(1,714)	4,178	(5,432)
Contract benefits	(16,181)	(12,912)	(2,300)	(1,483)	—	—
Contract terminations	(99,127)	(93,237)	(1,299)	(2,723)	(3,783)	(2,360)
Contract maintenance charges	(81)	(77)	(11)	(11)	—	—
Other transfers (to) from FILI, net	216	(711)	(21)	(308)	1	—

Net increase (decrease) in net assets from contract transactions	258,771	(208,745)	(4,573)	(6,017)	3,356	(6,916)

Total increase (decrease) in net assets	1,314,070	324,196	4,437	3,812	19,942	9,940
Net Assets:
Beginning of period	3,630,663	3,306,467	70,900	67,088	121,466	111,526

End of period	$4,944,733	$3,630,663	$75,337	$70,900	$141,408	$121,466

(In thousands)	Subaccounts Investing In:
			VIP – Contrafund				VIP – Balanced
	VIP – Contrafund		Investor Class		VIP – Balanced		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(9,056)	$(5,614)	$(2,638)	$(197)	$197	$1,016	$16,541	$26,721
Net realized gain (loss) on investments	193,573	37,834	346,387	64,517	21,013	6,198	368,161	103,213
Unrealized appreciation (depreciation)	98,482	224,387	154,771	368,361	11,637	26,232	228,876	466,314

Net increase (decrease) in net assets from operations	282,999	256,607	498,520	432,681	32,847	33,446	613,578	596,248

Contract Transactions:
Payments received from contract owners	1,751	1,630	22,551	16,658	979	800	87,595	52,509
Transfers between sub-accounts and the fixed account, net	(19,700)	(50,991)	(13,139)	(69,290)	7,497	(890)	155,654	(25,549)
Contract benefits	(22,419)	(21,136)	(1,733)	(258)	(6,142)	(5,983)	(4,567)	(2,856)
Contract terminations	(37,284)	(28,067)	(39,470)	(32,194)	(5,876)	(4,559)	(130,232)	(121,258)
Contract maintenance charges	(149)	(147)	—	—	(19)	(18)	—	—
Other transfers (to) from FILI, net	(1,429)	(754)	3	(10)	(287)	(566)	11	(48)

Net increase (decrease) in net assets from contract transactions	(79,230)	(99,465)	(31,788)	(85,094)	(3,848)	(11,216)	108,461	(97,202)

Total increase (decrease) in net assets	203,769	157,142	466,732	347,587	28,999	22,230	722,039	499,046
Net Assets:
Beginning of period	1,096,430	939,288	1,851,077	1,503,490	192,127	169,897	3,419,574	2,920,528

End of period	$1,300,199	$1,096,430	$2,317,809	$1,851,077	$221,126	$192,127	$4,141,613	$3,419,574

See accompanying notes which are an integral part of the financial statements.

38	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
			VIP – Dynamic Capital
	VIP – Dynamic Capital		Appreciation				VIP – Growth & Income
	Appreciation		Investor Class		VIP – Growth & Income		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(111)	$(126)	$281	$(19)	$1,992	$1,301	$5,423	$3,193
Net realized gain (loss) on investments	3,560	379	22,771	3,416	9,784	7,382	16,694	8,819
Unrealized appreciation (depreciation)	2,073	5,443	12,921	31,573	15,726	(2,554)	28,155	(2,150)
Net increase (decrease) in net assets from operations	5,522	5,696	35,973	34,970	27,502	6,129	50,272	9,862
Contract Transactions:

Payments received from contract owners	67	93	2,208	1,151	189	106	4,222	1,396

Transfers between sub-accounts and the fixed account, net	(303)	(1,573)	4,680	(2,488)	(656)	(5,391)	29,760	(20,173)
Contract benefits	(1,058)	(567)	(13)	—	(4,134)	(3,141)	(122)	(11)
Contract terminations	(604)	(412)	(2,548)	(2,257)	(2,841)	(2,957)	(5,292)	(4,247)
Contract maintenance charges	(3)	(2)	—	—	(19)	(19)	—	—
Other transfers (to) from FILI, net	20	(49)	(1)	(2)	(700)	(291)	(5)	(5)

Net increase (decrease) in net assets from contract transactions	(1,881)	(2,510)	4,326	(3,596)	(8,161)	(11,693)	28,563	(23,040)

Total increase (decrease) in net assets	3,641	3,186	40,299	31,374	19,341	(5,564)	78,835	(13,178)
Net Assets:
Beginning of period	23,928	20,742	146,488	115,114	113,765	119,329	190,471	203,649

End of period	$27,569	$23,928	$186,787	$146,488	$133,106	$113,765	$269,306	$190,471

(In thousands)	Subaccounts Investing In:
			VIP –
	VIP –		Growth Opportunities				VIP – Mid Cap
	Growth Opportunities		Investor Class		VIP – Mid Cap		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(2,263)	$(1,560)	$(2,125)	$(1,315)	$(712)	$(439)	$2,290	$1,749
Net realized gain (loss) on investments	61,469	32,305	251,932	105,482	56,708	(3,138)	115,316	(8,063)
Unrealized appreciation (depreciation)	(31,572)	71,969	(121,213)	324,099	10,543	41,036	16,173	79,123

Net increase (decrease) in net assets from operations	27,634	102,714	128,594	428,266	66,539	37,459	133,779	72,809

Contract Transactions:
Payments received from contract owners	1,505	676	34,051	23,111	567	324	6,527	2,539
Transfers between sub-accounts and the fixed account, net	(32,555)	3,735	(40,294)	121,916	(7,696)	(20,405)	2,362	(55,249)
Contract benefits	(6,220)	(5,579)	(184)	(96)	(8,409)	(6,670)	(711)	(256)
Contract terminations	(5,424)	(4,577)	(18,093)	(18,530)	(8,895)	(8,000)	(10,370)	(8,399)
Contract maintenance charges	(34)	(27)	—	—	(38)	(35)	—	—
Other transfers (to) from FILI, net	23	(492)	7	(23)	(476)	(476)	—	—

Net increase (decrease) in net assets from contract transactions	(42,705)	(6,264)	(24,513)	126,378	(24,947)	(35,262)	(2,192)	(61,365)

Total increase (decrease) in net assets	(15,071)	96,450	104,081	554,644	41,592	2,197	131,587	11,444
Net Assets:
Beginning of period	262,165	165,715	1,154,274	599,630	280,720	278,523	526,491	515,047

End of period	$247,094	$262,165	$1,258,355	$1,154,274	$322,312	$280,720	$658,078	$526,491

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
			VIP –
	VIP –		Value Strategies				VIP – Utilities
	Value Strategies		Investor Class		VIP – Utilities		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$352	$147	$2,870	$870	$247	$447	$2,318	$3,337
Net realized gain (loss) on investments	7,556	888	34,847	1,416	345	419	2,794	4,826
Unrealized appreciation (depreciation)	5,087	830	10,086	2,951	3,115	(2,840)	17,474	(16,953)

Net increase (decrease) in net assets from operations	12,995	1,865	47,803	5,237	3,707	(1,974)	22,586	(8,790)

Contract Transactions:
Payments received from contract owners	60	64	4,148	411	76	70	1,470	3,288
Transfers between sub-accounts and the fixed account, net	8,082	3,461	71,057	34,639	(1,875)	(8,800)	(5,034)	(49,447)
Contract benefits	(1,463)	(908)	(148)	(8)	(613)	(744)	(34)	(138)
Contract terminations	(1,365)	(809)	(2,611)	(993)	(314)	(960)	(3,104)	(4,381)
Contract maintenance charges	(7)	(4)	—	—	(3)	(4)	—	—
Other transfers (to) from FILI, net	(55)	(122)	(3)	4	16	(75)	1	(4)

Net increase (decrease) in net assets from contract transactions	5,252	1,682	72,443	34,053	(2,713)	(10,513)	(6,701)	(50,682)

Total increase (decrease) in net assets	18,247	3,547	120,246	39,290	994	(12,487)	15,885	(59,472)
Net Assets:
Beginning of period	36,927	33,380	116,259	76,969	24,771	37,258	138,543	198,015

End of period	$55,174	$36,927	$236,505	$116,259	$25,765	$24,771	$154,428	$138,543

(In thousands)	Subaccounts Investing In:
			VIP – Technology				VIP – Energy
	VIP – Technology		Investor Class		VIP – Energy		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(2,055)	$(1,421)	$(2,184)	$(994)	$675	$285	$3,029	$1,484
Net realized gain (loss) on investments	53,330	25,134	267,047	108,374	438	(4,446)	10,704	151
Unrealized appreciation (depreciation)	7,649	72,895	58,291	373,245	6,905	(4,435)	25,021	(23,105)

Net increase (decrease) in net assets from operations	58,924	96,608	323,154	480,625	8,018	(8,596)	38,754	(21,470)

Contract Transactions:
Payments received from contract owners	881	752	21,793	18,589	89	28	2,273	688
Transfers between sub-accounts and the fixed account, net	(6,693)	7,519	(23,326)	107,172	6,235	(486)	44,728	15,444
Contract benefits	(4,571)	(3,297)	(412)	(1,106)	(543)	(1,263)	(78)	(54)
Contract terminations	(6,281)	(5,378)	(20,339)	(23,022)	(727)	(673)	(3,012)	(1,070)
Contract maintenance charges	(35)	(29)	—	—	(7)	(6)	—	—
Other transfers (to) from FILI, net	(405)	49	15	(2)	(47)	(48)	6	(6)

Net increase (decrease) in net assets from contract transactions	(17,104)	(384)	(22,269)	101,631	5,000	(2,448)	43,917	15,002

Total increase (decrease) in net assets	41,820	96,224	300,885	582,256	13,018	(11,044)	82,671	(6,468)
Net Assets:
Beginning of period	248,510	152,286	1,254,095	671,839	14,829	25,873	66,258	72,726

End of period	$290,330	$248,510	$1,554,980	$1,254,095	$27,847	$14,829	$148,929	$66,258

See accompanying notes which are an integral part of the financial statements.

40	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(1,077)	$(369)	$(848)	$2,361	$278	$237	$3,107	$1,982
Net realized gain (loss) on investments	17,069	11,259	94,465	57,712	1,645	460	14,466	5,750
Unrealized appreciation (depreciation)	(973)	14,003	651	83,697	4,066	(1,638)	24,715	(12,045)

Net increase (decrease) in net assets from operations	15,019	24,893	94,268	143,770	5,989	(941)	42,288	(4,313)

Contract Transactions:
Payments received from contract owners	427	261	10,499	10,460	76	18	3,053	921
Transfers between sub-accounts and the fixed account, net	(7,505)	(2,507)	(37,793)	23,312	9,554	(2,572)	70,417	(9,912)
Contract benefits	(4,867)	(3,353)	(116)	(168)	(628)	(369)	(13)	—
Contract terminations	(4,633)	(3,187)	(13,157)	(13,746)	(343)	(580)	(2,570)	(2,412)
Contract maintenance charges	(20)	(21)	—	—	(6)	(3)	—	—
Other transfers (to) from FILI, net	(20)	(453)	6	(2)	5	(37)	1	(4)

Net increase (decrease) in net assets from contract transactions	(16,618)	(9,260)	(40,561)	19,856	8,658	(3,543)	70,888	(11,407)

Total increase (decrease) in net assets	(1,599)	15,633	53,707	163,626	14,647	(4,484)	113,176	(15,720)
Net Assets:
Beginning of period	145,735	130,102	844,282	680,656	17,730	22,214	108,409	124,129

End of period	$144,136	$145,735	$897,989	$844,282	$32,377	$17,730	$221,585	$108,409

(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(227)	$(68)	$(205)	$333	$(237)	$(158)	$(417)	$(133)
Net realized gain (loss) on investments	4,379	776	20,939	2,234	4,618	1,624	32,025	9,326
Unrealized appreciation (depreciation)	(66)	1,267	(1,239)	5,773	302	5,019	9,857	39,979

Net increase (decrease) in net assets from operations	4,086	1,975	19,495	8,340	4,683	6,485	41,465	49,172

Contract Transactions:
Payments received from contract owners	79	14	1,190	462	97	32	3,866	1,162
Transfers between sub-accounts and the fixed account, net	(1,247)	(3,510)	(10,510)	(9,729)	1,086	(2,471)	11,180	8,279
Contract benefits	(894)	(521)	(23)	(10)	(1,111)	(905)	(6)	(2)
Contract terminations	(886)	(988)	(1,535)	(1,854)	(868)	(612)	(4,239)	(4,445)
Contract maintenance charges	(3)	(3)	—	—	(4)	(3)	—	—
Other transfers (to) from FILI, net	(82)	(22)	—	1	(74)	44	2	(4)

Net increase (decrease) in net assets from contract transactions	(3,033)	(5,030)	(10,878)	(11,130)	(874)	(3,915)	10,803	4,990

Total increase (decrease) in net assets	1,053	(3,055)	8,617	(2,790)	3,809	2,570	52,268	54,162
Net Assets:
Beginning of period	27,545	30,600	121,047	123,837	25,632	23,062	214,538	160,376

End of period	$28,598	$27,545	$129,664	$121,047	$29,441	$25,632	$266,806	$214,538

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$99	$331	$1,750	$2,560	$998	$1,291	$22,261	$25,795
Net realized gain (loss) on investments	69	(741)	4,067	1,168	1,064	262	17,297	5,402
Unrealized appreciation (depreciation)	9,180	(2,476)	51,028	(18,016)	(481)	1,708	(8,410)	25,123

Net increase (decrease) in net assets from operations	9,348	(2,886)	56,845	(14,288)	1,581	3,261	31,148	56,320

Contract Transactions:
Payments received from contract owners	108	33	2,658	1,201	160	77	16,164	7,207
Transfers between sub-accounts and the fixed account, net	2,101	(3,967)	28,592	(23,169)	2,083	(3,788)	11,962	(56,127)
Contract benefits	(886)	(678)	(251)	(85)	(1,469)	(1,654)	(755)	(228)
Contract terminations	(1,309)	(648)	(2,826)	(2,921)	(2,213)	(3,105)	(18,249)	(23,893)
Contract maintenance charges	(6)	(6)	—	—	(6)	(6)	—	—
Other transfers (to) from FILI, net	(41)	(148)	(1)	(2)	(25)	(251)	(2)	6

Net increase (decrease) in net assets from contract transactions	(33)	(5,414)	28,172	(24,976)	(1,470)	(8,727)	9,120	(73,035)

Total increase (decrease) in net assets	9,315	(8,300)	85,017	(39,264)	111	(5,466)	40,268	(16,715)
Net Assets:
Beginning of period	25,031	33,331	136,135	175,399	56,046	61,512	879,413	896,128

End of period	$34,346	$25,031	$221,152	$136,135	$56,157	$56,046	$919,681	$879,413

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(196)	$(105)	$(610)	$261
Net realized gain (loss) on investments	3,563	1,808	42,478	22,184
Unrealized appreciation (depreciation)	(863)	2,055	(215)	34,042

Net increase (decrease) in net assets from operations	2,504	3,758	41,653	56,487

Contract Transactions:
Payments received from contract owners	38	34	5,929	3,702
Transfers between sub-accounts and the fixed account, net	(3,886)	586	1,538	498
Contract benefits	(420)	(305)	(591)	(26)
Contract terminations	(359)	(593)	(4,988)	(7,906)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from FILI, net	(4)	17	(1)	2

Net increase (decrease) in net assets from contract transactions	(4,633)	(263)	1,887	(3,730)

Total increase (decrease) in net assets	(2,129)	3,495	43,540	52,757
Net Assets:
Beginning of period	24,736	21,241	342,612	289,855

End of period	$22,607	$24,736	$386,152	$342,612

See accompanying notes which are an integral part of the financial statements.

42	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Value		VIP – Value Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$217	$96	$2,870	$1,340
Net realized gain (loss) on investments	3,887	385	31,912	477
Unrealized appreciation (depreciation)	1,597	155	8,678	944

Net increase (decrease) in net assets from operations	5,701	636	43,460	2,761

Contract Transactions:
Payments received from contract owners	27	14	5,152	994
Transfers between sub-accounts and the fixed account, net	5,729	(841)	42,048	(12,014)
Contract benefits	(441)	(568)	(18)	(5)
Contract terminations	(1,036)	(303)	(3,504)	(1,968)
Contract maintenance charges	(3)	(2)	—	—
Other transfers (to) from FILI, net	(73)	(108)	—	(1)

Net increase (decrease) in net assets from contract transactions	4,203	(1,808)	43,678	(12,994)

Total increase (decrease) in net assets	9,904	(1,172)	87,138	(10,233)
Net Assets:
Beginning of period	16,940	18,112	131,011	141,244

End of period	$26,844	$16,940	$218,149	$131,011

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Investor Freedom Income Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$22	$62	$781	$989
Net realized gain (loss) on investments	531	367	4,234	3,348
Unrealized appreciation (depreciation)	(269)	661	(2,121)	3,951

Net increase (decrease) in net assets from operations	284	1,090	2,894	8,288

Contract Transactions:
Payments received from contract owners	24	24	2,170	885
Transfers between sub-accounts and the fixed account, net	(887)	1,346	3,114	6,261
Contract benefits	(174)	(117)	(664)	(29)
Contract terminations	(361)	(806)	(3,273)	(3,617)
Contract maintenance charges	(1)	(2)	—	—
Other transfers (to) from FILI, net	8	(3)	(2)	60

Net increase (decrease) in net assets from contract transactions	(1,391)	442	1,345	3,560

Total increase (decrease) in net assets	(1,107)	1,532	4,239	11,848
Net Assets:
Beginning of period	12,440	10,908	92,853	81,005

End of period	$11,333	$12,440	$97,092	$92,853

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Investor Freedom 2010 Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$24	$42	$232	$361	$26	$51	$623	$694
Net realized gain (loss) on investments	316	349	2,170	1,461	552	495	3,699	3,129
Unrealized appreciation (depreciation)	(53)	472	(1,129)	1,322	(67)	491	(287)	3,492

Net increase (decrease) in net assets from operations	287	863	1,273	3,144	511	1,037	4,035	7,315

Contract Transactions:
Payments received from contract owners	—	—	786	521	31	1	3,128	1,104
Transfers between sub-accounts and the fixed account, net	(166)	853	(6,940)	1,764	(58)	322	3,348	2,355
Contract benefits	(77)	(116)	—	(38)	(29)	(52)	—	—
Contract terminations	(284)	(941)	(826)	(1,357)	(446)	(682)	(1,985)	(1,772)
Contract maintenance charges	(1)	(1)	—	—	(2)	(2)	—	—
Other transfers (to) from FILI, net	—	—	—	1	(2)	6	1	(3)

Net increase (decrease) in net assets from contract transactions	(528)	(205)	(6,980)	891	(506)	(407)	4,492	1,684

Total increase (decrease) in net assets	(241)	658	(5,707)	4,035	5	630	8,527	8,999
Net Assets:
Beginning of period	9,000	8,342	33,642	29,607	10,486	9,856	70,453	61,454

End of period	$8,759	$9,000	$27,935	$33,642	$10,491	$10,486	$78,980	$70,453

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Investor Freedom 2020 Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$68	$104	$923	$1,029	$54	$124	$1,924	$2,054
Net realized gain (loss) on investments	1,342	1,215	7,317	6,060	2,404	1,720	16,341	14,053
Unrealized appreciation (depreciation)	151	1,286	(336)	5,126	(208)	1,361	1,370	10,276

Net increase (decrease) in net assets from operations	1,561	2,605	7,904	12,215	2,250	3,205	19,635	26,383

Contract Transactions:
Payments received from contract owners	27	10	2,287	954	89	38	5,223	4,782
Transfers between sub-accounts and the fixed account, net	(379)	(666)	1,816	(1,950)	(2,689)	(866)	(845)	(12,424)
Contract benefits	(68)	(297)	(327)	(356)	(45)	(62)	(42)	(133)
Contract terminations	(946)	(1,439)	(2,914)	(5,115)	(1,672)	(1,209)	(6,374)	(9,192)
Contract maintenance charges	(2)	(3)	—	—	(4)	(4)	—	—
Other transfers (to) from FILI, net	7	7	—	—	5	(25)	1	(1)

Net increase (decrease) in net assets from contract transactions	(1,361)	(2,388)	862	(6,467)	(4,316)	(2,128)	(2,037)	(16,968)

Total increase (decrease) in net assets	200	217	8,766	5,748	(2,066)	1,077	17,598	9,415
Net Assets:
Beginning of period	23,473	23,256	104,884	99,136	26,850	25,773	213,363	203,948

End of period	$23,673	$23,473	$113,650	$104,884	$24,784	$26,850	$230,961	$213,363

See accompanying notes which are an integral part of the financial statements.

44	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Investor Freedom 2030 Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$70	$77	$2,473	$2,449	$78	$91	$3,208	$2,706
Net realized gain (loss) on investments	1,323	1,022	22,105	15,014	1,634	1,081	23,852	17,922
Unrealized appreciation (depreciation)	910	1,460	3,557	17,521	987	1,722	12,208	21,386

Net increase (decrease) in net assets from operations	2,303	2,559	28,135	34,984	2,699	2,894	39,268	42,014

Contract Transactions:
Payments received from contract owners	25	57	6,936	6,123	875	147	15,182	11,013
Transfers between sub-accounts and the fixed account, net	3,165	708	1,438	(1,290)	880	33	36,824	(520)
Contract benefits	(88)	(75)	(544)	—	(156)	(12)	(786)	(74)
Contract terminations	(234)	(558)	(9,446)	(6,153)	(667)	(631)	(5,132)	(6,708)
Contract maintenance charges	(5)	(4)	—	—	(7)	(6)	—	—
Other transfers (to) from FILI, net	4	2	(1)	—	4	1	(1)	2

Net increase (decrease) in net assets from contract transactions	2,867	130	(1,617)	(1,320)	929	(468)	46,087	3,713

Total increase (decrease) in net assets	5,170	2,689	26,518	33,664	3,628	2,426	85,355	45,727
Net Assets:
Beginning of period	20,442	17,753	263,893	230,229	22,983	20,557	305,469	259,742

End of period	$25,612	$20,442	$290,411	$263,893	$26,611	$22,983	$390,824	$305,469

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$43	$76	$139	$220	$150	$195
Net realized gain (loss) on investments	423	453	1,861	1,809	2,108	1,750
Unrealized appreciation (depreciation)	(189)	474	(209)	1,584	644	2,259

Net increase (decrease) in net assets from operations	277	1,003	1,791	3,613	2,902	4,204

Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—
Transfers between sub-accounts and the fixed account, net	—	100	(422)	157	(2)	(231)
Contract benefits	(878)	(836)	(2,386)	(2,464)	(2,190)	(1,875)
Contract terminations	(37)	—	(19)	(194)	(33)	(93)
Contract maintenance charges	—	—	—	—	—	—
Other transfers (to) from FILI, net	(186)	(318)	93	(533)	55	81

Net increase (decrease) in net assets from contract transactions	(1,101)	(1,054)	(2,734)	(3,034)	(2,170)	(2,118)

Total increase (decrease) in net assets	(824)	(51)	(943)	579	732	2,086
Net Assets:
Beginning of period	10,968	11,019	33,150	32,571	32,659	30,573

End of period	$10,144	$10,968	$32,207	$33,150	$33,391	$32,659

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class		VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(129)	$(6)	$487	$984	$7,083	$7,176	$16,461	$13,807
Net realized gain (loss) on investments	2,726	(877)	21,412	(6,031)	9,366	7,964	60,806	49,797
Unrealized appreciation (depreciation)	1,692	3,203	27,422	33,658	12,753	46,208	94,755	140,959

Net increase (decrease) in net assets from operations	4,289	2,320	49,321	28,611	29,202	61,348	172,022	204,563

Contract Transactions:
Payments received from contract owners	98	20	8,374	1,213	28,764	17,325	36,202	25,485
Transfers between sub-accounts and the fixed account, net	3,200	(2,142)	41,149	(4,324)	22,829	74,500	84,971	(7,274)
Contract benefits	(614)	(318)	(208)	(41)	(4,507)	(3,495)	(17,681)	(13,976)
Contract terminations	(692)	(549)	(5,680)	(3,728)	(24,490)	(35,786)	(53,309)	(54,688)
Contract maintenance charges	(4)	(2)	—	—	(7)	(7)	(10)	(11)
Other transfers (to) from FILI, net	(119)	(29)	1	—	68	220	(976)	(309)

Net increase (decrease) in net assets from contract transactions	1,869	(3,020)	43,636	(6,880)	22,657	52,757	49,197	(50,773)

Total increase (decrease) in net assets	6,158	(700)	92,957	21,731	51,859	114,105	221,219	153,790
Net Assets:
Beginning of period	20,323	21,023	233,854	212,123	858,205	744,100	1,748,196	1,594,406

End of period	$26,481	$20,323	$326,811	$233,854	$910,064	$858,205	$1,969,415	$1,748,196

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class		VIP – FundsManager 85% Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$13,038	$9,365	$15,030	$10,187	$4,612	$2,828
Net realized gain (loss) on investments	76,476	65,372	54,124	53,488	29,240	20,886
Unrealized appreciation (depreciation)	155,598	184,037	169,716	155,540	65,442	56,331

Net increase (decrease) in net assets from operations	245,112	258,774	238,870	219,215	99,294	80,045

Contract Transactions:
Payments received from contract owners	35,941	21,177	42,738	28,134	15,480	9,134
Transfers between sub-accounts and the fixed account, net	68,310	(10,004)	105,513	(44,468)	33,714	(14,654)
Contract benefits	(13,309)	(11,960)	(6,278)	(4,922)	(3,908)	(3,803)
Contract terminations	(94,956)	(87,592)	(43,733)	(47,609)	(13,192)	(16,073)
Contract maintenance charges	(10)	(9)	(9)	(8)	(5)	(5)
Other transfers (to) from FILI, net	(146)	156	(109)	(347)	126	8

Net increase (decrease) in net assets from contract transactions	(4,170)	(88,232)	98,122	(69,220)	32,215	(25,393)

Total increase (decrease) in net assets	240,942	170,542	336,992	149,995	131,509	54,652
Net Assets:
Beginning of period	2,089,299	1,918,757	1,642,730	1,492,735	555,416	500,764

End of period	$2,330,241	$2,089,299	$1,979,722	$1,642,730	$686,925	$555,416

See accompanying notes which are an integral part of the financial statements.

46	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials		VIP – Materials Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$198	$187	$3,420	$3,102	$(7)	$(5)	$372	$158
Net realized gain (loss) on investments	1,160	649	14,718	7,488	1,010	(433)	7,054	(1,606)
Unrealized appreciation (depreciation)	949	929	9,253	8,908	2,428	1,829	9,618	7,889

Net increase (decrease) in net assets from operations	2,307	1,765	27,391	19,498	3,431	1,391	17,044	6,441

Contract Transactions:
Payments received from contract owners	51	76	2,321	2,752	57	4	2,662	215
Transfers between sub-accounts and the fixed account, net	(616)	(2,226)	(12,863)	(19,885)	6,329	65	25,712	6,073
Contract benefits	(452)	(429)	(16)	(37)	(327)	(179)	(4)	(60)
Contract terminations	(628)	(283)	(4,825)	(4,513)	(441)	(212)	(2,309)	(593)
Contract maintenance charges	(3)	(3)	—	—	(5)	(3)	—	—
Other transfers (to) from FILI, net	(28)	(52)	(1)	6	(11)	5	2	1

Net increase (decrease) in net assets from contract transactions	(1,676)	(2,917)	(15,384)	(21,677)	5,602	(320)	26,063	5,636

Total increase (decrease) in net assets	631	(1,152)	12,007	(2,179)	9,033	1,071	43,107	12,077
Net Assets:
Beginning of period	18,751	19,903	206,315	208,494	9,321	8,250	44,230	32,153

End of period	$19,382	$18,751	$218,322	$206,315	$18,354	$9,321	$87,337	$44,230

(In thousands)	Subaccounts Investing In:
	VIP – Communication Services		VIP – Communication Services Investor Class		VIP – Emerging Markets		VIP – Emerging Markets Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(132)	$(77)	$(219)	$(123)	$153	$7	$2,822	$586
Net realized gain (loss) on investments	2,131	451	19,669	2,858	2,812	1,285	24,318	10,216
Unrealized appreciation (depreciation)	(322)	2,449	(5,063)	18,345	(3,416)	1,734	(33,149)	15,008

Net increase (decrease) in net assets from operations	1,677	2,823	14,387	21,080	(451)	3,026	(6,009)	25,810

Contract Transactions:
Payments received from contract owners	89	45	3,494	1,949	105	10	4,806	1,098
Transfers between sub-accounts and the fixed account, net	3,484	595	15,321	6,163	(2,739)	2,873	18,217	14,827
Contract benefits	(554)	(234)	(12)	—	(143)	(95)	(289)	(55)
Contract terminations	(420)	(155)	(2,264)	(1,773)	(316)	(701)	(1,927)	(1,949)
Contract maintenance charges	(3)	(2)	—	—	(2)	(2)	—	—
Other transfers (to) from FILI, net	(76)	46	1	(2)	22	8	1	5

Net increase (decrease) in net assets from contract transactions	2,520	295	16,540	6,337	(3,073)	2,093	20,808	13,926

Total increase (decrease) in net assets	4,197	3,118	30,927	27,417	(3,524)	5,119	14,799	39,736
Net Assets:
Beginning of period	11,925	8,807	93,182	65,765	15,423	10,304	127,810	88,074

End of period	$16,122	$11,925	$124,109	$93,182	$11,899	$15,423	$142,609	$127,810

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIP – Bond Index		VIP – Total Market Index
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$134	$284	$4,726	$6,838	$3,185	$3,292	$3,707	$2,498
Net realized gain (loss) on investments	4	(517)	515	(9,175)	4,349	9,873	22,900	5,850
Unrealized appreciation (depreciation)	171	(52)	2,757	(1,384)	(17,433)	6,677	56,026	29,358

Net increase (decrease) in net assets from operations	309	(285)	7,998	(3,721)	(9,899)	19,842	82,633	37,706

Contract Transactions:
Payments received from contract owners	—	—	8,983	2,161	11,271	19,300	19,085	6,739
Transfers between sub-accounts and the fixed account, net	1,956	(3,855)	52,886	(69,498)	(18,479)	209,955	158,365	40,136
Contract benefits	(97)	(96)	(33)	(66)	(684)	(1,335)	(904)	(66)
Contract terminations	(719)	(470)	(6,064)	(6,225)	(15,250)	(14,770)	(7,288)	(4,920)
Contract maintenance charges	(1)	(1)	—	—	(3)	(4)	(2)	(1)
Other transfers (to) from FILI, net	12	(22)	—	1	2	(5)	(2)	11

Net increase (decrease) in net assets from contract transactions	1,151	(4,444)	55,772	(73,627)	(23,143)	213,141	169,254	41,899

Total increase (decrease) in net assets	1,460	(4,729)	63,770	(77,348)	(33,042)	232,983	251,887	79,605
Net Assets:
Beginning of period	6,768	11,497	144,396	221,744	449,910	216,927	236,733	157,128

End of period	$8,228	$6,768	$208,166	$144,396	$416,868	$449,910	$488,620	$236,733

(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index		VIP – International Index		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$1,425	$650	$5,502	$1,788	$284	$504	$4,800	$4,305
Net realized gain (loss) on investments	18,372	898	5,517	2,004	7	(1,222)	(702)	(3,203)
Unrealized appreciation (depreciation)	(1,499)	6,529	1,247	11,944	1,456	7,809	(6,425)	2,556

Net increase (decrease) in net assets from operations	18,298	8,077	12,266	15,736	1,747	7,091	(2,327)	3,658

Contract Transactions:
Payments received from contract owners	5,299	2,722	7,962	3,542	333	233	605	342
Transfers between sub-accounts and the fixed account, net	47,137	(300)	75,440	30,637	(3,608)	(4,328)	(5,857)	(15,219)
Contract benefits	(260)	(137)	(271)	(486)	(692)	(883)	(363)	(312)
Contract terminations	(2,425)	(981)	(4,331)	(1,897)	(2,352)	(1,116)	(1,665)	(2,849)
Contract maintenance charges	(1)	—	(1)	—	(4)	(4)	(2)	(2)
Other transfers (to) from FILI, net	38	—	6	16	(9)	(120)	(35)	(39)

Net increase (decrease) in net assets from contract transactions	49,788	1,304	78,805	31,812	(6,332)	(6,218)	(7,317)	(18,079)

Total increase (decrease) in net assets	68,086	9,381	91,071	47,548	(4,585)	873	(9,644)	(14,421)
Net Assets:
Beginning of period	72,634	63,253	149,743	102,195	65,240	64,367	104,004	118,425

End of period	$140,720	$72,634	$240,814	$149,743	$60,655	$65,240	$94,360	$104,004

See accompanying notes which are an integral part of the financial statements.

48	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist – Class II		Invesco – V.I. Global Core Equity		Allspring – VT Discovery		Allspring – VT Opportunity
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$422	$262	$141	$181	$(352)	$(278)	$(190)	$(76)
Net realized gain (loss) on investments	1,116	1,429	5,308	2627	4,352	3,278	1,733	1,496
Unrealized appreciation (depreciation)	631	703	(1,887)	1,808	(6,481)	14,266	3,603	2,276

Net increase (decrease) in net assets from operations	2,169	2,394	3,562	2,251	(2,481)	17,266	5,146	3,696

Contract Transactions:
Payments received from contract owners	212	52	496	45	—	—	—	—
Transfers between sub-accounts and the fixed account, net	(937)	(1,102)	1,074	(2,213)	(995)	(1,281)	(1,026)	(1,081)
Contract benefits	(304)	(325)	(262)	(178)	(1,227)	(610)	(383)	(371)
Contract terminations	(363)	(515)	(224)	(584)	(1,117)	(1,247)	(692)	(375)
Contract maintenance charges	(1)	(1)	(1)	(1)	(7)	(7)	(2)	(2)
Other transfers (to) from FILI, net	(48)	(131)	25	(1)	(36)	(217)	(18)	(26)

Net increase (decrease) in net assets from contract transactions	(1,441)	(2,022)	1,108	(2,932)	(3,382)	(3,362)	(2,121)	(1,855)

Total increase (decrease) in net assets	728	372	4,670	(681)	(5,863)	13,904	3,025	1,841
Net Assets:
Beginning of period	27,284	26,912	22,296	22,977	44,568	30,664	22,777	20,936

End of period	$28,012	$27,284	$26,966	$22,296	$38,705	$44,568	$25,802	$22,777

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets		PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$1,416	$1,832	$1,319	$660	$1,190	$3,774	$10,409	$2,229
Net realized gain (loss) on investments	(917)	(5,670)	2,230	47	(278)	158	447	(372)
Unrealized appreciation (depreciation)	3,555	(770)	2,642	(502)	(5,495)	6,709	421	17,647

Net increase (decrease) in net assets from operations	4,054	(4,608)	6,191	205	(4,583)	10,641	11,277	19,504

Contract Transactions:
Payments received from contract owners	182	263	2,309	77	5,931	8,085	5,625	2,510
Transfers between sub-accounts and the fixed account, net	(5,612)	(14,915)	18,757	804	(51,649)	72,977	33,937	24,479
Contract benefits	(102)	(107)	(68)	(2)	(691)	(963)	(230)	(181)
Contract terminations	(1,326)	(2,133)	(398)	(262)	(20,940)	(22,769)	(16,419)	(5,577)
Contract maintenance charges	(1)	(1)	—	—	(3)	(4)	(2)	(2)
Other transfers (to) from FILI, net	9	6	13	(1)	14	(25)	20	(61)

Net increase (decrease) in net assets from contract transactions	(6,850)	(16,887)	20,613	616	(67,338)	57,301	22,931	21,168

Total increase (decrease) in net assets	(2,796)	(21,495)	26,804	821	(71,921)	67,942	34,208	40,672
Net Assets:
Beginning of period	73,684	95,179	12,978	12,157	442,946	375,004	208,969	168,297

End of period	$70,888	$73,684	$39,782	$12,978	$371,025	$442,946	$243,177	$208,969

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	PVIT – Total Return		Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov’t Securities
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$8,605	$10,727	$1,110	$1,563	$(118)	$5,876	$1,936	$3,107
Net realized gain (loss) on investments	22,623	7,633	30,663	8,379	(2,568)	(2,070)	(398)	218
Unrealized appreciation (depreciation)	(39,806)	26,256	(19,865)	20,368	(466)	(8,153)	(3,466)	(916)

Net increase (decrease) in net assets from operations	(8,578)	44,616	11,908	30,310	(3,152)	(4,347)	(1,928)	2,409

Contract Transactions:
Payments received from contract owners	4,500	8,344	2,042	832	542	294	2,965	3,192
Transfers between sub-accounts and the fixed account, net	(35,015)	(148)	(4,139)	(12,867)	(5,380)	(13,301)	(23,216)	50,335
Contract benefits	(868)	(1,014)	(180)	(132)	(124)	(174)	(115)	(809)
Contract terminations	(17,534)	(24,684)	(4,467)	(4,070)	(1,353)	(1,815)	(2,674)	(5,318)
Contract maintenance charges	(3)	(3)	(1)	(1)	(1)	(1)	(2)	(1)
Other transfers (to) from FILI, net	(5)	(9)	23	17	4	(11)	11	25

Net increase (decrease) in net assets from contract transactions	(48,925)	(17,514)	(6,722)	(16,221)	(6,312)	(15,008)	(23,031)	47,424

Total increase (decrease) in net assets	(57,503)	27,102	5,186	14,089	(9,464)	(19,355)	(24,959)	49,833
Net Assets:
Beginning of period	572,699	545,597	186,847	172,758	64,178	83,533	105,237	55,404

End of period	$515,196	$572,699	$192,033	$186,847	$54,714	$64,178	$80,278	$105,237

See accompanying notes which are an integral part of the financial statements.

50	Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I Fidelity Investments Variable Annuity Account I (the “Account”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (“FILI”) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. FILI is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement Annuity, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds (“Underlying Funds”) that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) (“VIP”)

Fidelity Variable Insurance Product Funds (Investor Class) (“VIP - Investor Class”)

Morgan Stanley Variable Insurance Funds, Inc. (Class I) (“VIF”)

Morgan Stanley Variable Insurance Funds, Inc. (Class II) (“VIF”) (“VIF - Class II”)

Allspring Variable Trust Funds (Class 2) (“Allspring”)

Lazard Retirement Series, Inc. (Investor Class) (“Lazard”)

PIMCO Variable Insurance Trust Funds (Administrative Class) (“PVIT”)

Invesco Advisers, Inc. (Series I) (“Invesco”)

Franklin Templeton Variable Insurance Products Trust Funds (Class 2) (“FTVIP”)

Blackrock Variable Series Funds (Class I) (“Blackrock”)

During 2021, the following underlying funds were renamed:

Old Name	New Name
Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund
Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

As of December 31, 2021, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $86,219,000 and 1,313,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“the Codification”) as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from FILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“the Code”).

51	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance’s three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2021 or 2020. The Account had no Level 3 activity during 2021 or 2020.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

52	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2021 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05%-0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The contracts are distributed through Fidelity Brokerage Services LLC (“FBS”), Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc. (“FIIS”), all of which are subsidiaries of FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund’s average net assets, for the year ended December 31, 2021 were .045% to .780% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2021:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$64,286	$114,253
VIP - Government Money Market Investor Class	613,101	687,129
VIP - High Income	7,036	7,890
VIP - High Income Investor Class	83,793	74,110
VIP - Equity Income	58,554	34,178
VIP - Equity Income Investor Class	156,517	50,905
VIP - Growth	155,237	69,761
VIP - Growth Investor Class	303,662	102,392
VIP - Overseas	7,847	9,284
VIP - Overseas, Investor Class	55,401	39,124
VIP - Investment Grade Bond	15,792	31,029
VIP - Investment Grade Bond Investor Class	131,274	171,166

53	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases	Sales
	(000s)	(000s)
VIP - Asset Manager	$9,059	$22,250
VIP - Asset Manager Investor Class	36,496	23,422
VIP - Index 500	708,454	376,091
VIP - Asset Manager Growth	3,084	6,163
VIP - Asset Manager Growth Investor Class	26,468	19,623
VIP - Contrafund	159,373	97,847
VIP - Contrafund Investor Class	444,646	217,096
VIP - Balanced	29,658	18,149
VIP - Balanced Investor Class	679,074	278,903
VIP - Dynamic Capital Appreciation	4,515	4,163
VIP - Dynamic Cap App Investor Class	47,403	27,985
VIP - Growth & Income	12,789	13,223
VIP - Growth & Income Investor Class	76,550	32,006
VIP - Growth Opportunities	50,343	70,833
VIP - Growth Opportunities Investor Class	362,232	274,038
VIP - Mid Cap	55,088	32,429
VIP - Mid Cap Investor Class	172,352	73,153
VIP - Value Strategies	28,210	18,349
VIP - Value Strategies Investor Class	172,887	78,605
VIP - Utilities	2,797	5,314
VIP - Utilities Investor Class	26,455	30,839
VIP - Technology	64,606	57,098
VIP - Technology Investor Class	372,630	253,461
VIP - Energy	32,694	26,996
VIP - Energy Investor Class	115,621	68,676
VIP - Health Care	16,041	23,642
VIP - Heath Care Investor Class	138,836	120,826
VIP - Financial Services	21,515	12,060
VIP - Financial Services Investor Class	146,943	69,463
VIP - Industrials	6,315	5,651
VIP - Industrials Investor Class	50,543	43,923
VIP - Consumer Discretionary	8,403	8,298
VIP - Consumer Discretionary Investor Class	76,437	56,027
VIP - Real Estate	6,939	6,710
VIP - Real Estate Investor Class	58,979	27,908
VIP - Strategic Income	6,795	6,457
VIP - Strategic Income Investor Class	122,480	76,766
VIP - International Capital Appreciation	3,052	6,480
VIP - International Capital Appreciation Investor Class	76,243	53,021
VIP - Value	13,283	6,079
VIP - Value Investor Class	117,800	48,717
VIP - Freedom Income	1,205	2,326
VIP - Freedom Income Investor Class	20,989	16,339
VIP - Freedom 2005	367	641
VIP - Freedom 2005 Investor Class	6,762	12,548
VIP - Freedom 2010	1,239	1,350
VIP - Freedom 2010 Investor Class	16,967	9,520
VIP - Freedom 2015	2,295	2,613
VIP - Freedom 2015 Investor Class	23,867	17,504
VIP - Freedom 2020	3,169	6,025
VIP - Freedom 2020 Investor Class	41,995	31,789
VIP - Freedom 2025	5,762	1,970
VIP - Freedom 2025 Investor Class	55,786	43,503
VIP - Freedom 2030	4,588	2,534
VIP - Freedom 2030 Investor Class	99,007	35,542
VIP - Freedom Lifetime Income I	545	995
VIP - Freedom Lifetime Income II	1,846	3,145

54	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases	Sales
	(000s)	(000s)
VIP - Freedom Lifetime Income III	$2,289	$2,787
VIP - Disciplined Small Cap	13,955	11,704
VIP - Disciplined Small Cap Investor Class	117,326	67,566
VIP - Funds Manager 20%	124,920	93,152
VIP - Funds Manager 50%	247,432	151,189
VIP - Funds Manager 60%	252,082	207,044
VIP - Funds Manager 70%	262,651	125,592
VIP - Funds Manager 85%	113,218	60,954
VIP - Consumer Staples	3,028	3,650
VIP - Consumer Staples Investor Class	43,093	45,433
VIP - Materials	14,450	8,858
VIP - Materials Investor Class	86,104	59,669
VIP - Telecommunications	7,444	4,402
VIP - Telecommunications Investor Class	61,904	40,700
VIP- Emerging Markets	6,361	7,714
VIP- Emerging Markets Investor Class	82,839	42,618
VIP - Floating Rate High Income	5,229	3,944
VIP - Floating Rate High Income Investor Class	88,544	28,046
VIP - Bond Index	117,181	137,168
VIP - Total Market Index	233,250	57,567
VIP - Extended Market Index	100,403	41,996
VIP - International Index	107,348	22,366
VIF - Emerging Market Equity	8,408	14,493
VIF - Emerging Market Debt	11,251	13,763
VIF - Global Strategist - Class II	5,923	6,013
Invesco - V.I. Global Core Equity	9,824	4,367
Allspring - VT Discovery	3,208	3,854
Allspring - VT Opportunity	1,306	2,397
Lazard - Retirement Emerging Markets	8,900	14,333
PVIT - Commodity Real Return	46,676	24,744
PVIT - Low Duration	63,554	129,702
PVIT - Real Return	95,793	62,454
PVIT - Total Return	69,496	87,098
BlackRock - Global Allocation	46,625	25,490
FTVIP - Templeton Global Bond	6,724	13,154
FTVIP - Franklin U.S. Gov’t Securitiess	17,744	38,840

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2021:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	215,568	$215,568	$1.00
VIP - Government Money Market Investor Class	1,739,235	1,739,235	1.00
VIP - High Income	13,409	165,106	5.25
VIP - High Income Investor Class	72,235	430,370	5.22
VIP - Equity Income	16,432	417,298	26.15
VIP - Equity Income Investor Class	19,388	485,114	25.96
VIP - Growth	7,473	520,734	102.43
VIP - Growth Investor Class	8,570	718,917	101.66
VIP - Overseas	2,988	77,518	29.28
VIP - Overseas, Class R Investor Class	9,111	222,815	29.16
VIP - Investment Grade Bond	12,454	169,872	13.35
VIP - Investment Grade Bond Investor Class	67,299	906,648	13.29
VIP - Asset Manager	11,553	196,374	18.33
VIP - Asset Manager Investor Class	14,127	234,141	18.19

55	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Index 500	10,559	$2,908,430	$468.27
VIP - Asset Manager Growth	3,090	55,648	24.38
VIP - Asset Manager Growth Investor Class	5,841	118,527	24.21
VIP - Contrafund	23,921	836,956	54.35
VIP - Contrafund Investor Class	42,986	1,665,756	53.92
VIP - Balanced	8,746	161,640	25.29
VIP - Balanced Investor Class	165,400	3,077,801	25.04
VIP - Dynamic Capital Appreciation	1,406	20,352	19.62
VIP - Dynamic Capital Appreciation Investor Class	9,549	144,511	19.56
VIP - Growth & Income	5,076	101,530	26.22
VIP - Growth & Income Investor Class	10,330	229,755	26.07
VIP - Growth Opportunities	3,117	172,455	79.25
VIP - Growth Opportunities Investor Class	16,014	948,232	78.58
VIP - Mid Cap	7,828	280,085	41.17
VIP - Mid Cap Investor Class	16,118	603,052	40.83
VIP - Value Strategies	3,363	51,583	16.40
VIP - Value Strategies Investor Class	14,554	232,362	16.25
VIP - Utilities	1,238	22,860	20.80
VIP - Utilities Investor Class	7,482	136,311	20.64
VIP - Technology	8,144	189,695	35.65
VIP - Technology Investor Class	44,390	1,040,474	35.03
VIP - Energy	1,768	44,954	15.77
VIP - Energy Investor Class	9,468	190,919	15.73
VIP - Health Care	3,599	112,312	40.05
VIP - Heath Care Investor Class	22,654	718,216	39.64
VIP - Financial Services	2,047	30,556	15.82
VIP - Financial Services Investor Class	14,087	205,109	15.73
VIP - Industrials	1,220	27,098	23.44
VIP - Industrials Investor Class	5,584	126,346	23.22
VIP - Consumer Discretionary	748	21,114	39.33
VIP - Consumer Discretionary Investor Class	6,811	198,993	39.17
VIP - Real Estate	1,442	35,488	23.81
VIP - Real Estate Investor Class	9,347	200,045	23.66
VIP - Strategic Income	4,783	56,683	11.74
VIP - Strategic Income Investor Class	78,605	927,991	11.70
VIP - International Capital Appreciation, Class R	927	17,770	24.37
VIP - International Capital Appreciation Investor Class	15,990	300,756	24.15
VIP - Value	1,469	25,267	18.28
VIP - Value Investor Class	11,966	208,456	18.23
VIP - Freedom Income	888	10,452	12.76
VIP - Freedom Income Investor Class	7,694	92,102	12.62
VIP - Freedom 2005	641	7,952	13.67
VIP - Freedom 2005 Investor Class	2,156	26,535	12.96
VIP - Freedom 2010	726	9,498	14.45
VIP - Freedom 2010 Investor Class	5,670	72,321	13.93
VIP - Freedom 2015	1,642	21,361	14.42
VIP - Freedom 2015 Investor Class	8,106	102,269	14.02
VIP - Freedom 2020	1,607	22,128	15.42
VIP - Freedom 2020 Investor Class	15,574	202,374	14.83
VIP - Freedom 2025	1,437	21,735	17.82
VIP - Freedom 2025 Investor Class	17,547	245,506	16.55
VIP - Freedom 2030	1,484	22,020	17.93
VIP - Freedom 2030 Investor Class	23,361	327,968	16.73
VIP - Freedom Lifetime Income I	867	9,710	12.01
VIP - Freedom Lifetime Income II	2,304	28,015	13.96
VIP - Freedom Lifetime Income III	2,185	27,170	15.29
VIP - Disciplined Small Cap	1,302	23,790	20.38

56	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Disciplined Small Cap Investor Class	16,115	$282,060	$20.28
VIP - Funds Manager 20%	74,774	858,868	12.17
VIP - Funds Manager 50%	135,825	1,692,425	14.50
VIP - Funds Manager 60%	187,920	2,113,511	12.40
VIP - Funds Manager 70%	127,393	1,621,624	15.54
VIP - Funds Manager 85%	43,570	569,473	15.77
VIP - Consumer Staples	918	17,606	21.13
VIP - Consumer Staples Investor Class	10,386	197,462	21.02
VIP - Materials	978	16,555	18.76
VIP - Materials Investor Class	4,656	80,259	18.76
VIP - Telecommunications	838	13,907	19.25
VIP - Telecommunications Investor Class	6,505	108,979	19.08
VIP - Emerging Markets	946	13,271	12.58
VIP - Emerging Markets Investor Class	11,390	157,389	12.52
VIP - Floating Rate High Income	831	8,360	9.90
VIP - Floating Rate High Income Investor Class	21,048	211,583	9.89
VIP - Bond Index	37,828	424,705	11.02
VIP - Total Market Index	28,081	388,079	17.40
VIP - Extended Market Index	9,917	133,075	14.19
VIP - International Index	21,032	222,601	11.45
VIF - Emerging Market Equity	3,349	74,823	18.11
VIF - Emerging Market Debt	13,105	120,642	7.20
VIF - Global Strategist - Class II	2,479	33,461	11.30
Invesco - V.I. Global Core Equity	2,422	25,379	11.13
Allspring - VT Discovery	905	30,211	42.74
Allspring - VT Opportunity	734	20,684	35.14
Lazard - Retirement Emerging Markets	3,276	83,422	21.64
PVIT - Commodity Real Return	5,140	50,004	7.74
PVIT - Low Duration	36,268	386,779	10.23
PVIT - Real Return	17,382	251,161	13.99
PVIT - Total Return	47,881	552,120	10.76
BlackRock - Global Allocation V.I.	10,843	195,648	17.71
FTVIP - Templeton Global Bond	4,167	81,620	13.13
FTVIP - Franklin U.S. Gov’t Securities	6,938	88,784	11.57

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2021 and 2020 were as follows:

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Government Money Market
Units Issued	6,338	14,197	78	392
Units Redeemed	(8,509)	(12,636)	(196)	(387)

Net Increase (Decrease)	(2,171)	1,561	(118)	5

VIP - High Income
Units Issued	50	87	19	5
Units Redeemed	(102)	(218)	(32)	(43)

Net Increase (Decrease)	(52)	(131)	(13)	(38)

VIP - Equity-Income
Units Issued	82	71	4	5
Units Redeemed	(198)	(323)	(46)	(63)

Net Increase (Decrease)	(116)	(252)	(42)	(58)

57	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Growth
Units Issued	49	82	3	5
Units Redeemed	(213)	(268)	(28)	(33)

Net Increase (Decrease)	(164)	(186)	(25)	(28)

VIP - Overseas
Units Issued	36	26	2	—
Units Redeemed	(126)	(149)	(14)	(20)

Net Increase (Decrease)	(90)	(123)	(12)	(20)

VIP - Investment Grade Bond
Units Issued	271	866	8	45
Units Redeemed	(621)	(648)	(106)	(122)

Net Increase (Decrease)	(350)	218	(98)	(77)

VIP - Asset Manager
Units Issued	85	71	—	3
Units Redeemed	(234)	(261)	(53)	(64)

Net Increase (Decrease)	(149)	(190)	(53)	(61)

VIP - Index 500
Units Issued	351	544	6	20
Units Redeemed	(557)	(1,166)	(69)	(114)

Net Increase (Decrease)	(206)	(622)	(63)	(94)

VIP - Asset Manager: Growth
Units Issued	21	21	—	—
Units Redeemed	(74)	(118)	(27)	(37)

Net Increase (Decrease)	(53)	(97)	(27)	(37)

VIP - Contrafund
Units Issued	158	231	8	17
Units Redeemed	(541)	(928)	(97)	(119)

Net Increase (Decrease)	(383)	(697)	(89)	(102)

VIP - Balanced
Units Issued	328	347	12	12
Units Redeemed	(319)	(527)	(95)	(124)

Net Increase (Decrease)	9	(180)	(83)	(112)

VIP - Dynamic Capital Appreciation
Units Issued	41	41	3	7
Units Redeemed	(60)	(98)	(14)	(16)

Net Increase (Decrease)	(19)	(57)	(11)	(9)

VIP - Growth & Income
Units Issued	96	93	8	2
Units Redeemed	(186)	(302)	(65)	(74)

Net Increase (Decrease)	(90)	(209)	(57)	(72)

VIP - Growth Opportunities
Units Issued	448	1,068	37	49
Units Redeemed	(819)	(1,189)	(124)	(102)

Net Increase (Decrease)	(371)	(121)	(87)	(53)

VIP - Mid Cap
Units Issued	133	108	4	15
Units Redeemed	(401)	(751)	(104)	(136)

Net Increase (Decrease)	(268)	(643)	(100)	(121)

58	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Value Strategies
Units Issued	638	205	50	27
Units Redeemed	(495)	(164)	(59)	(34)

Net Increase (Decrease)	143	41	(9)	(7)

VIP - Utilities
Units Issued	96	145	1	16
Units Redeemed	(153)	(449)	(24)	(68)

Net Increase (Decrease)	(57)	(304)	(23)	(52)

VIP - Technology
Units Issued	562	1,571	35	78
Units Redeemed	(760)	(1,569)	(74)	(87)

Net Increase (Decrease)	(198)	2	(39)	(9)

VIP - Energy
Units Issued	1,551	366	143	28
Units Redeemed	(1,375)	(494)	(95)	(67)

Net Increase (Decrease)	176	(128)	48	(39)

VIP - Health Care
Units Issued	170	359	3	49
Units Redeemed	(339)	(490)	(53)	(72)

Net Increase (Decrease)	(169)	(131)	(50)	(23)

VIP - Financial Services
Units Issued	880	359	144	20
Units Redeemed	(553)	(542)	(119)	(72)

Net Increase (Decrease)	327	(183)	25	(52)

VIP - Industrials
Units Issued	54	49	3	8
Units Redeemed	(96)	(139)	(12)	(31)

Net Increase (Decrease)	(42)	(90)	(9)	(23)

VIP - Consumer Discretionary
Units Issued	162	77	8	11
Units Redeemed	(163)	(168)	(22)	(26)

Net Increase (Decrease)	(1)	(91)	(14)	(15)

VIP - Real Estate
Units Issued	126	54	43	3
Units Redeemed	(131)	(191)	(42)	(22)

Net Increase (Decrease)	(5)	(137)	1	(19)

VIP - Strategic Income
Units Issued	247	238	4	4
Units Redeemed	(274)	(589)	(46)	(65)

Net Increase (Decrease)	(27)	(351)	(42)	(61)

VIP - International Capital Appreciation
Units Issued	64	212	3	27
Units Redeemed	(203)	(251)	(17)	(23)

Net Increase (Decrease)	(139)	(39)	(14)	4

VIP - Value
Units Issued	345	123	26	6
Units Redeemed	(201)	(181)	(27)	(29)

Net Increase (Decrease)	144	(58)	(1)	(23)

59	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Freedom Income
Units Issued	52	150	—	—
Units Redeemed	(126)	(123)	—	—

Net Increase (Decrease)	(74)	27	—	—

VIP - Freedom 2005
Units Issued	2	67	—	—
Units Redeemed	(28)	(77)	—	—

Net Increase (Decrease)	(26)	(10)	—	—

VIP - Freedom 2010
Units Issued	38	47	—	—
Units Redeemed	(61)	(70)	—	—

Net Increase (Decrease)	(23)	(23)	—	—

VIP - Freedom 2015
Units Issued	58	49	—	—
Units Redeemed	(112)	(163)	—	—

Net Increase (Decrease)	(54)	(114)	—	—

VIP - Freedom 2020
Units Issued	63	192	—	—
Units Redeemed	(221)	(293)	—	—

Net Increase (Decrease)	(158)	(101)	—	—

VIP - Freedom 2025
Units Issued	171	110	—	—
Units Redeemed	(68)	(109)	—	—

Net Increase (Decrease)	103	1	—	—

VIP - Freedom 2030
Units Issued	120	109	—	—
Units Redeemed	(89)	(139)	—	—

Net Increase (Decrease)	31	(30)	—	—

VIP - Disciplined Small Cap
Units Issued	514	160	50	17
Units Redeemed	(432)	(311)	(58)	(40)

Net Increase (Decrease)	82	(151)	(8)	(23)

VIP - FundsManager 20% Investor Class
Units Issued	232	463	1	48
Units Redeemed	(369)	(692)	(81)	(81)

Net Increase (Decrease)	(137)	(229)	(80)	(33)

VIP - FundsManager 50% Investor Class
Units Issued	195	376	46	22
Units Redeemed	(339)	(861)	(299)	(264)

Net Increase (Decrease)	(144)	(485)	(253)	(242)

VIP - FundsManager 60% Investor Class
Units Issued	202	134	4	15
Units Redeemed	(180)	(240)	(106)	(153)

Net Increase (Decrease)	22	(106)	(102)	(138)

VIP - FundsManager 70% Investor Class
Units Issued	144	133	8	8
Units Redeemed	(192)	(453)	(133)	(175)

Net Increase (Decrease)	(48)	(320)	(125)	(167)

60	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - FundsManager 85% Investor Class
Units Issued	30	51	3	—
Units Redeemed	(111)	(211)	(53)	(94)

Net Increase (Decrease)	(81)	(160)	(50)	(94)

VIP - Consumer Staples
Units Issued	61	73	6	16
Units Redeemed	(105)	(170)	(15)	(26)

Net Increase (Decrease)	(44)	(97)	(9)	(10)

VIP - Materials
Units Issued	466	127	116	17
Units Redeemed	(311)	(150)	(69)	(22)

Net Increase (Decrease)	155	(23)	47	(5)

VIP - Communication Services
Units Issued	224	202	33	42
Units Redeemed	(136)	(182)	(39)	(59)

Net Increase (Decrease)	88	20	(6)	(17)

VIP - Emerging Markets
Units Issued	305	552	45	40
Units Redeemed	(506)	(433)	(53)	(27)

Net Increase (Decrease)	(201)	119	(8)	13

VIP - Floating Rate High Income
Units Issued	407	218	62	3
Units Redeemed	(340)	(611)	(35)	(26)

Net Increase (Decrease)	67	(393)	27	(23)

VIP - Bond Index
Units Issued	537	2,565	3	177
Units Redeemed	(1,099)	(1,385)	(24)	(163)

Net Increase (Decrease)	(562)	1,180	(21)	14

VIP - Total Market Index
Units Issued	761	410	11	22
Units Redeemed	(301)	(294)	(16)	(20)

Net Increase (Decrease)	460	116	(5)	2

VIF - Extended Market Index
Units Issued	480	230	65	7
Units Redeemed	(401)	(316)	(28)	(85)

Net Increase (Decrease)	79	(86)	37	(78)

VIF - International Index
Units Issued	334	344	3	9
Units Redeemed	(116)	(104)	(7)	(6)

Net Increase (Decrease)	218	240	(4)	3

VIF - Emerging Markets Equity
Units Issued	15	53	1	—
Units Redeemed	(95)	(130)	(10)	(13)

Net Increase (Decrease)	(80)	(77)	(9)	(13)

VIF - Emerging Markets Debt
Units Issued	7	19	—	—
Units Redeemed	(38)	(51)	(5)	(9)

Net Increase (Decrease)	(31)	(32)	(5)	(9)

61	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIF - Global Strategist - Class II
Units Issued	25	3	1	—
Units Redeemed	(53)	(34)	(13)	(19)

Net Increase (Decrease)	(28)	(31)	(12)	(19)

Invesco - V.I. Global Core Equity
Units Issued	13	7	4	—
Units Redeemed	(24)	(30)	(12)	(8)

Net Increase (Decrease)	(11)	(23)	(8)	(8)

Allspring - VT Discovery
Units Issued	5	3	—	—
Units Redeemed	(34)	(42)	(7)	(11)

Net Increase (Decrease)	(29)	(39)	(7)	(11)

Allspring - VT Opportunity
Units Issued	—	2	—	—
Units Redeemed	(24)	(31)	(5)	(5)

Net Increase (Decrease)	(24)	(29)	(5)	(5)

Lazard - Retirement Emerging Markets
Units Issued	23	20	3	—
Units Redeemed	(58)	(168)	(7)	(5)

Net Increase (Decrease)	(35)	(148)	(4)	(5)

PVIT - Commodity Real Return
Units Issued	—	—	129	1
Units Redeemed	(1)	—	(50)	(1)

Net Increase (Decrease)	(1)	—	79	—

PVIT - Low Duration
Units Issued	372	1,690	4	27
Units Redeemed	(896)	(1,178)	(18)	(34)

Net Increase (Decrease)	(524)	512	(14)	(7)

PVIT - Real Return
Units Issued	439	216	8	16
Units Redeemed	(265)	(159)	(21)	(20)

Net Increase (Decrease)	174	57	(13)	(4)

PVIT - Total Return
Units Issued	82	364	—	16
Units Redeemed	(269)	(340)	(20)	(26)

Net Increase (Decrease)	(187)	24	(20)	(10)

Blackrock - Global Allocation V.I.
Units Issued	47	24	1	4
Units Redeemed	(76)	(71)	(4)	(7)

Net Increase (Decrease)	(29)	(47)	(3)	(3)

FTVIP - Templeton Global Bond
Units Issued	16	75	3	2
Units Redeemed	(83)	(219)	(4)	(29)

Net Increase (Decrease)	(67)	(144)	(1)	(27)

FTVIP - Franklin U.S. Gov’t Securities
Units Issued	134	966	13	44
Units Redeemed	(430)	(459)	(10)	(35)

Net Increase (Decrease)	(296)	507	3	9

62	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Government Money Market Investor Class
Units Issued	279,285	316,763	—	24
Units Redeemed	(285,232)	(306,285)	(2)	(29)

Net Increase (Decrease)	(5,947)	10,478	(2)	(5)

VIP - High Income Investor Class
Units Issued	4,382	6,604	—	—
Units Redeemed	(4,700)	(8,360)	—	—

Net Increase (Decrease)	(318)	(1,756)	—	—

VIP - Equity Income Investor Class
Units Issued	4,239	2,668	—	—
Units Redeemed	(2,867)	(3,230)	—	—

Net Increase (Decrease)	1,372	(562)	—	—

VIP - Growth Investor Class
Units Issued	3,398	4,037	—	—
Units Redeemed	(2,821)	(3,746)	—	—

Net Increase (Decrease)	577	291	—	—

VIP - Overseas, Investor Class
Units Issued	2,082	1,435	—	—
Units Redeemed	(2,207)	(2,623)	—	—

Net Increase (Decrease)	(125)	(1,188)	—	—

VIP - Investment Grade Bond Investor Class
Units Issued	11,574	27,924	—	—
Units Redeemed	(16,072)	(18,863)	—	—

Net Increase (Decrease)	(4,498)	9,061	—	—

VIP - Asset Manager Investor Class
Units Issued	1,556	1,728	—	—
Units Redeemed	(1,156)	(1,911)	—	—

Net Increase (Decrease)	400	(183)	—	—

VIP - Index 500
Units Issued	21,423	20,213	—	—
Units Redeemed	(15,229)	(24,600)	—	—

Net Increase (Decrease)	6,194	(4,387)	—	—

VIP - Asset Manager: Growth Investor Class
Units Issued	882	581	—	—
Units Redeemed	(752)	(906)	—	—

Net Increase (Decrease)	130	(325)	—	—

VIP - Contrafund Investor Class
Units Issued	6,593	8,193	—	—
Units Redeemed	(7,158)	(10,438)	—	—

Net Increase (Decrease)	(565)	(2,245)	—	—

VIP - Balanced Investor Class
Units Issued	16,284	15,115	—	—
Units Redeemed	(10,303)	(15,763)	—	—

Net Increase (Decrease)	5,981	(648)	—	—

63	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	760	692	—	—
Units Redeemed	(657)	(828)	—	—

Net Increase (Decrease)	103	(136)	—	—

VIP - Growth & Income Investor Class
Units Issued	1,965	1,174	—	—
Units Redeemed	(1,276)	(2,023)	—	—

Net Increase (Decrease)	689	(849)	—	—

VIP - Growth Opportunities Investor Class
Units Issued	5,333	8,680	—	—
Units Redeemed	(5,686)	(6,997)	—	—

Net Increase (Decrease)	(353)	1,683	—	—

VIP - Mid Cap Investor Class
Units Issued	3,252	2,792	—	—
Units Redeemed	(3,034)	(5,127)	—	—

Net Increase (Decrease)	218	(2,335)	—	—

VIP - Value Strategies Investor Class
Units Issued	5,616	2,331	—	—
Units Redeemed	(3,552)	(1,217)	—	—

Net Increase (Decrease)	2,064	1,114	—	—

VIP - Utilities Investor Class
Units Issued	1,174	1,877	—	—
Units Redeemed	(1,347)	(3,589)	—	—

Net Increase (Decrease)	(173)	(1,712)	—	—

VIP - Technology Investor Class
Units Issued	4,564	9,778	—	—
Units Redeemed	(4,765)	(7,815)	—	—

Net Increase (Decrease)	(201)	1,963	—	—

VIP - Energy Investor Class
Units Issued	13,451	6,178	—	—
Units Redeemed	(9,941)	(4,095)	—	—

Net Increase (Decrease)	3,510	2,083	—	—

VIP - Health Care Investor Class
Units Issued	2,318	4,396	—	—
Units Redeemed	(2,858)	(4,057)	—	—

Net Increase (Decrease)	(540)	339	—	—

VIP - Financial Services Investor Class
Units Issued	7,135	2,561	—	—

Units Redeemed	(4,552)	(3,364)	—	—

Net Increase (Decrease)	2,583	(803)	—	—
VIP - Industrials Investor Class
Units Issued	1,220	1,165	—	—
Units Redeemed	(1,438)	(1,576)	—	—

Net Increase (Decrease)	(218)	(411)	—	—

VIP - Consumer Discretionary Investor Class
Units Issued	1,780	1,954	—	—
Units Redeemed	(1,596)	(1,992)	—	—

Net Increase (Decrease)	184	(38)	—	—

64	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Real Estate Investor Class
Units Issued	2,754	1,160	—	—
Units Redeemed	(1,710)	(2,255)	—	—

Net Increase (Decrease)	1,044	(1,095)	—	—

VIP - Strategic Income Investor Class
Units Issued	7,448	6,030	—	—
Units Redeemed	(6,260)	(9,886)	—	—

Net Increase (Decrease)	1,188	(3,856)	—	—

VIP - International Capital Appreciation, Investor Class
Units Issued	2,696	2,998	—	—
Units Redeemed	(2,643)	(3,327)	—	—

Net Increase (Decrease)	53	(329)	—	—

VIP - Value Investor Class
Units Issued	3,365	1,346	—	—
Units Redeemed	(2,149)	(1,980)	—	—

Net Increase (Decrease)	1,216	(634)	—	—

VIP - Investor Freedom Income Investor Class
Units Issued	1,107	2,002	—	—
Units Redeemed	(1,025)	(1,760)	—	—

Net Increase (Decrease)	82	242	—	—

VIP - Investor Freedom 2005 Investor Class
Units Issued	275	596	—	—
Units Redeemed	(621)	(542)	—	—

Net Increase (Decrease)	(346)	54	—	—

VIP - Investor Freedom 2010 Investor Class
Units Issued	614	676	—	—
Units Redeemed	(413)	(585)	—	—

Net Increase (Decrease)	201	91	—	—

VIP - Investor Freedom 2015 Investor Class
Units Issued	794	561	—	—
Units Redeemed	(717)	(851)	—	—

Net Increase (Decrease)	77	(290)	—	—

VIP - Investor Freedom 2020 Investor Class
Units Issued	1,351	1,285	—	—
Units Redeemed	(1,390)	(2,002)	—	—

Net Increase (Decrease)	(39)	(717)	—	—

VIP - Investor Freedom 2025 Investor Class
Units Issued	1,766	1,893	—	—
Units Redeemed	(1,759)	(1,935)	—	—

Net Increase (Decrease)	7	(42)	—	—

VIP - Investor Freedom 2030 Investor Class
Units Issued	3,125	2,087	—	—
Units Redeemed	(1,571)	(1,954)	—	—

Net Increase (Decrease)	1,554	133	—	—

VIP - Freedom Lifetime Income I
Units Issued	—	—	5	9
Units Redeemed	—	—	(43)	(65)

Net Increase (Decrease)	—	—	(38)	(56)

65	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Freedom Lifetime Income II
Units Issued	—	—	3	14
Units Redeemed	—	—	(116)	(157)

Net Increase (Decrease)	—	—	(113)	(143)

VIP - Freedom Lifetime Income III
Units Issued	—	—	16	9
Units Redeemed	—	—	(90)	(97)

Net Increase (Decrease)	—	—	(74)	(88)

VIP - Disciplined Small Cap Investor Class
Units Issued	4,722	1,879	—	—
Units Redeemed	(3,575)	(2,461)	—	—

Net Increase (Decrease)	1,147	(582)	—	—

VIP - FundsManager 20% Investor Class
Units Issued	9,517	12,816	6	39
Units Redeemed	(7,798)	(9,118)	(51)	(92)

Net Increase (Decrease)	1,719	3,698	(45)	(53)

VIP - FundsManager 50% Investor Class
Units Issued	11,354	10,649	—	25
Units Redeemed	(8,150)	(12,168)	(631)	(500)

Net Increase (Decrease)	3,204	(1,519)	(631)	(475)

VIP - FundsManager 60% Investor Class
Units Issued	10,417	8,688	—	32
Units Redeemed	(7,611)	(9,401)	(487)	(489)

Net Increase (Decrease)	2,806	(713)	(487)	(457)

VIP - FundsManager 70% Investor Class
Units Issued	10,496	8,300	148	19
Units Redeemed	(6,859)	(10,977)	(111)	(154)

Net Increase (Decrease)	3,637	(2,677)	37	(135)

VIP - FundsManager 85% Investor Class
Units Issued	3,662	2,773	28	38
Units Redeemed	(2,496)	(3,632)	(65)	(70)

Net Increase (Decrease)	1,166	(859)	(37)	(32)

VIP - Consumer Staples Investor Class
Units Issued	1,353	1,711	—	—
Units Redeemed	(1,789)	(2,491)	—	—

Net Increase (Decrease)	(436)	(780)	—	—

VIP - Materials Investor Class
Units Issued	3,926	1,103	—	—
Units Redeemed	(3,015)	(859)	—	—

Net Increase (Decrease)	911	244	—	—

VIP - Communication Services Investor Class
Units Issued	2,132	1,827	—	—
Units Redeemed	(1,719)	(1,710)	—	—

Net Increase (Decrease)	413	117	—	—

VIP - Emerging Markets Investor Class
Units Issued	4,952	3,335	—	—
Units Redeemed	(4,047)	(2,670)	—	—

Net Increase (Decrease)	905	665	—	—

66	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Floating Rate High Income Investor Class
Units Issued	8,347	2,941	—	—
Units Redeemed	(4,004)	(9,637)	—	—

Net Increase (Decrease)	4,343	(6,696)	—	—

VIP - Bond Index
Units Issued	15,957	35,158	—	—
Units Redeemed	(17,405)	(17,987)	—	—

Net Increase (Decrease)	(1,448)	17,171	—	—

VIP - Total Market Index
Units Issued	17,381	10,696	—	—
Units Redeemed	(7,011)	(7,402)	—	—

Net Increase (Decrease)	10,370	3,294	—	—

VIP - Extended Market Index
Units Issued	7,957	3,918	—	—
Units Redeemed	(4,532)	(3,829)	—	—

Net Increase (Decrease)	3,425	89	—	—

VIP - International Index
Units Issued	9,925	6,464	—	—
Units Redeemed	(3,729)	(3,525)	—	—

Net Increase (Decrease)	6,196	2,939	—	—

VIF - Emerging Markets Equity
Units Issued	561	542	—	—
Units Redeemed	(738)	(810)	—	—

Net Increase (Decrease)	(177)	(268)	—	—

VIF - Emerging Markets Debt
Units Issued	429	424	—	—
Units Redeemed	(728)	(1,450)	—	—

Net Increase (Decrease)	(299)	(1,026)	—	—

VIF - Global Strategist - Class II
Units Issued	215	116	—	—
Units Redeemed	(249)	(192)	—	—

Net Increase (Decrease)	(34)	(76)	—	—

Invesco - V.I. Global Core Equity
Units Issued	258	85	—	—
Units Redeemed	(182)	(232)	—	—

Net Increase (Decrease)	76	(147)	—	—

Lazard - Retirement Emerging Markets
Units Issued	578	570	—	—
Units Redeemed	(922)	(1,738)	—	—

Net Increase (Decrease)	(344)	(1,168)	—	—

PVIT - Commodity Real Return
Units Issued	7,068	1,302	—	—
Units Redeemed	(4,298)	(1,187)	—	—

Net Increase (Decrease)	2,770	115	—	—

PVIT - Low Duration
Units Issued	8,137	15,250	—	—
Units Redeemed	(13,211)	(10,933)	—	—

Net Increase (Decrease)	(5,074)	4,317	—	—

67	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
PVIT - Real Return
Units Issued	6,539	4,959	—	—
Units Redeemed	(5,189)	(3,513)	—	—

Net Increase (Decrease)	1,350	1,446	—	—

PVIT - Total Return
Units Issued	4,236	7,651	—	—
Units Redeemed	(7,224)	(8,864)	—	—

Net Increase (Decrease)	(2,988)	(1,213)	—	—

Blackrock - Global Allocation V.I.
Units Issued	1,191	1,208	—	—
Units Redeemed	(1,509)	(2,349)	—	—

Net Increase (Decrease)	(318)	(1,141)	—	—

FTVIP - Templeton Global Bond
Units Issued	756	590	—	—
Units Redeemed	(1,289)	(1,787)	—	—

Net Increase (Decrease)	(533)	(1,197)	—	—

FTVIP - Franklin U.S. Gov’t Securities
Units Issued	1,976	9,699	—	—
Units Redeemed	(3,749)	(5,979)	—	—

Net Increase (Decrease)	(1,773)	3,720	—	—

	Fidelity Growth and Guaranteed Income
(in thousands)	2021	2020
VIP - Government Money Market Investor Class
Units Issued	4,425	3,321
Units Redeemed	(4,352)	(2,859)

Net Increase (Decrease)	73	462

VIP - Balanced Investor Class
Units Issued	78	94
Units Redeemed	(3,016)	(3,754)

Net Increase (Decrease)	(2,938)	(3,660)

VIP - FundsManager 60% Investor Class
Units Issued	49	28
Units Redeemed	(2,576)	(3,380)

Net Increase (Decrease)	(2,527)	(3,352)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Government Money Market
2021	10,312	$20.95	$20.01	$215,555	0.80%	1.00%	0.01%	(0.79%)	(1.00%)
2020	12,602	$21.11	$20.21	$265,511	0.80%	1.00%	0.29%	(0.49%)	(0.69%)
2019	11,036	$21.22	$20.35	$233,659	0.80%	1.00%	1.99%	1.20%	1.00%
2018	11,748	$20.97	$20.15	$245,586	0.80%	1.00%	1.65%	0.83%	0.63%
2017	9,879	$20.79	$20.03	$204,884	0.80%	1.00%	0.67%	(0.13%)	(0.33%)

68	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Government Money Market Investor Class
2021	159,019	$10.40	$9.01	$1,739,232	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
2020	164,894	$10.41	$9.13	$1,813,259	0.10%	1.40%	0.28%	0.21%	(0.95%)
2019	153,959	$10.39	$9.22	$1,694,897	0.10%	1.40%	1.96%	1.89%	0.72%
2018	143,163	$10.20	$9.01	$1,546,389	0.10%	1.40%	1.64%	1.53%	0.20%
2017	101,184	$10.05	$8.99	$1,078,245	0.10%	1.40%	0.65%	0.55%	(0.75%)
VIP - High Income 2021	1,122	$63.35	$60.52	$70,393	0.80%	1.00%	5.28%	3.58%	3.37%
2020	1,187	$61.16	$58.55	$71,886	0.80%	1.00%	4.96%	1.92%	1.72%
2019	1,356	$60.01	$57.56	$80,631	0.80%	1.00%	5.14%	14.18%	13.96%
2018	1,433	$52.55	$50.51	$74,690	0.80%	1.00%	5.44%	(4.06%)	(4.26%)
2017	1,653	$54.78	$52.76	$89,833	0.80%	1.00%	5.18%	6.08%	5.87%
VIP - High Income Investor Class
2021	17,810	$18.69	$29.22	$377,064	0.10%	0.25%	5.32%	4.52%	4.36%
2020	18,126	$17.88	$27.99	$370,663	0.10%	0.25%	5.07%	2.64%	2.48%
2019	19,882	$17.42	$27.32	$399,726	0.10%	0.25%	5.24%	14.83%	14.65%
2018	19,157	$15.17	$23.83	$338,017	0.10%	0.25%	5.51%	(3.60%)	(3.74%)
2017	21,313	$15.74	$24.75	$392,092	0.10%	0.25%	5.13%	6.84%	6.68%
VIP - Equity-Income
2021	2,466	$175.18	$167.37	$429,819	0.80%	1.00%	1.89%	23.89%	23.65%
2020	2,624	$141.40	$135.36	$369,212	0.80%	1.00%	1.80%	5.84%	5.62%
2019	2,934	$133.60	$128.15	$389,886	0.80%	1.00%	1.99%	26.42%	26.17%
2018	3,251	$105.67	$101.57	$341,942	0.80%	1.00%	2.21%	(9.03%)	(9.21%)
2017	3,629	$116.16	$111.88	$419,673	0.80%	1.00%	1.68%	11.99%	11.77%
VIP - Equity-Income Investor Class
2021	13,949	$37.71	$55.32	$503,315	0.10%	0.25%	1.89%	24.71%	24.52%
2020	12,577	$30.24	$44.42	$362,054	0.10%	0.25%	1.79%	6.47%	6.31%
2019	13,139	$28.40	$41.79	$355,773	0.10%	0.25%	1.95%	27.22%	27.03%
2018	13,687	$22.32	$32.90	$291,581	0.10%	0.25%	2.17%	(8.47%)	(8.60%)
2017	14,877	$24.39	$35.99	$346,675	0.10%	0.25%	1.63%	12.72%	12.55%
VIP - Growth 2021	2,209	$347.74	$332.23	$765,572	0.80%	1.00%	—	22.23%	21.98%
2020	2,399	$284.50	$272.36	$679,861	0.80%	1.00%	0.07%	42.74%	42.45%
2019	2,613	$199.32	$191.20	$519,163	0.80%	1.00%	0.26%	33.24%	32.97%
2018	2,880	$149.59	$143.79	$429,361	0.80%	1.00%	0.24%	(0.97%)	(1.17%)
2017	3,145	$151.06	$145.49	$473,564	0.80%	1.00%	0.22%	34.06%	33.79%
VIP - Growth Investor Class 2021	12,313	$72.56	$103.96	$871,206	0.10%	0.25%	—	23.00%	22.82%
2020	11,736	$58.99	$84.64	$674,257	0.10%	0.25%	0.06%	43.64%	43.42%
2019	11,445	$41.07	$59.02	$456,710	0.10%	0.25%	0.18%	34.07%	33.87%
2018	12,352	$30.63	$44.09	$367,819	0.10%	0.25%	0.16%	(0.34%)	(0.49%)
2017	11,613	$30.74	$44.30	$347,823	0.10%	0.25%	0.15%	34.89%	34.69%
VIP - Overseas 2021	1,107	$79.32	$75.78	$87,478	0.80%	1.00%	0.52%	18.74%	18.50%
2020	1,210	$66.80	$63.95	$80,458	0.80%	1.00%	0.44%	14.69%	14.46%
2019	1,353	$58.25	$55.88	$78,553	0.80%	1.00%	1.69%	26.74%	26.49%
2018	1,525	$45.96	$44.17	$69,884	0.80%	1.00%	1.47%	(15.49%)	(15.66%)
2017	1,783	$54.38	$52.38	$96,589	0.80%	1.00%	1.43%	29.25%	28.99%
VIP - Overseas, Investor Class 2021	9,733	$26.89	$36.87	$265,667	0.10%	0.25%	0.48%	19.51%	19.33%
2020	9,859	$22.50	$30.89	$225,658	0.10%	0.25%	0.36%	15.38%	15.21%
2019	11,047	$19.50	$26.82	$219,800	0.10%	0.25%	1.61%	27.61%	27.42%
2018	12,991	$15.28	$21.05	$202,627	0.10%	0.25%	1.36%	(14.98%)	(15.11%)
2017	15,154	$17.98	$24.79	$279,058	0.10%	0.25%	1.50%	30.05%	29.85%

69	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond 2021	3,369	$49.74	$47.52	$166,332	0.80%	1.00%	1.99%	(1.40%)	(1.60%)
2020	3,816	$50.44	$48.29	$191,178	0.80%	1.00%	2.24%	8.52%	8.30%
2019	3,675	$46.48	$44.59	$169,486	0.80%	1.00%	2.70%	8.79%	8.57%
2018	3,945	$42.73	$41.07	$167,175	0.80%	1.00%	2.42%	(1.33%)	(1.53%)
2017	4,406	$43.31	$41.71	$189,300	0.80%	1.00%	2.35%	3.39%	3.18%
VIP - Investment Grade Bond Investor Class
2021	53,000	$14.94	$19.01	$894,402	0.10%	0.25%	2.01%	(0.74%)	(0.89%)
2020	57,498	$15.05	$19.18	$985,291	0.10%	0.25%	2.32%	9.22%	9.06%
2019	48,437	$13.78	$17.59	$767,715	0.10%	0.25%	2.87%	9.56%	9.40%
2018	41,512	$12.58	$16.08	$605,710	0.10%	0.25%	2.36%	(0.67%)	(0.82%)
2017	47,653	$12.66	$16.21	$700,813	0.10%	0.25%	2.46%	4.10%	3.94%
VIP - Asset Manager 2021	2,570	$82.85	$79.16	$211,820	0.80%	1.00%	1.59%	9.04%	8.82%
2020	2,771	$75.99	$72.74	$209,493	0.80%	1.00%	1.49%	13.95%	13.72%
2019	3,022	$66.68	$63.97	$200,448	0.80%	1.00%	1.75%	17.30%	17.07%
2018	3,318	$56.85	$54.64	$187,592	0.80%	1.00%	1.65%	(6.11%)	(6.30%)
2017	3,659	$60.55	$58.32	$220,350	0.80%	1.00%	1.85%	13.19%	12.97%
VIP - Asset Manager Investor Class 2021	9,594	$24.29	$34.00	$256,967	0.10%	0.25%	1.59%	9.74%	9.58%
2020	9,193	$22.13	$31.02	$226,257	0.10%	0.25%	1.48%	14.65%	14.48%
2019	9,376	$19.30	$27.10	$202,331	0.10%	0.25%	1.73%	18.02%	17.84%
2018	9,785	$16.36	$23.00	$179,408	0.10%	0.25%	1.68%	(5.49%)	(5.63%)
2017	9,760	$17.31	$24.37	$189,009	0.10%	0.25%	1.88%	13.84%	13.67%
VIP - Index 500 2021	84,374	$53.56	$146.07	$4,944,733	0.10%	1.00%	1.29%	28.45%	27.29%
2020	78,449	$41.70	$114.75	$3,630,663	0.10%	1.00%	1.76%	18.12%	17.05%
2019	83,552	$35.30	$98.03	$3,306,467	0.10%	1.00%	1.99%	31.22%	30.04%
2018	82,991	$26.90	$75.39	$2,532,559	0.10%	1.00%	1.87%	(4.59%)	(5.45%)
2017	83,759	$28.20	$79.73	$2,712,372	0.10%	1.00%	1.83%	21.59%	20.50%
VIP - Asset Manager: Growth 2021	1,243	$61.05	$58.32	$75,337	0.80%	1.00%	1.40%	13.05%	12.82%
2020	1,322	$54.00	$51.70	$70,900	0.80%	1.00%	1.11%	16.32%	16.09%
2019	1,456	$46.42	$44.53	$67,088	0.80%	1.00%	1.54%	21.84%	21.60%
2018	1,596	$38.10	$36.62	$60,380	0.80%	1.00%	1.41%	(8.39%)	(8.58%)
2017	1,759	$41.59	$40.06	$72,692	0.80%	1.00%	1.25%	17.78%	17.54%
VIP - Asset Manager: Growth Investor Class
2021	4,547	$29.23	$42.21	$141,408	0.10%	0.25%	1.41%	13.77%	13.60%
2020	4,416	$25.69	$37.15	$121,466	0.10%	0.25%	1.06%	17.08%	16.90%
2019	4,741	$21.95	$31.78	$111,526	0.10%	0.25%	1.50%	22.58%	22.39%
2018	4,997	$17.90	$25.97	$96,219	0.10%	0.25%	1.37%	(7.82%)	(7.96%)
2017	5,117	$19.42	$28.21	$106,975	0.10%	0.25%	1.25%	18.57%	18.39%
VIP - Contrafund 2021	6,806	$191.79	$183.24	$1,300,199	0.80%	1.00%	0.06%	26.81%	26.56%
2020	7,278	$151.24	$144.79	$1,096,430	0.80%	1.00%	0.25%	29.52%	29.26%
2019	8,077	$116.77	$112.02	$939,288	0.80%	1.00%	0.46%	30.53%	30.26%
2018	8,923	$89.46	$85.99	$795,340	0.80%	1.00%	0.69%	(7.13%)	(7.32%)
2017	9,841	$96.33	$92.78	$944,666	0.80%	1.00%	0.99%	20.90%	20.66%
VIP - Contrafund Investor Class 2021	42,408	$52.60	$79.53	$2,317,809	0.10%	0.25%	0.05%	27.62%	27.42%
2020	42,973	$41.22	$62.41	$1,851,077	0.10%	0.25%	0.18%	30.35%	30.15%
2019	45,218	$31.62	$47.95	$1,503,490	0.10%	0.25%	0.39%	31.36%	31.16%
2018	48,111	$24.07	$36.56	$1,221,858	0.10%	0.25%	0.64%	(6.59%)	(6.73%)
2017	49,353	$25.77	$39.20	$1,346,901	0.10%	0.25%	0.93%	21.69%	21.50%

70	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Balanced 2021	3,893	$57.31	$54.75	$221,126	0.80%	1.00%	0.94%	17.32%	17.08%
2020	3,966	$48.85	$46.76	$192,127	0.80%	1.00%	1.45%	21.41%	21.16%
2019	4,258	$40.24	$38.60	$169,897	0.80%	1.00%	1.73%	23.51%	23.26%
2018	4,477	$32.58	$31.31	$144,570	0.80%	1.00%	1.44%	(4.99%)	(5.18%)
2017	4,849	$34.29	$33.02	$164,922	0.80%	1.00%	1.45%	15.50%	15.26%
VIP - Balanced Investor Class 2021	112,027	$35.98	$48.93	$4,141,613	0.10%	1.40%	0.88%	18.06%	16.52%
2020	108,982	$30.48	$41.99	$3,419,574	0.10%	1.40%	1.39%	22.23%	20.64%
2019	113,290	$24.93	$34.81	$2,920,528	0.10%	1.40%	1.69%	24.26%	22.64%
2018	116,132	$20.07	$28.38	$2,407,194	0.10%	1.40%	1.41%	(4.37%)	(5.63%)
2017	117,571	$20.98	$30.08	$2,542,316	0.10%	1.40%	1.42%	16.16%	14.66%
VIP - Dynamic Capital Appreciation
2021	419	$66.22	$63.82	$27,569	0.80%	1.00%	0.41%	23.63%	23.38%
2020	450	$53.56	$51.73	$23,928	0.80%	1.00%	0.22%	32.54%	32.27%
2019	516	$40.41	$39.11	$20,742	0.80%	1.00%	0.60%	29.04%	28.78%
2018	605	$31.32	$30.37	$18,876	0.80%	1.00%	0.57%	(5.65%)	(5.84%)
2017	674	$33.19	$32.25	$22,264	0.80%	1.00%	0.85%	22.90%	22.65%
VIP - Dynamic Capital Appreciation Investor Class
2021	3,241	$56.08	$88.25	$186,787	0.10%	0.25%	0.34%	24.33%	24.15%
2020	3,139	$45.10	$71.08	$146,488	0.10%	0.25%	0.16%	33.40%	33.20%
2019	3,275	$33.81	$53.36	$115,114	0.10%	0.25%	0.54%	29.94%	29.74%
2018	3,729	$26.02	$41.13	$101,034	0.10%	0.25%	0.49%	(5.09%)	(5.24%)
2017	3,776	$27.42	$43.40	$108,387	0.10%	0.25%	0.77%	23.62%	23.43%
VIP - Growth & Income 2021	2,139	$62.62	$59.83	$133,106	0.80%	1.00%	2.40%	24.94%	24.69%
2020	2,284	$50.12	$47.98	$113,765	0.80%	1.00%	2.11%	6.98%	6.77%
2019	2,565	$46.85	$44.94	$119,329	0.80%	1.00%	3.57%	29.01%	28.75%
2018	2,845	$36.32	$34.91	$102,639	0.80%	1.00%	0.35%	(9.71%)	(9.90%)
2017	3,235	$40.22	$38.74	$129,319	0.80%	1.00%	1.24%	15.96%	15.73%
VIP - Growth & Income Investor Class 2021	6,293	$44.03	$59.85	$269,306	0.10%	0.25%	2.48%	25.67%	25.48%
2020	5,605	$35.03	$47.69	$190,471	0.10%	0.25%	2.03%	7.65%	7.49%
2019	6,454	$32.54	$44.37	$203,649	0.10%	0.25%	3.51%	29.85%	29.65%
2018	7,032	$25.06	$34.22	$171,312	0.10%	0.25%	0.27%	(9.15%)	(9.28%)
2017	7,947	$27.59	$37.72	$213,340	0.10%	0.25%	1.17%	16.71%	16.53%
VIP - Growth Opportunities 2021	2,566	$96.85	$92.53	$247,094	0.80%	1.00%	—	11.05%	10.82%
2020	3,024	$87.21	$83.49	$262,165	0.80%	1.00%	0.01%	67.31%	66.97%
2019	3,198	$52.13	$50.00	$165,715	0.80%	1.00%	0.16%	39.71%	39.43%
2018	2,667	$37.31	$35.86	$98,882	0.80%	1.00%	0.11%	11.56%	11.33%
2017	2,629	$33.45	$32.21	$87,425	0.80%	1.00%	0.30%	33.44%	33.17%
VIP - Growth Opportunities Investor Class
2021	13,573	$96.48	$158.51	$1,258,355	0.10%	0.25%	—	11.75%	11.59%
2020	13,926	$86.33	$142.05	$1,154,274	0.10%	0.25%	0.01%	68.35%	68.10%
2019	12,243	$51.28	$84.50	$599,630	0.10%	0.25%	0.10%	40.57%	40.36%
2018	9,211	$36.48	$60.20	$321,276	0.10%	0.25%	0.10%	12.29%	12.12%
2017	7,258	$32.49	$53.70	$224,576	0.10%	0.25%	0.24%	34.25%	34.05%
VIP - Mid Cap 2021	4,322	$75.05	$71.84	$322,312	0.80%	1.00%	0.60%	24.60%	24.35%
2020	4,691	$60.23	$57.77	$280,720	0.80%	1.00%	0.65%	17.24%	17.00%
2019	5,455	$51.37	$49.38	$278,523	0.80%	1.00%	0.84%	22.46%	22.21%
2018	6,310	$41.95	$40.40	$262,981	0.80%	1.00%	0.63%	(15.23%)	(15.40%)
2017	7,013	$49.49	$47.75	$345,185	0.80%	1.00%	0.69%	19.85%	19.60%

71	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Mid Cap Investor Class 2021	16,577	$35.44	$62.57	$658,078	0.10%	0.25%	0.55%	25.41%	25.23%
2020	16,360	$28.26	$49.97	$526,491	0.10%	0.25%	0.57%	17.96%	17.78%
2019	18,695	$23.95	$42.43	$515,047	0.10%	0.25%	0.80%	23.23%	23.04%
2018	20,731	$19.44	$34.48	$466,686	0.10%	0.25%	0.56%	(14.68%)	(14.81%)
2017	21,798	$22.78	$40.48	$579,930	0.10%	0.25%	0.64%	20.60%	20.42%
VIP - Value Strategies 2021	1,215	$45.69	$44.04	$55,174	0.80%	1.00%	1.51%	32.53%	32.26%
2020	1,081	$34.48	$33.30	$36,927	0.80%	1.00%	1.39%	7.39%	7.17%
2019	1,047	$32.10	$31.07	$33,380	0.80%	1.00%	1.62%	33.45%	33.18%
2018	1,204	$24.06	$23.33	$28,769	0.80%	1.00%	0.95%	(17.98%)	(18.15%)
2017	1,430	$29.33	$28.50	$41,702	0.80%	1.00%	1.46%	18.40%	18.17%
VIP - Value Strategies Investor Class 2021	5,968	$39.27	$80.54	$236,505	0.10%	0.25%	1.54%	33.35%	33.15%
2020	3,903	$29.45	$60.49	$116,259	0.10%	0.25%	1.53%	8.16%	7.99%
2019	2,789	$27.23	$56.01	$76,969	0.10%	0.25%	1.61%	34.14%	33.94%
2018	2,817	$20.30	$41.82	$58,000	0.10%	0.25%	0.87%	(17.45%)	(17.58%)
2017	3,457	$24.59	$50.74	$86,463	0.10%	0.25%	1.38%	19.18%	19.00%
VIP - Utilities (10) 2021	651	$39.69	$38.09	$25,765	0.80%	1.00%	1.85%	16.56%	16.32%
2020	732	$34.05	$32.74	$24,771	0.80%	1.00%	2.46%	(0.98%)	(1.18%)
2019	1,088	$34.39	$33.13	$37,258	0.80%	1.00%	2.18%	22.20%	21.95%
2018	1,271	$28.14	$27.17	$35,650	0.80%	1.00%	2.36%	7.94%	7.72%
2017	929	$26.07	$25.22	$24,149	0.80%	1.00%	2.10%	16.94%	16.71%
VIP - Utilities Investor Class (8) 2021	4,028	$34.79	$42.98	$154,428	0.10%	0.25%	1.83%	17.25%	17.08%
2020	4,202	$29.67	$36.71	$138,543	0.10%	0.25%	2.38%	(0.36%)	(0.51%)
2019	5,914	$29.78	$36.90	$198,015	0.10%	0.25%	2.23%	23.01%	22.83%
2018	4,664	$24.21	$30.04	$127,653	0.10%	0.25%	2.06%	8.55%	8.39%
2017	3,812	$22.30	$27.72	$97,020	0.10%	0.25%	2.06%	17.72%	17.54%
VIP - Technology (8) 2021	2,666	$109.36	$104.95	$290,330	0.80%	1.00%	—	27.14%	26.88%
2020	2,901	$86.02	$82.71	$248,510	0.80%	1.00%	0.08%	63.63%	63.30%
2019	2,908	$52.57	$50.65	$152,286	0.80%	1.00%	0.44%	50.11%	49.81%
2018	3,114	$35.02	$33.81	$108,683	0.80%	1.00%	—	(8.36%)	(8.55%)
2017	3,601	$38.22	$36.97	$137,162	0.80%	1.00%	0.01%	49.58%	49.28%
VIP - Technology Investor Class (8) 2021	14,315	$97.48	$224.15	$1,554,980	0.10%	0.25%	—	27.94%	27.74%
2020	14,515	$76.20	$175.47	$1,254,095	0.10%	0.25%	0.06%	64.60%	64.35%
2019	12,552	$46.29	$106.76	$671,839	0.10%	0.25%	0.39%	51.11%	50.89%
2018	12,458	$30.64	$70.76	$447,074	0.10%	0.25%	—	(7.77%)	(7.91%)
2017	12,511	$33.22	$76.84	$490,790	0.10%	0.25%	0.01%	50.43%	50.21%
VIP - Energy (8) 2021	1,244	$22.51	$21.60	$27,847	0.80%	1.00%	3.28%	54.11%	53.80%
2020	1,019	$14.60	$14.04	$14,829	0.80%	1.00%	2.68%	(33.31%)	(33.44%)
2019	1,186	$21.90	$21.10	$25,873	0.80%	1.00%	1.99%	9.20%	8.98%
2018	1,339	$20.05	$19.36	$26,757	0.80%	1.00%	0.92%	(25.19%)	(25.34%)
2017	1,503	$26.80	$25.93	$40,129	0.80%	1.00%	1.53%	(3.25%)	(3.45)%
VIP - Energy Investor Class (8) 2021	11,233	$12.57	$18.53	$148,929	0.10%	0.25%	2.65%	55.00%	54.77%
2020	7,723	$8.11	$11.97	$66,258	0.10%	0.25%	2.98%	(32.87%)	(32.97%)
2019	5,640	$12.08	$17.86	$72,726	0.10%	0.25%	1.87%	9.87%	9.71%
2018	7,280	$10.99	$16.28	$85,583	0.10%	0.25%	0.87%	(24.73%)	(24.84%)
2017	7,097	$14.60	$21.66	$111,672	0.10%	0.25%	1.47%	(2.66)%	(2.81%)

72	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Health Care (8) 2021	1,811	$79.94	$76.72	$144,136	0.80%	1.00%	0.09%	10.84%	10.62%
2020	2,031	$72.13	$69.36	$145,735	0.80%	1.00%	0.55%	20.61%	20.36%
2019	2,185	$59.80	$57.62	$130,102	0.80%	1.00%	0.23%	27.34%	27.09%
2018	2,681	$46.96	$45.34	$125,420	0.80%	1.00%	0.20%	6.99%	6.77%
2017	2,714	$43.90	$42.47	$118,717	0.80%	1.00%	0.26%	24.05%	23.80%
VIP - Health Care Investor Class (8) 2021	12,270	$71.33	$103.56	$897,989	0.10%	0.25%	0.08%	11.54%	11.38%
2020	12,809	$63.95	$92.98	$844,282	0.10%	0.25%	0.50%	21.37%	21.18%
2019	12,470	$52.69	$76.73	$680,656	0.10%	0.25%	0.15%	28.16%	27.97%
2018	14,538	$41.11	$59.96	$620,666	0.10%	0.25%	0.14%	7.61%	7.45%
2017	13,485	$38.20	$55.80	$536,505	0.10%	0.25%	0.20%	24.84%	24.66%
VIP - Financial Services (8) 2021	1,283	$25.34	$24.32	$32,377	0.80%	1.00%	1.82%	32.13%	31.86%
2020	929	$19.18	$18.44	$17,730	0.80%	1.00%	2.33%	(0.04%)	(0.25%)
2019	1,164	$19.19	$18.49	$22,214	0.80%	1.00%	1.96%	33.25%	32.99%
2018	1,510	$14.40	$13.90	$21,657	0.80%	1.00%	1.07%	(16.41%)	(16.58%)
2017	2,340	$17.22	$16.66	$40,162	0.80%	1.00%	0.76%	20.28%	20.04%
VIP - Financial Services Investor Class (8) 2021	7,535	$35.93	$55.83	$221,585	0.10%	0.25%	1.78%	33.00%	32.80%
2020	4,953	$27.01	$42.04	$108,409	0.10%	0.25%	2.38%	0.53%	0.38%
2019	5,756	$26.87	$41.88	$124,129	0.10%	0.25%	1.90%	34.15%	33.95%
2018	7,500	$20.03	$31.27	$120,583	0.10%	0.25%	1.03%	(15.90%)	(16.03%)
2017	9,140	$23.82	$37.24	$172,892	0.10%	0.25%	0.70%	21.05%	20.87%
VIP - Industrials (8) 2021	428	$67.24	$64.53	$28,598	0.80%	1.00%	—	16.15%	15.92%
2020	479	$57.89	$55.67	$27,545	0.80%	1.00%	0.56%	11.41%	11.19%
2019	592	$51.96	$50.06	$30,600	0.80%	1.00%	1.04%	27.12%	26.86%
2018	699	$40.87	$39.46	$28,433	0.80%	1.00%	0.76%	(15.80%)	(15.97%)
2017	829	$48.55	$46.96	$40,063	0.80%	1.00%	0.71%	19.19%	18.95%
VIP - Industrials Investor Class (8) 2021	2,968	$39.64	$69.11	$129,664	0.10%	0.25%	—	16.91%	16.74%
2020	3,186	$33.91	$59.21	$121,047	0.10%	0.25%	0.50%	12.08%	11.91%
2019	3,597	$30.25	$52.90	$123,837	0.10%	0.25%	1.00%	27.96%	27.77%
2018	4,105	$23.64	$41.41	$111,321	0.10%	0.25%	0.66%	(15.27%)	(15.40%)
2017	4,777	$27.90	$48.94	$153,817	0.10%	0.25%	0.65%	19.93%	19.75%
VIP - Consumer Discretionary (8) 2021	478	$61.88	$59.38	$29,441	0.80%	1.00%	—	18.45%	18.21%
2020	493	$52.24	$50.23	$25,632	0.80%	1.00%	0.11%	35.06%	34.79%
2019	599	$38.68	$37.27	$23,062	0.80%	1.00%	0.31%	26.18%	25.92%
2018	740	$30.65	$29.60	$22,599	0.80%	1.00%	0.32%	(1.88%)	(2.08%)
2017	642	$31.24	$30.22	$19,984	0.80%	1.00%	0.54%	21.19%	20.94%
VIP - Consumer Discretionary Investor Class (8)
2021	4,353	$60.43	$108.85	$266,806	0.10%	0.25%	—	19.20%	19.02%
2020	4,169	$50.70	$91.45	$214,538	0.10%	0.25%	0.09%	35.86%	35.66%
2019	4,207	$37.32	$67.41	$160,376	0.10%	0.25%	0.24%	27.00%	26.81%
2018	4,849	$29.38	$53.16	$146,065	0.10%	0.25%	0.24%	(1.26%)	(1.41%)
2017	3,719	$29.76	$53.92	$113,709	0.10%	0.25%	0.47%	21.95%	21.76%
VIP - Real Estate 2021	664	$51.94	$50.06	$34,346	0.80%	1.00%	1.16%	37.88%	37.60%
2020	668	$37.67	$36.38	$25,031	0.80%	1.00%	2.09%	(7.30%)	(7.49%)
2019	824	$40.64	$39.32	$33,331	0.80%	1.00%	1.72%	22.23%	21.99%
2018	871	$33.24	$32.24	$28,875	0.80%	1.00%	2.75%	(6.98%)	(7.17%)
2017	1,043	$35.74	$34.72	$37,194	0.80%	1.00%	1.72%	3.24%	3.03%

73	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Real Estate Investor Class 2021	6,610	$30.99	$74.64	$221,152	0.10%	0.25%	1.16%	38.78%	38.57%
2020	5,564	$22.33	$53.86	$136,135	0.10%	0.25%	2.04%	(6.70%)	(6.85%)
2019	6,659	$23.93	$57.82	$175,399	0.10%	0.25%	1.75%	23.02%	22.84%
2018	6,351	$19.46	$47.07	$136,704	0.10%	0.25%	2.71%	(6.43%)	(6.57%)
2017	7,330	$20.79	$50.38	$169,524	0.10%	0.25%	1.68%	3.89%	3.73%
VIP - Strategic Income 2021	2,376	$23.73	$22.90	$56,157	0.80%	1.00%	2.62%	2.91%	2.70%
2020	2,443	$23.06	$22.30	$56,046	0.80%	1.00%	3.12%	6.65%	6.44%
2019	2,855	$21.62	$20.95	$61,512	0.80%	1.00%	3.18%	10.00%	9.78%
2018	3,148	$19.66	$19.08	$61,616	0.80%	1.00%	3.47%	(3.35%)	(3.55%)
2017	3,712	$20.34	$19.79	$75,222	0.80%	1.00%	3.14%	6.93%	6.72%
VIP - Strategic Income Investor Class 2021	47,126	$16.80	$24.18	$919,681	0.10%	0.25%	2.64%	3.62%	3.46%
2020	45,937	$16.21	$23.37	$879,413	0.10%	0.25%	3.22%	7.40%	7.24%
2019	49,793	$15.09	$21.79	$896,128	0.10%	0.25%	3.27%	10.78%	10.62%
2018	51,217	$13.62	$19.70	$840,109	0.10%	0.25%	3.47%	(2.72%)	(2.86%)
2017	58,613	$14.00	$20.28	$989,993	0.10%	0.25%	3.25%	7.68%	7.51%
VIP - International Capital Appreciation 2021	701	$32.31	$31.26	$22,607	0.80%	1.00%	0.00%	11.44%	11.22%
2020	855	$29.00	$28.10	$24,736	0.80%	1.00%	0.31%	21.26%	21.01%
2019	890	$23.91	$23.22	$21,241	0.80%	1.00%	0.57%	32.26%	32.00%
2018	927	$18.08	$17.59	$16,710	0.80%	1.00%	0.60%	(13.45%)	(13.63%)
2017	1,130	$20.89	$20.37	$23,542	0.80%	1.00%	0.53%	35.36%	35.09%
VIP - International Capital Appreciation Investor Class
2021	11,161	$35.07	$66.34	$386,152	0.10%	0.25%	—	12.13%	11.96%
2020	11,108	$31.27	$59.25	$342,612	0.10%	0.25%	0.27%	22.02%	21.83%
2019	11,437	$25.63	$48.63	$289,855	0.10%	0.25%	0.47%	33.02%	32.82%
2018	11,483	$19.27	$36.61	$218,230	0.10%	0.25%	0.60%	(12.89%)	(13.02%)
2017	11,811	$22.12	$42.10	$258,783	0.10%	0.25%	0.49%	36.19%	35.99%
VIP - Value
2021	775	$34.75	$33.61	$26,844	0.80%	1.00%	1.70%	29.11%	28.85%
2020	631	$26.91	$26.08	$16,940	0.80%	1.00%	1.49%	5.41%	5.19%
2019	712	$25.53	$24.80	$18,112	0.80%	1.00%	1.80%	31.07%	30.81%
2018	792	$19.48	$18.96	$15,359	0.80%	1.00%	1.07%	(14.53%)	(14.71%)
2017	922	$22.79	$22.22	$20,973	0.80%	1.00%	1.29%	14.66%	14.43%
VIP - Value Investor Class 2021	5,595	$40.30	$69.89	$218,149	0.10%	0.25%	1.67%	29.85%	29.66%
2020	4,379	$31.04	$53.90	$131,011	0.10%	0.25%	1.39%	6.09%	5.93%
2019	5,013	$29.25	$50.88	$141,244	0.10%	0.25%	1.75%	31.88%	31.68%
2018	5,367	$22.18	$38.64	$114,745	0.10%	0.25%	1.04%	(13.96%)	(14.09%)
2017	5,510	$25.78	$44.98	$137,463	0.10%	0.25%	1.22%	15.40%	15.23%
VIP - Freedom Income 2021	597	$18.98	$18.98	$11,333	0.80%	0.80%	0.99%	2.52%	2.52%
2020	672	$18.52	$18.52	$12,440	0.80%	0.80%	1.34%	9.59%	9.59%
2019	645	$16.90	$16.90	$10,908	0.80%	0.80%	2.05%	11.05%	11.05%
2018	709	$15.21	$15.21	$10,785	0.80%	0.80%	1.63%	(2.75%)	(2.75%)
2017	768	$15.64	$15.64	$12,019	0.80%	0.80%	1.59%	7.62%	7.62%
VIP - Investor Freedom Income Investor Class 2021	5,115	$17.15	$20.91	$97,092	0.10%	0.25%	1.01%	3.18%	3.03%
2020	5,031	$16.63	$20.30	$92,853	0.10%	0.25%	1.35%	10.29%	10.12%
2019	4,789	$15.07	$18.43	$81,005	0.10%	0.25%	2.21%	11.91%	11.74%
2018	4,691	$13.47	$16.50	$71,014	0.10%	0.25%	1.76%	(2.13%)	(2.28%)
2017	4,491	$13.76	$16.88	$70,716	0.10%	0.25%	1.55%	8.34%	8.18%

74	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Freedom 2005 2021	409	$21.40	$21.40	$8,759	0.80%	0.80%	1.07%	3.26%	3.26%
2020	434	$20.73	$20.73	$9,000	0.80%	0.80%	1.31%	10.36%	10.36%
2019	444	$18.78	$18.78	$8,342	0.80%	0.80%	2.16%	12.90%	12.90%
2018	449	$16.64	$16.64	$7,477	0.80%	0.80%	1.70%	(3.74%)	(3.74%)
2017	427	$17.28	$17.28	$7,377	0.80%	0.80%	1.63%	10.18%	10.18%
VIP - Investor Freedom 2005 Investor Class 2021	1,257	$19.84	$26.82	$27,935	0.10%	0.25%	0.92%	3.99%	3.83%
2020	1,604	$19.08	$25.83	$33,642	0.10%	0.25%	1.37%	10.97%	10.80%
2019	1,550	$17.19	$23.32	$29,607	0.10%	0.25%	2.14%	13.77%	13.60%
2018	1,506	$15.11	$20.52	$25,309	0.10%	0.25%	1.67%	(3.13%)	(3.28%)
2017	1,404	$15.60	$21.22	$24,589	0.10%	0.25%	1.72%	10.86%	10.69%
VIP - Freedom 2010 2021	433	$24.24	$24.24	$10,491	0.80%	0.80%	1.05%	5.04%	5.04%
2020	454	$23.08	$23.08	$10,486	0.80%	0.80%	1.34%	11.59%	11.59%
2019	477	$20.68	$20.68	$9,856	0.80%	0.80%	2.03%	15.16%	15.16%
2018	520	$17.96	$17.96	$9,342	0.80%	0.80%	1.65%	(4.78%)	(4.78%)
2017	561	$18.86	$18.86	$10,576	0.80%	0.80%	1.48%	12.17%	12.17%
VIP - Investor Freedom 2010 Investor Class 2021	3,142	$22.42	$30.89	$78,980	0.10%	0.25%	1.06%	5.70%	5.54%
2020	2,941	$21.21	$29.27	$70,453	0.10%	0.25%	1.34%	12.29%	12.12%
2019	2,850	$18.89	$26.10	$61,454	0.10%	0.25%	2.17%	15.99%	15.81%
2018	2,781	$16.29	$22.54	$51,905	0.10%	0.25%	1.56%	(4.15%)	(4.30%)
2017	3,136	$16.99	$23.55	$61,180	0.10%	0.25%	1.54%	12.93%	12.77%
VIP - Freedom 2015 2021	900	$26.30	$26.30	$23,673	0.80%	0.80%	1.09%	6.83%	6.83%
2020	953	$24.62	$24.62	$23,473	0.80%	0.80%	1.27%	12.93%	12.93%
2019	1,067	$21.80	$21.80	$23,256	0.80%	0.80%	2.04%	17.31%	17.31%
2018	1,159	$18.58	$18.58	$21,534	0.80%	0.80%	1.55%	(5.83%)	(5.83%)
2017	1,289	$19.73	$19.73	$25,435	0.80%	0.80%	1.49%	14.18%	14.18%
VIP - Investor Freedom 2015 Investor Class 2021	4,165	$24.12	$33.63	$113,650	0.10%	0.25%	1.04%	7.53%	7.37%
2020	4,087	$22.43	$31.32	$104,884	0.10%	0.25%	1.29%	13.59%	13.42%
2019	4,377	$19.75	$27.62	$99,136	0.10%	0.25%	2.07%	18.12%	17.94%
2018	4,654	$16.72	$23.42	$89,717	0.10%	0.25%	1.50%	(5.11%)	(5.26%)
2017	5,038	$17.62	$24.72	$102,406	0.10%	0.25%	1.50%	14.87%	14.70%
VIP - Freedom 2020 2021	891	$27.81	$27.81	$24,784	0.80%	0.80%	1.01%	8.60%	8.60%
2020	1,048	$25.61	$25.61	$26,850	0.80%	0.80%	1.31%	14.14%	14.14%
2019	1,149	$22.44	$22.44	$25,773	0.80%	0.80%	2.16%	19.17%	19.17%
2018	1,130	$18.83	$18.83	$21,283	0.80%	0.80%	1.46%	(6.62%)	(6.62%)
2017	1,253	$20.16	$20.16	$25,269	0.80%	0.80%	1.46%	15.69%	15.69%
VIP - Investor Freedom 2020 Investor Class 2021	8,072	$26.27	$38.08	$230,961	0.10%	0.25%	1.08%	9.43%	9.26%
2020	8,110	$24.01	$34.85	$213,363	0.10%	0.25%	1.28%	14.84%	14.67%
2019	8,827	$20.91	$30.39	$203,948	0.10%	0.25%	2.06%	19.99%	19.81%
2018	9,065	$17.42	$25.36	$175,246	0.10%	0.25%	1.43%	(6.04%)	(6.18%)
2017	9,665	$18.54	$27.03	$199,123	0.10%	0.25%	1.50%	16.44%	16.26%
VIP - Freedom 2025 2021	842	$30.41	$30.41	$25,612	0.80%	0.80%	1.09%	9.95%	9.95%
2020	739	$27.66	$27.66	$20,442	0.80%	0.80%	1.25%	15.02%	15.02%
2019	738	$24.04	$24.04	$17,753	0.80%	0.80%	1.90%	20.88%	20.88%
2018	862	$19.89	$19.89	$17,153	0.80%	0.80%	1.41%	(7.27%)	(7.27%)
2017	855	$21.45	$21.45	$18,343	0.80%	0.80%	1.53%	16.95%	16.95%

75	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Investor Freedom 2025 Investor Class 2021	9,299	$28.82	$42.29	$290,411	0.10%	0.25%	1.08%	10.67%	10.51%
2020	9,292	$26.04	$38.27	$263,893	0.10%	0.25%	1.27%	15.76%	15.59%
2019	9,334	$22.49	$33.11	$230,229	0.10%	0.25%	2.03%	21.61%	21.43%
2018	9,316	$18.50	$27.26	$189,548	0.10%	0.25%	1.43%	(6.65%)	(6.79%)
2017	9,260	$19.81	$29.25	$202,277	0.10%	0.25%	1.52%	17.71%	17.53%
VIP - Freedom 2030 2021	835	$31.85	$31.85	$26,611	0.80%	0.80%	1.11%	11.47%	11.47%
2020	804	$28.57	$28.57	$22,983	0.80%	0.80%	1.26%	15.95%	15.95%
2019	834	$24.64	$24.64	$20,557	0.80%	0.80%	2.00%	23.43%	23.43%
2018	907	$19.96	$19.96	$18,099	0.80%	0.80%	1.31%	(8.52%)	(8.52%)
2017	957	$21.83	$21.83	$20,894	0.80%	0.80%	1.41%	20.00%	20.00%
VIP - Investor Freedom 2030 Investor Class 2021	11,894	$31.19	$46.58	$390,824	0.10%	0.25%	1.12%	12.14%	11.97%
2020	10,341	$27.82	$41.60	$305,469	0.10%	0.25%	1.27%	16.70%	16.53%
2019	10,208	$23.84	$35.70	$259,742	0.10%	0.25%	2.05%	24.30%	24.11%
2018	9,622	$19.18	$28.76	$198,026	0.10%	0.25%	1.34%	(7.97%)	(8.11%)
2017	8,856	$20.84	$31.30	$199,210	0.10%	0.25%	1.45%	20.80%	20.62%
VIP - Freedom Lifetime Income I 2021	497	$20.94	$20.94	$10,144	0.60%	0.60%	1.01%	2.64%	2.64%
2020	537	$20.40	$20.40	$10,968	0.60%	0.60%	1.31%	9.78%	9.78%
2019	593	$18.58	$18.58	$11,019	0.60%	0.60%	2.17%	11.61%	11.61%
2018	641	$16.65	$16.65	$10,685	0.60%	0.60%	1.64%	(3.16%)	(3.16%)
2017	697	$17.19	$17.19	$11,994	0.60%	0.60%	1.96%	6.97%	6.97%
VIP - Freedom Lifetime Income II 2021	1,301	$24.73	$24.73	$32,207	0.60%	0.60%	1.03%	5.63%	5.63%
2020	1,416	$23.41	$23.41	$33,150	0.60%	0.60%	1.30%	12.10%	12.10%
2019	1,559	$20.88	$20.88	$32,571	0.60%	0.60%	2.10%	15.88%	15.88%
2018	1,670	$18.02	$18.02	$30,105	0.60%	0.60%	1.53%	(4.53%)	(4.53%)
2017	1,786	$18.88	$18.88	$33,746	0.60%	0.60%	1.70%	11.62%	11.62%
VIP - Freedom Lifetime Income III 2021	1,141	$29.30	$29.30	$33,391	0.60%	0.60%	1.05%	9.12%	9.12%
2020	1,216	$26.85	$26.85	$32,659	0.60%	0.60%	1.25%	14.54%	14.54%
2019	1,304	$23.44	$23.44	$30,573	0.60%	0.60%	2.03%	19.72%	19.72%
2018	1,344	$19.58	$19.58	$26,285	0.60%	0.60%	1.42%	(6.25%)	(6.25%)
2017	1,433	$20.88	$20.88	$29,949	0.60%	0.60%	1.74%	15.16%	15.16%
VIP - Disciplined Small Cap 2021	885	$30.08	$29.15	$26,481	0.80%	1.00%	0.37%	19.69%	19.45%
2020	812	$25.13	$24.40	$20,323	0.80%	1.00%	0.80%	17.50%	17.27%
2019	986	$21.39	$20.81	$21,023	0.80%	1.00%	0.92%	22.72%	22.47%
2018	1,290	$17.43	$16.99	$22,406	0.80%	1.00%	0.81%	(13.78%)	(13.96%)
2017	1,459	$20.22	$19.75	$29,391	0.80%	1.00%	0.68%	6.16%	5.95%
VIP - Disciplined Small Cap Investor Class 2021	8,731	$41.10	$60.08	$326,811	0.10%	0.25%	0.33%	20.50%	20.32%
2020	7,586	$34.11	$49.94	$233,854	0.10%	0.25%	0.74%	18.21%	18.03%
2019	8,168	$28.85	$42.31	$212,123	0.10%	0.25%	0.91%	23.43%	23.24%
2018	9,192	$23.38	$34.33	$193,675	0.10%	0.25%	0.75%	(13.18%)	(13.31%)
2017	9,407	$26.92	$39.60	$228,375	0.10%	0.25%	0.63%	6.80%	6.64%
VIP - FundsManager 20% Investor Class 2021	51,375	$16.38	$16.47	$910,064	0.10%	1.00%	1.05%	3.55%	2.62%
2020	49,915	$15.81	$16.05	$858,205	0.10%	1.00%	1.17%	8.10%	7.12%
2019	46,532	$14.63	$14.98	$744,100	0.10%	1.00%	1.99%	10.29%	9.30%
2018	45,573	$13.26	$13.71	$663,025	0.10%	1.00%	1.79%	(1.77%)	(2.66%)
2017	48,342	$13.50	$14.08	$717,340	0.10%	1.00%	1.34%	7.23%	6.27%

76	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - FundsManager 50% Investor Class 2021	80,254	$23.90	$22.17	$1,969,415	0.10%	1.00%	1.15%	9.91%	8.92%
2020	78,076	$21.74	$20.35	$1,748,196	0.10%	1.00%	1.16%	13.87%	12.84%
2019	80,797	$19.10	$18.04	$1,594,406	0.10%	1.00%	1.72%	17.77%	16.71%
2018	80,849	$16.21	$15.45	$1,357,846	0.10%	1.00%	1.42%	(5.30%)	(6.16%)
2017	82,589	$17.12	$16.47	$1,467,785	0.10%	1.00%	1.20%	14.34%	13.32%
VIP - FundsManager 60% Investor Class 2021	92,505	$26.95	$31.45	$2,330,241	0.10%	1.40%	1.12%	12.23%	10.77%
2020	92,792	$24.01	$28.39	$2,089,299	0.10%	1.40%	1.07%	15.01%	13.51%
2019	97,558	$20.88	$25.01	$1,918,757	0.10%	1.40%	1.53%	20.37%	18.80%
2018	102,479	$17.35	$21.05	$1,681,663	0.10%	1.40%	1.24%	(6.53%)	(7.76%)
2017	105,315	$18.56	$22.82	$1,857,263	0.10%	1.40%	1.11%	16.87%	15.35%
VIP - FundsManager 70% Investor Class 2021	67,644	$29.79	$25.43	$1,979,722	0.10%	1.00%	1.06%	14.41%	13.38%
2020	64,145	$26.04	$22.43	$1,642,730	0.10%	1.00%	0.94%	15.98%	14.93%
2019	67,444	$22.45	$19.51	$1,492,735	0.10%	1.00%	1.37%	22.54%	21.44%
2018	68,423	$18.32	$16.07	$1,238,781	0.10%	1.00%	1.02%	(7.59%)	(8.42%)
2017	67,536	$19.83	$17.55	$1,324,050	0.10%	1.00%	0.96%	19.10%	18.03%
VIP - FundsManager 85% Investor Class 2021	21,204	$34.47	$27.74	$686,925	0.10%	1.00%	0.99%	17.71%	16.65%
2020	20,203	$29.29	$23.78	$555,416	0.10%	1.00%	0.85%	17.34%	16.28%
2019	21,348	$24.96	$20.45	$500,764	0.10%	1.00%	1.19%	26.08%	24.95%
2018	22,375	$19.79	$16.36	$417,178	0.10%	1.00%	0.77%	(8.98%)	(9.81%)
2017	22,014	$21.75	$18.14	$450,952	0.10%	1.00%	0.77%	23.01%	21.90%
VIP - Consumer Staples (8) 2021	554	$35.17	$34.15	$19,382	0.80%	1.00%	1.90%	13.33%	13.10%
2020	606	$31.04	$30.19	$18,751	0.80%	1.00%	1.88%	10.88%	10.66%
2019	713	$27.99	$27.29	$19,903	0.80%	1.00%	2.00%	30.81%	30.54%
2018	708	$21.40	$20.90	$15,097	0.80%	1.00%	2.63%	(16.51%)	(16.68%)
2017	1,069	$25.63	$25.08	$27,346	0.80%	1.00%	1.38%	13.75%	13.52%
VIP - Consumer Staples Investor Class (8) 2021	5,911	$35.64	$47.18	$218,322	0.10%	0.25%	1.81%	13.99%	13.82%
2020	6,349	$31.26	$41.46	$206,315	0.10%	0.25%	1.84%	11.65%	11.48%
2019	7,129	$28.00	$37.18	$208,494	0.10%	0.25%	1.94%	31.65%	31.45%
2018	7,033	$21.27	$28.29	$156,630	0.10%	0.25%	2.65%	(16.01%)	(16.13%)
2017	8,888	$25.32	$33.73	$236,844	0.10%	0.25%	1.43%	14.41%	14.24%
VIP - Materials (8) 2021	610	$30.18	$29.30	$18,354	0.80%	1.00%	0.78%	32.36%	32.09%
2020	409	$22.80	$22.18	$9,321	0.80%	1.00%	0.74%	20.52%	20.27%
2019	437	$18.92	$18.44	$8,250	0.80%	1.00%	1.51%	12.49%	12.26%
2018	535	$16.82	$16.43	$8,973	0.80%	1.00%	1.26%	(24.22%)	(24.37%)
2017	807	$22.19	$21.72	$17,872	0.80%	1.00%	0.94%	25.07%	24.82%
VIP - Materials Investor Class (8) 2021	2,748	$30.33	$65.59	$87,337	0.10%	0.25%	0.62%	33.26%	33.06%
2020	1,837	$22.76	$49.29	$44,230	0.10%	0.25%	0.73%	21.33%	21.15%
2019	1,593	$18.76	$40.68	$32,153	0.10%	0.25%	1.41%	13.09%	12.92%
2018	2,050	$16.59	$36.03	$36,850	0.10%	0.25%	1.20%	(23.73%)	(23.84%)
2017	2,934	$21.75	$47.31	$68,916	0.10%	0.25%	0.87%	25.89%	25.70%
VIP - Communication Services (5),(8) 2021	534	$30.29	$29.41	$16,122	0.80%	1.00%	—	14.72%	14.49%
2020	454	$26.40	$25.68	$11,925	0.80%	1.00%	—	34.51%	34.24%
2019	451	$19.63	$19.13	$8,807	0.80%	1.00%	0.06%	31.92%	31.65%
2018	332	$14.88	$14.53	$4,910	0.80%	1.00%	1.86%	(6.12%)	(6.31%)
2017	337	$15.85	$15.51	$5,304	0.80%	1.00%	1.54%	1.24%	1.03%

77	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Communication Services Investor
Class (5),(8) 2021	3,256	$42.03	$78.76	$124,109	0.10%	0.25%	—	15.48%	15.31%
2020	2,843	$36.40	$68.31	$93,182	0.10%	0.25%	—	35.26%	35.06%
2019	2,726	$26.91	$50.57	$65,765	0.10%	0.25%	0.04%	32.82%	32.62%
2018	1,963	$20.26	$38.13	$35,745	0.10%	0.25%	1.82%	(5.48%)	(5.63%)
2017	1,819	$21.43	$40.41	$34,376	0.10%	0.25%	1.94%	1.79%	1.63%
VIP - Emerging Markets 2021	812	$14.68	$14.28	$11,899	0.80%	1.00%	1.80%	(3.02%)	(3.22%)
2020	1,020	$15.14	$14.75	$15,423	0.80%	1.00%	0.88%	30.21%	29.95%
2019	888	$11.62	$11.35	$10,304	0.80%	1.00%	1.52%	28.42%	28.17%
2018	996	$9.05	$8.86	$8,995	0.80%	1.00%	0.45%	(18.66%)	(18.82%)
2017	1,786	$11.13	$10.91	$19,832	0.80%	1.00%	0.87%	46.22%	45.93%
VIP - Emerging Markets Investor Class 2021	7,768	$20.26	$41.80	$142,609	0.10%	0.25%	1.97%	(2.37%)	(2.52%)
2020	6,862	$20.75	$42.88	$127,810	0.10%	0.25%	0.85%	31.03%	30.83%
2019	6,197	$15.84	$32.78	$88,074	0.10%	0.25%	1.48%	29.25%	29.06%
2018	6,692	$12.25	$25.40	$73,925	0.10%	0.25%	0.42%	(18.10%)	(18.23%)
2017	9,019	$14.96	$31.06	$122,306	0.10%	0.25%	0.82%	47.17%	46.95%
VIP - Floating Rate High Income 2021	662	$12.45	$12.26	$8,228	0.80%	1.00%	2.65%	4.36%	4.15%
2020	568	$11.93	$11.77	$6,768	0.80%	1.00%	4.42%	2.00%	1.79%
2019	984	$11.69	$11.56	$11,497	0.80%	1.00%	5.10%	7.92%	7.70%
2018	1,086	$10.83	$10.73	$11,757	0.80%	1.00%	4.01%	(0.97%)	(1.17%)
2017	552	$10.94	$10.86	$6,042	0.80%	1.00%	2.88%	2.98%	2.78%
VIP - Floating Rate High Income Investor
Class 2021	15,963	$13.10	$12.95	$208,166	0.10%	0.25%	2.87%	4.97%	4.82%
2020	11,620	$12.48	$12.35	$144,396	0.10%	0.25%	4.56%	2.68%	2.53%
2019	18,316	$12.15	$12.05	$221,744	0.10%	0.25%	5.15%	8.77%	8.61%
2018	19,898	$11.17	$11.10	$221,610	0.10%	0.25%	3.87%	(0.30%)	(0.45%)
2017	13,864	$11.21	$11.15	$154,974	0.10%	0.25%	3.14%	3.58%	3.43%
VIP - Bond Index (6) 2021	36,022	$11.61	$11.25	$416,868	0.10%	1.00%	0.96%	(2.05%)	(2.93%)
2020	38,053	$11.86	$11.59	$449,910	0.10%	1.00%	1.12%	7.42%	6.45%
2019	19,688	$11.04	$10.88	$216,927	0.10%	1.00%	2.80%	8.27%	7.30%
2018	5,877	$10.19	$10.14	$59,876	0.10%	1.00%	1.97%	1.95%	1.43%
2017	—	$—	$—	$—	—	—	—	—	—
VIP - Total Market Index (6) 2021	27,617	$17.76	$17.19	$488,620	0.10%	1.00%	1.18%	25.56%	24.43%
2020	16,791	$14.14	$13.82	$236,733	0.10%	1.00%	1.66%	20.18%	19.09%
2019	13,379	$11.77	$11.60	$157,128	0.10%	1.00%	1.86%	30.57%	29.39%
2018	7,883	$9.01	$8.97	$70,999	0.10%	1.00%	1.11%	(9.88%)	(10.33%)
2017	—	$—	$—	$—	—	—	—	—	—
VIP - Extended Market Index (6) 2021	9,437	$14.96	$14.48	$140,720	0.10%	1.00%	1.30%	21.12%	20.03%
2020	5,895	$12.35	$12.06	$72,634	0.10%	1.00%	1.36%	16.34%	15.29%
2019	5,970	$10.61	$10.46	$63,253	0.10%	1.00%	1.57%	25.76%	24.62%
2018	2,943	$8.44	$8.40	$24,828	0.10%	1.00%	1.05%	(15.60%)	(16.03%)
2017	—	$—	$—	$—	—	—	—	—	—
VIP - International Index (6) 2021	19,348	$12.49	$12.09	$240,814	0.10%	1.00%	2.83%	7.61%	6.64%
2020	12,936	$11.61	$11.34	$149,743	0.10%	1.00%	1.84%	10.58%	9.58%
2019	9,754	$10.49	$10.35	$102,195	0.10%	1.00%	3.00%	21.41%	20.32%
2018	4,631	$8.64	$8.60	$40,002	0.10%	1.00%	1.52%	(13.56%)	(14.00%)
2017	—	$—	$—	$—	—	—	—	—	—

78	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIF - Emerging Markets Equity (7) 2021	2,801	$15.68	$35.21	$60,655	0.10%	1.00%	0.85%	2.88%	1.96%
2020	3,068	$15.24	$34.53	$65,240	0.10%	1.00%	1.35%	14.32%	13.29%
2019	3,426	$13.33	$30.48	$64,367	0.10%	1.00%	1.06%	19.47%	18.39%
2018	3,689	$11.16	$25.75	$58,715	0.10%	1.00%	0.45%	(17.55%)	(18.30%)
2017	4,265	$13.53	$31.51	$82,877	0.10%	1.00%	0.75%	34.93%	33.72%
VIF - Emerging Markets Debt (7) 2021	5,026	$15.29	$36.29	$94,360	0.10%	1.00%	5.09%	(2.12%)	(3.00%)
2020	5,359	$15.62	$37.41	$104,004	0.10%	1.00%	4.38%	5.44%	4.49%
2019	6,426	$14.82	$35.80	$118,425	0.10%	1.00%	5.29%	14.14%	13.11%
2018	6,841	$12.98	$31.65	$111,320	0.10%	1.00%	5.68%	(7.04%)	(7.88%)
2017	7,957	$13.96	$34.36	$140,228	0.10%	1.00%	5.47%	9.60%	8.62%
VIF - Global Strategist - Class II (7) 2021	1,298	$22.02	$22.69	$28,012	0.10%	1.00%	1.86%	8.26%	7.28%
2020	1,372	$20.34	$21.15	$27,284	0.10%	1.00%	1.46%	10.81%	9.81%
2019	1,498	$18.36	$19.26	$26,912	0.10%	1.00%	1.85%	17.65%	16.59%
2018	1,617	$15.60	$16.52	$24,752	0.10%	1.00%	1.17%	(6.60%)	(7.44%)
2017	1,827	$16.70	$17.85	$30,066	0.10%	1.00%	1.13%	15.99%	14.95%
Invesco - V.I. Global Core Equity (7) 2021	1,100	$25.19	$28.56	$26,966	0.10%	1.00%	0.99%	15.86%	14.81%
2020	1,044	$21.74	$24.87	$22,296	0.10%	1.00%	1.34%	13.11%	12.09%
2019	1,222	$19.22	$22.19	$22,977	0.10%	1.00%	1.39%	25.07%	23.95%
2018	1,424	$15.37	$17.90	$21,275	0.10%	1.00%	1.07%	(15.40%)	(16.17%)
2017	1,594	$18.16	$21.36	$28,413	0.10%	1.00%	1.18%	22.78%	21.68%
Allspring - VT Discovery (9) 2021	422	$92.24	$88.12	$38,705	0.80%	1.00%	—	(5.80%)	(5.99%)
2020	458	$97.92	$93.74	$44,568	0.80%	1.00%	—	61.35%	61.02%
2019	508	$60.69	$58.21	$30,664	0.80%	1.00%	—	37.91%	37.63%
2018	556	$44.01	$42.30	$24,362	0.80%	1.00%	—	(7.81%)	(8.00%)
2017	613	$47.73	$45.97	$29,095	0.80%	1.00%	—	28.10%	27.84%
Allspring - VT Opportunity (9) 2021	309	$83.83	$80.09	$25,802	0.80%	1.00%	0.04%	23.78%	23.53%
2020	338	$67.73	$64.84	$22,777	0.80%	1.00%	0.44%	20.03%	19.79%
2019	372	$56.42	$54.12	$20,936	0.80%	1.00%	0.28%	30.41%	30.15%
2018	401	$43.26	$41.59	$17,300	0.80%	1.00%	0.19%	(7.89%)	(8.08%)
2017	436	$46.97	$45.24	$20,366	0.80%	1.00%	0.67%	19.48%	19.24%
Lazard - Retirement Emerging Markets 2021	4,501	$13.56	$16.29	$70,888	0.10%	1.00%	2.13%	5.69%	4.74%
2020	4,881	$12.83	$15.55	$73,684	0.10%	1.00%	2.83%	(1.13%)	(2.03%)
2019	6,202	$12.98	$15.87	$95,179	0.10%	1.00%	0.89%	18.24%	17.17%
2018	7,154	$10.98	$13.55	$93,526	0.10%	1.00%	1.91%	(18.40%)	(19.14%)
2017	8,255	$13.45	$16.76	$134,193	0.10%	1.00%	2.00%	28.01%	26.86%
PVIT - Commodity Real Return 2021	5,037	$7.96	$7.29	$39,782	0.10%	1.00%	4.54%	33.21%	32.01%
2020	2,187	$5.98	$5.52	$12,978	0.10%	1.00%	6.15%	1.25%	0.34%
2019	2,072	$5.90	$5.50	$12,157	0.10%	1.00%	4.45%	11.32%	10.32%
2018	2,581	$5.30	$4.99	$13,614	0.10%	1.00%	2.13%	(14.22%)	(15.00%)
2017	2,403	$6.18	$5.87	$14,782	0.10%	1.00%	11.22%	2.05%	1.13%
PVIT - Low Duration 2021	30,927	$11.80	$11.19	$371,025	0.10%	1.00%	0.52%	(1.03%)	(1.92%)
2020	36,538	$11.92	$11.41	$442,946	0.10%	1.00%	1.17%	2.89%	1.96%
2019	31,716	$11.59	$11.19	$375,004	0.10%	1.00%	2.77%	3.92%	2.99%
2018	33,031	$11.15	$10.87	$376,435	0.10%	1.00%	1.92%	0.24%	(0.67%)
2017	36,840	$11.12	$10.94	$419,605	0.10%	1.00%	1.34%	1.25%	0.34%

79	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
PVIT - Real Return 2021	15,686	$14.93	$14.85	$243,177	0.10%	1.00%	4.97%	5.48%	4.53%
2020	14,177	$14.16	$14.20	$208,969	0.10%	1.00%	1.42%	11.60%	10.59%
2019	12,678	$12.68	$12.84	$168,297	0.10%	1.00%	1.65%	8.33%	7.35%
2018	13,938	$11.71	$11.96	$171,236	0.10%	1.00%	2.49%	(2.31%)	(3.19%)
2017	15,218	$11.99	$12.36	$191,891	0.10%	1.00%	2.38%	3.55%	2.62%
PVIT - Total Return 2021	34,594	$14.34	$14.07	$515,196	0.10%	1.00%	1.82%	(1.37%)	(2.25%)
2020	37,789	$14.54	$14.39	$572,699	0.10%	1.00%	2.12%	8.54%	7.56%
2019	38,988	$13.40	$13.38	$545,597	0.10%	1.00%	3.01%	8.25%	7.27%
2018	39,177	$12.38	$12.48	$508,311	0.10%	1.00%	2.54%	(0.63%)	(1.53%)
2017	44,067	$12.46	$12.67	$576,035	0.10%	1.00%	2.02%	4.81%	3.87%
Blackrock - Global Allocation V.I. 2021	10,006	$19.38	$17.74	$192,033	0.10%	1.00%	0.77%	6.44%	5.48%
2020	10,357	$18.21	$16.82	$186,847	0.10%	1.00%	1.15%	20.68%	19.59%
2019	11,548	$15.09	$14.06	$172,758	0.10%	1.00%	1.13%	17.71%	16.65%
2018	13,045	$12.82	$12.06	$165,898	0.10%	1.00%	0.77%	(7.61%)	(8.45%)
2017	14,634	$13.87	$13.17	$201,650	0.10%	1.00%	1.21%	13.63%	12.61%
FTVIP - Templeton Global Bond 2021	5,309	$10.40	$9.52	$54,714	0.10%	1.00%	—	(5.09%)	(5.94%)
2020	5,909	$10.96	$10.13	$64,178	0.10%	1.00%	8.47%	(5.38%)	(6.23%)
2019	7,277	$11.58	$10.80	$83,533	0.10%	1.00%	7.15%	1.91%	0.99%
2018	8,077	$11.37	$10.69	$91,087	0.10%	1.00%	—	1.84%	0.91%
2017	8,978	$11.16	$10.60	$99,518	0.10%	1.00%	—	1.82%	0.91%
FTVIP - Franklin U.S. Gov’t Securities 2021	7,244	$11.22	$10.28	$80,278	0.10%	1.00%	2.39%	(1.92%)	(2.81%)
2020	9,311	$11.44	$10.57	$105,237	0.10%	1.00%	3.80%	3.73%	2.79%
2019	5,075	$11.03	$10.29	$55,404	0.10%	1.00%	2.83%	5.12%	4.18%
2018	4,539	$10.50	$9.87	$47,183	0.10%	1.00%	2.67%	0.24%	(0.67%)
2017	5,478	$10.47	$9.94	$56,898	0.10%	1.00%	2.61%	1.24%	0.33%

(1)

These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)

The unit value and total return columns labeled “Highest” correspond with the product with the lowest expense ratio. The unit value and total return columns labeled “Lowest” correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)	During 2018 the following underlying funds were renamed:

Old Name	New Name

VIP - Telecommunications	VIP - Communication Services

VIP - Telecommunications Investor Class	VIP - Communication Services Investor Class

(6)	During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

VIP - Bond Index	VIP - Extended Market Index

VIP - Total Market Index	VIP - International Index

(7)	During 2017, the following underlying funds were renamed:

Old Name	New Name

UIF - Emerging Markets Equity	VIF - Emerging Markets Equity

UIF - Emerging Markets Debt	VIF - Emerging Markets Debt

UIF - Global Strategist	VIF - Global Strategist - Class II

WF AF - Advantage VT Discovery	WFF - VT Discovery

WF AF - Advantage VT Opportunity	WFF - VT Opportunity

Invesco - Van Kampen Global Core Equity	Invesco - V.I. Global Core Equity

80	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

(8)

Effective December 18, 2017, redemption fees were removed by the remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials	VIP - Industrials Investor Class

VIP - Utilities	VIP - Utilities Investor Class

VIP - Technology	VIP - Technology Investor Class

VIP - Energy	VIP - Energy Investor Class

VIP - Health Care	VIP - Health Care Investor Class

VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class

VIP - Consumer Staples	VIP - Consumer Staples Investor Class

VIP - Materials	VIP - Materials Investor Class

VIP - Communication Services	VIP - Communication Services Investor Class

VIP - Financial Services	VIP - Financial Services Investor Class

(9)	During 2021, the following underlying funds were renamed:

Old Name	New Name

Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund

Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

81	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contract Owners of Fidelity Investments Variable Annuity Account I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Investments Variable Annuity Account I indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)

Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity-Income - Initial Class (1)	Fidelity VIP Equity-Income - Investor Class (1)

Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)

Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)

Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)

Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)

Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)

Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)

Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)

Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)

Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)

Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)

Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)

Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)

Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)

Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)

Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)

Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)

Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)

Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)

Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)

Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)

Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom Lifetime Income I - Initial Class (1)	Fidelity VIP Freedom Lifetime Income II - Initial Class (1)

Fidelity VIP Freedom Lifetime Income III - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)

82	Annual Report

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)

Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)

Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)

Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)

Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)

Fidelity VIP - Bond Index (1)	Fidelity VIP - Total Market Index (1)	Fidelity VIP - Extended Market Index (1)

Fidelity VIP - International Index (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)

Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Allspring VT Discovery Fund - Class 2 (1)

Allspring VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor Class (1)	PIMCO Commodity Real Return Strategy Portfolio - Administrative Class (1)

PIMCO Low Duration Portfolio - Administrative Class (1)	PIMCO Real Return Portfolio - Administrative Class (1)	PIMCO Total Return Portfolio - Administrative Class (1)

Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1)	Statements of operations for the year ended December 31, 2021 and statements of changes in net assets for the years ended December 31, 2021 and 2020

Basis for Opinions

These financial statements are the responsibility of the Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Investments Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2022

We have served as the auditor of one or more of the subaccounts of Fidelity Investments Variable Annuity Account I since 1987.

83	Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc.,

and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.NRR/FIA-ANN-0221

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2021, 2020 and 2019

Report of Independent Auditors

To the Board of Directors of Fidelity Investments Life Insurance Company

Opinion

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company (the “Company”), which comprise the consolidated balance sheets as of December 31, 2021 and 2020, and the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2021.

In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

1

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 29, 2022

2

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2021	2020
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $1,281,021 in 2021 and $1,281,563 in 2020)	$1,303,126	$1,367,152
Other investment	—	449
Policy loans	1,679	1,605

Total Investments	1,304,805	1,369,206

Cash and cash equivalents	175,057	160,855
Restricted cash and cash equivalents	34,424	27,564
Accrued investment income	10,046	10,759
Deferred policy acquisition costs	82,643	74,818
Reinsurance deposit and receivables	806,348	856,632
Other assets	18,843	26,109
Net deferred tax asset	59,502	39,490
Separate account assets	46,885,350	40,059,818

Total Assets	49,377,018	42,625,251

LIABILITIES
Future contract and policy benefits	556,693	590,702
Contract holder deposit funds	587,152	611,551
Investment trades payable, net	3,036	7,545
Other liabilities and accrued expenses	68,356	64,706
Income taxes payable	50,344	45,678
Payable to parent and affiliates, net	9,466	12,131
Separate account liabilities	46,885,350	40,059,818

Total Liabilities	48,160,397	41,392,131

Commitments and Contingencies (Note 12)
STOCKHOLDER’S EQUITY
Common stock, par value $10 per share—1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income	16,281	63,756
Retained earnings	1,125,912	1,094,877
Total Fidelity Investments Life Insurance Company Stockholder’s Equity	1,216,571	1,233,011
Noncontrolling interest	50	109

Total Stockholder’s Equity	1,216,621	1,233,120
Total Liabilities and Equity	$49,377,018	$42,625,251

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2021	2020	2019
REVENUES
Fees charged to contract holders	$146,884	$123,614	$117,618
Fund administration fees (1)	62,022	52,478	50,601
Net investment income	32,750	37,923	39,670
Interest on reinsurance deposit	21,099	22,318	23,681
Premiums, net	5,028	7,211	8,237
Net realized investment gains (losses):
Net realized investment gains (losses) on sales	13,113	20,588	2,298

Total net realized investment gains (losses)	13,113	20,588	2,298
Total Revenues	280,896	264,132	242,105

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	84,370	77,140	73,642
Contract and policy benefits and expenses	39,183	33,312	40,516
Other expenses	12,113	4,839	9,469

Total Benefits and Expenses	135,666	115,291	123,627

Income before income taxes	145,230	148,841	118,478
Income tax expense	12,404	20,662	11,887

Net Income	132,826	128,179	106,591
Less: Net loss attributable to noncontrolling interest	(1,209)	(467)	(913)

Net Income Attributable to Fidelity Investments Life Insurance Company	$134,035	$128,646	$107,504

Net Income	$132,826	$128,179	$106,591

Other comprehensive (loss) income, before tax:
Net unrealized investment (losses) gains during the period	(47,247)	60,551	58,918
Reclassification adjustment for net realized (gains) losses included in net income	(13,113)	(20,588)	(2,298)
Benefit (provision) for income taxes related to items of other comprehensive (loss) income	12,885	(8,513)	(8,642)

Other comprehensive (loss) income, net of tax	(47,475)	31,450	47,978

Comprehensive Income	85,351	159,629	154,569
Less: Comprehensive loss attributable to noncontrolling interest	(1,209)	(467)	(913)

Comprehensive Income Attributable to Fidelity Investments Life Insurance Company	$86,560	$160,096	$155,482

(1)	Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2021, 2020, and 2019

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest	Total Stockholder’s Equity
Balance at December 31, 2018	$3,000	$71,378	$(15,672)	$961,180	$108	$1,019,994

Comprehensive income:
Cumulative effect of accounting change related to premium amortization on callable debt securities, net of taxes	—	—	—	(453)	—	(453)
Other contributions	—	—	—	—	923	923
Net income (loss)	—	—	—	107,504	(913)	106,591
Other comprehensive income (loss)
	—	—	47,978	—	—	47,978

Balance at December 31, 2019	$3,000	$71,378	$32,306	$1,068,231	$118	$1,175,033

Comprehensive income:
Other contributions	—	—	—	—	458	458
Net income (loss)	—	—	—	128,646	(467)	128,179
Dividends paid to parent				(102,000)	—	(102,000)
Other comprehensive income (loss)	—	—	31,450	—	—	31,450

Balance at December 31, 2020	$3,000	$71,378	$63,756	$1,094,877	$109	$1,233,120

Comprehensive income:
Other contributions	—	—	—	—	1,150	1,150
Net income (loss)	—	—	—	134,035	(1,209)	132,826
Dividends paid to parent	—	—	—	(103,000)	—	(103,000)
Other comprehensive income (loss)	—	—	(47,475)	—	—	(47,475)

Balance at December 31, 2021	$3,000	$71,378	$16,281	$1,125,912	$50	$1,216,621

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2021	2020	2019
Cash flows provided by (used in) operating activities:
Net income	$132,826	$128,179	$106,591
Adjustments to reconcile net income to cash provided by operating activities:
Amortization and depreciation	2,693	4,716	1,674
Net realized investment (gains) losses on sales	(13,113)	(20,588)	(2,298)
Provision for deferred taxes	(7,127)	(6,092)	(5,938)
Equity loss from investee company	12,113	4,839	9,469
Changes in assets and liabilities:
Accrued investment income	713	151	(3,493)
Deferred policy acquisition costs, net of amortization	(6,313)	(2,300)	(3,851)
Future contract and policy benefits, net	70,619	65,061	57,102
Reinsurance deposit and receivables	50,284	59,922	55,330
(Receivable) payable to parent and affiliates, net	(2,665)	853	1,136
Income taxes payable	4,666	26,792	11,838
Other assets and other (liabilities), net	2,684	(1,408)	7,737

Net cash provided by (used for) operating activities	247,380	260,125	235,297

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(403,872)	(469,948)	(505,951)
Proceeds from sales of debt securities	269,420	355,814	313,346
Proceeds from maturities and calls of debt securities	145,470	114,073	32,664
Investment in investee company	(9,988)	(4,349)	(8,901)
Accrued (distributions) contributions in investee company	(371)	223	595
Investment trades payable/ receivable, net	(4,509)	(4,089)	(219,336)
Additions to capitalized internal use software	—	(5,445)	(5,109)
Proceeds from sale of capitalized internal use software	8,021	—	—
Change in policy loans	(74)	(146)	(210)

Net cash provided by (used for) investing activities	4,097	(13,867)	(392,902)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	2,426,329	1,499,364	1,547,132
Net transfers from separate accounts	(643,299)	496,114	528,381
Withdrawals from variable annuity contracts	(1,905,968)	(2,104,915)	(2,127,725)
Withdrawals from fixed annuity contracts	(4,477)	(4,622)	(63,563)
Dividend paid to parent	(103,000)	(102,000)	—

Net cash used for financing activities	(230,415)	(216,059)	(115,775)

Net increase (decrease) in cash, cash equivalents, and restricted cash and cash equivalents	21,062	30,199	(273,380)
Cash, cash equivalents, and restricted cash and cash equivalents:
Beginning of year	188,419	158,220	431,600

End of year	$209,481	$188,419	$158,220

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the “Company”). In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”). FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues and services certain variable and fixed annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts and VUL contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Allspring Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

The Company evaluates available-for-sale investments that experience declines in fair value for impairment.

Effective January 1, 2020, impairment related to credit losses on available-for-sale investments is recorded in the consolidated statements of comprehensive income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income (“OCI”). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company will write down the amortized cost to fair value and record an impairment in earnings.

Prior to January 1, 2020, for debt securities that experience declines in fair values that are determined to be other than temporary (“OTTI”), an OTTI is recognized in earnings when either (i) the Company has the intent to sell the debt security or (ii) it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The amount of OTTI related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary include the extent of the decline, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $171,114 and $150,734 at December 31, 2021, and 2020, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $14,713 and $13,854 at December 31, 2021, and 2020, respectively.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other Expenses in the consolidated statements of comprehensive income.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 – Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The Company is subject to concentration of risk with respect to these reinsurance agreements. The two largest reinsurance counterparty exposures are either partially held in a collateral account or partially secured by investments held in trust, which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer.

Effective January 1, 2020, reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default (“PD”) / loss-given-default (“LGD”) models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management’s estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s consolidated statements of comprehensive income.

Prior to January 1, 2020 an allowance for credit losses was established only when it was probable that the reinsurer would fail to make payments.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 10 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs (continued)

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.0% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2021, 2020, or 2019.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Software includes certain costs incurred for purchasing and developing software for internal use. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.

Effective January 2021, the Company sold certain capitalized software assets at their carrying value of $8,021 to Fidelity Technology Group, LLC (“FTG”), an affiliate which is wholly-owned by FMR LLC.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes (continued)

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.

The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

Recent Adoption of Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) issued new guidance that replaces the current incurred loss impairment model for financial instruments reported at amortized cost with a methodology that reflects current expected credit losses (“CECL”). The new guidance requires consideration of a broader range of information such as historical events, current conditions, and reasonable and supportable forecasts to reflect lifetime expected credit loss estimates. The guidance also modifies OTTI guidance for available-for-sale debt securities requiring the recording of an allowance for credit losses instead of a direct reduction to carrying value and to remove the duration of a decline in fair value as a factor in determining a credit impairment. The Company adopted this guidance effective January 1, 2020 which did not have a material impact on the consolidated financial statements.

The FASB issued new guidance which simplifies subsequent measurement of goodwill by eliminating step 2 of the goodwill impairment test which measures the impairment by comparing the implied fair value of goodwill with the carrying amount of goodwill. Under the new guidance, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; provided that the impairment charge does not exceed the goodwill allocated to that reporting unit. The Company adopted this guidance effective January 1, 2020 which did not have an impact on the consolidated financial statements.

The FASB issued new guidance for premium amortization on purchased callable debt securities. The guidance requires certain premiums on callable debt securities to be amortized to the initial call date. The Company adopted this guidance effective January 1, 2019, using the modified retrospective approach which did not have a material impact on the consolidated financial statements. A cumulative effect adjustment of $453, net of taxes, was recorded as a decrease to retained earnings.

The FASB issued new guidance on accounting for leases that results in leases being accounted for as either finance or operating leases. Both leases result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The Company adopted this guidance effective January 1, 2019, which had no impact on the consolidated financial statements.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Adoption of Accounting Pronouncements

The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS:

The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.

Guaranteed Minimum Death Benefits (GMDB)

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2021	2020
Beginning Balance	$1,346	$2,228
Change in benefit ratio estimate	(1,181)	(864)
Interest on reserve	11	98
Claims paid	(386)	(1,042)
Accrual of benefit ratio	243	926

Ending Balance	$33	$1,346

The reinsurance recoverables associated with the GMDB were $30 and $1,343 at December 31, 2021 and 2020, respectively.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 30 years from issue.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 1.7% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 90% of the 2012 IAM Basic Mortality Table with Scale G2.

•	The base lapse rate assumption varies from 4.1% to 6.5%, depending on policy duration. The partial withdrawal assumption is 1.9% for all policy durations.

•	The annual lapse rate for anticipated internal replacements is 1.2%.

•	The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2021 and 2020. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2021	2020
Net deposits paid
Account value	$5,772,282	$5,217,828
Net amount at risk	$58,617	$66,952
Average attained age of contract holders	70	69
Ratchet (highest historical account value at specified anniversary dates)
Account value	$272,807	$248,938
Net amount at risk	$6,212	$8,769
Average attained age of contract holders	73	73

Guaranteed Minimum Withdrawal Benefits (GMWB)

The Company issued a variable annuity contract with a GMWB feature. The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1⁄2 for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (“GWB”) value as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday. The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59 1⁄2 or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59 1⁄2.

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2021	2020
Beginning Balance	$5,757	$2,255
Change in benefit ratio estimate	3,601	2,961
Interest on reserve	487	271
Accrual of benefit ratio	492	270

Ending Balance	$10,337	$5,757

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.

The reinsurance recoverables associated with the GMWB were $9,997 and $5,559 at December 31, 2021, and 2020, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 50 years from issue.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 1.7% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 15 1⁄2 years from issue and age 59 1⁄2.

•	The mortality assumption is 90% of the 2012 IAM Basic Mortality Table with projection scale G2.

•	The lapse rate assumption is 5.3%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2021, and 2020:

	Years Ended December 31,
	2021	2020
Account value	$1,815,107	$1,729,147
GWB value	$1,736,124	$1,593,406
Average attained age of contract holders	78	78

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2021	2020	2019
Debt securities	$36,071	$40,564	$39,916
Cash and cash equivalents	14	601	2,770
Other income	219	215	184

Total investment income	36,304	41,380	42,870
Less: investment expenses	3,554	3,457	3,200

Net investment income	$32,750	$37,923	$39,670

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2021	2020	2019
Debt securities:
Gross realized gains	$14,052	$24,024	$4,093
Gross realized losses	(939)	(3,436)	(1,795)

Total realized investment gains (losses)	13,113	$20,588	$2,298

There were no realized investment losses as a result of impairments in 2021, 2020 or 2019. There were no debt securities that were non-income producing for 2021, 2020 or 2019, respectively. There was no interest foregone by non-income producing securities for 2021, 2020, and 2019, respectively.

Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC, premium deficiency reserves, and deferred income taxes as of December 31 were as follows:

	December 31,
	2021	2020
Debt securities	$22,105	$85,589
DAC, Premium deficiency reserves	(1,455)	(4,579)
Deferred income tax benefit (expense)	(4,369)	(17,254)

	$16,281	$63,756

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2021 were as follows:

	2021
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$37,992	$(487)	5	$72,458	$(3,293)	4	$110,450	$(3,780)	9
States and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	278,918	(4,997)	148	36,804	(1,748)	22	315,722	(6,745)	170
Mortgage and asset-backed securities	1,107	(10)	3	93	—	1	1,200	(10)	4

Total	$318,017	$(5,494)	156	$109,355	$(5,041)	27	$427,372	$(10,535)	183

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
States and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	17,664	(293)	85	5,833	(217)	23	23,497	(510)	108
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$17,664	$(293)	85	$5,833	$(217)	23	$23,497	$(510)	108

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2021. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 98% of amortized cost at December 31, 2021. Investments in below investment grade securities have an average fair value of 98% of amortized cost as of December 31, 2021.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2020, were as follows:

	2020
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$33,261	$(371)	3	$—	$—	—	$33,261	$(371)	3
State and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	$7,583	$(54)	5	$—	$—	—	7,583	(54)	5
Mortgage and asset-backed securities	—	—	—	1,276	(34)	2	1,276	(34)	2

Total	$40,844	$(425)	8	$1,276	$(34)	2	$42,120	$(459)	10

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
State and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	4,351	(33)	12	5,291	(56)	6	9,642	(89)	18
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$4,351	$(33)	12	$5,291	$(56)	6	$9,642	$(89)	18

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2020. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2020. Investments in below investment grade securities have an average fair value 99% of amortized cost as of December 31, 2020.

The allowance for credit losses at adoption was zero and there were no additions, write-offs, and recoveries during 2021 or 2020. The allowance for credit losses was zero as of December 31, 2021 and 2020, respectively.

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2021, were as follows:

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$179,881	$1,560	$(3,780)	$—	$177,661
States and political subdivisions	1,335	105	—	—	1,440
Corporate and other debt securities	1,095,431	31,451	(7,255)	—	1,119,627
Mortgage and asset-backed securities	4,374	34	(10)	—	4,398

Total debt securities	$1,281,021	$33,150	$(11,045)	$—	$1,303,126

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2020, were as follows:

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$219,577	$13,973	$(371)	—	$233,179
States and political subdivisions	1,371	149	—	—	$1,520
Corporate and other debt securities	1,049,898	71,873	(143)	—	$1,121,628
Mortgage and asset-backed securities	10,717	142	(34)	—	10,825

Total debt securities	$1,281,563	$86,137	$(548)	—	$1,367,152

During 2021 and 2020, the Company recorded no impairments for the portion of noncredit related losses in other comprehensive income.

Proceeds from sales of available-for-sale investments (excluding proceeds from calls and maturities) were $269,420, $355,814 and $313,346 in 2021, 2020 and 2019, respectively.

The amortized cost and fair value of debt securities at December 31, 2021, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

	December 31, 2021
	Amortized Cost	Estimated Fair Value
Due in 1 year or less	$91,040	$91,959
Due after 1 year through 5 years	586,413	606,610
Due after 5 years through 10 years	529,334	528,772
Due after 10 years	69,860	71,387
Mortgage and asset-backed securities	4,374	4,398

	$1,281,021	$1,303,126

At December 31, 2021, and 2020, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2021, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,793 and $2,872 respectively. At December 31, 2020, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,793 and $2,966 respectively.

5. VARIABLE INTEREST ENTITIES:

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company provided cash funding payments of $9,988, $4,349 and $8,901, respectively for the years ended December 31, 2021, 2020, and 2019 respectively.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits. FMR LLC continues to provide such guarantees subsequent to its contribution of Feedstock to the Company.

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5. VARIABLE INTEREST ENTITIES (CONTINUED):

Feedstock and LRCH are deemed to be variable interest entities (“VIEs”). A VIE is an entity that either (i) has equity investors that lack controlling financial interest or (ii) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that most significantly impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the entity that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH. The consolidated balances include restricted cash and cash equivalents of $34,424 and $27,564 as of December 31, 2021, and 2020, respectively. These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded as restricted cash and cash equivalents in the Consolidated Balance Sheets.

The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2021, and 2020 and for the years ended December 31, 2021, and 2020:

	December 31,
	2021	2020
Total Assets	$3,572	$2,855
Total Liabilities	3,522	2,746

Noncontrolling equity interest	$50	$109

	Years Ended December 31,
	2021	2020	2019
Total Revenues	$35	$178	$354
Total Expenses	(1,244)	(645)	(1,267)

Net loss before income taxes	(1,209)	(467)	(913)
Income tax expense	—	—	—

Net Loss	(1,209)	(467)	(913)
Less: Net loss attributable to noncontrolling interest	(1,209)	(467)	(913)

Net Income Attributable to Fidelity Investments Life Insurance Company	$—	$—	$—

Noncontrolling interest represents ownership interests in LRCH that is not attributable to the Company.

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2021
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$177,661	$—	$—	$177,661
States and political subdivisions	—	1,440	—	1,440
Corporate and other debt securities	—	1,119,627	—	1,119,627
Mortgage and asset-backed securities	—	4,398	—	4,398

Total available-for-sale debt securities	177,661	1,125,465	—	1,303,126
Cash equivalents	171,114	—	—	171,114

Subtotal excluding separate account assets	348,775	1,125,465	—	1,474,240
Separate account assets	46,885,350			46,885,350

Total	$47,234,125	$1,125,465	$—	$48,359,590

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2020
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$233,179	$—	$—	$233,179
States and political subdivisions	—	1,520	—	1,520
Corporate and other debt securities	—	1,121,628	—	1,121,628
Mortgage and asset-backed securities	—	10,825	—	10,825

Total available-for-sale debt securities	233,179	1,133,973	—	1,367,152
Cash equivalents	150,734	—	—	150,734

Subtotal excluding separate account assets	383,913	1,133,973	—	1,517,886
Separate account assets	40,059,818	—	—	40,059,818

Total	$40,443,731	$1,133,973	$—	$41,577,704

Financial Instruments Not Carried at Fair Value

There were no Level 3 assets held by the Company during 2021 or 2020. There were no transfers into or out of Level 3 during 2021 or 2020

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2021		December 31, 2020
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Other investment	$—	$—	$449	$449
Policy loans	1,679	1,679	1,605	1,605
Reinsurance deposit and receivables	806,348	869,040	856,632	936,510

Total	$808,027	$870,719	$858,686	$938,564

Financial Liabilities:
Contract holder deposit funds	$587,152	$652,985	$611,551	$696,702

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Other Investment

Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

7. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2021	2020	2019
Current:
Federal	$19,128	$26,366	$17,565
State	403	388	260

	$19,531	$26,754	$17,825

Deferred:
Federal	$(7,180)	$(5,982)	$(5,880)
State	53	(110)	(58)

	$(7,127)	$(6,092)	$(5,938)

Income tax expense	$12,404	$20,662	$11,887

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7. INCOME TAXES (CONTINUED):

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company’s net deferred tax asset were as follows:

	December 31,
	2021	2020
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$23,266	$20,031
Contract holder reserves	41,421	38,825
Contract holder reserves—Tax Cuts and Jobs Act (“TCJA”)
Transition Adjustment	(5,884)	(7,355)
Unrealized gains on available-for-sale securities	(4,682)	(18,172)
Deferred revenue	2,733	2,899
Deferred compensation and retirement benefit plans	985	1,415
Other, net	1,663	1,847

Net deferred tax asset before valuation allowance	59,502	39,490

Valuation allowance	—	—

Net deferred tax asset after valuation allowance	$59,502	$39,490

The change in valuation allowance for deferred tax assets were as follows:

	Years Ended December 31,
	2021	2020	2019
Beginning balance	$—	$—	$4,902
Additions charged to expense, equity	—	—	—
Reductions for recoveries	—	—	(4,902)

Ending balance	$—	$—	$—

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2021	2020	2019
Tax provision at U.S. Federal statutory rate	$30,499	$31,257	$24,879
Unrecognized tax benefits	8,727	4,715	11,392
Provision to return adjustment	2,350	6,031	—
Dividends received deduction	(19,358)	(17,538)	(13,935)
IRC 45 tax credit	(10,451)	(4,156)	(8,380)
(Decrease) increase in valuation allowance	—	—	(1,504)
Other, net	637	353	(565)

Income tax expense	$12,404	$20,662	$11,887

The Company paid (recovered) net federal and state income taxes of $14,865, ($38), and $5,987 in 2021, 2020, and 2019, respectively.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2018. The Company is not currently under examination for the income tax filings in any other jurisdictions.

On March 27, 2020, the Coronavirus Aid, Relief, and Economics Security Act (the “CARES Act”) was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses (“NOLs”) originating in 2018, 2019 or 2020 to carry back those losses for five years. In addition, the CARES Act permits corporate taxpayers to elect to accelerate the refund schedule for any remaining AMT credits that otherwise would become incrementally refundable from 2018 through 2021. The CARES Act permits claiming the refund in full in either 2018 or 2019. Enactment of the CARES Act did not have a financial impact on the Company’s consolidated financial statements.

In 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under Internal Revenue Code Section 45, and certain operating losses, for tax years 2011 and 2012. As a result, the Company’s unrecognized tax benefits as of December 31, 2021 was $53,082 (including $6,242 of interest expense). The Company classifies all interest and penalties as income tax expense. Although the timing of the resolution and/or closure on this matter is uncertain, it is reasonably possible that the balance of the estimated net liability for these uncertain tax positions could significantly change in the next twelve months.

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah for FILI and New York State Insurance Laws for EFILI, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid cash dividends to FMR LLC of $103,000, $102,000, and $0 in 2021, 2020 and 2019, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2021	2020	2019
FILI
Statutory net income	$125,298	$103,869	$102,715
Statutory surplus	$1,086,824	$1,068,958	$1,061,922
EFILI
Statutory net income	$10,701	$10,778	$9,230
Statutory surplus	$110,394	$110,443	$100,022

28

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $45,325, $36,119 and $33,778 in 2021, 2020 and 2019, respectively, under these agreements. These fees are included in Fund administration fees in the Consolidated Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the variable annuity contract value each year and compensation for each new first year contract. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $46,019, $36,523, and $34,623 in 2021, 2020 and 2019, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company was reimbursed $20,383, $16,515, and $18,339 in 2021, 2020 and 2019, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company’s expenses.

The Company entered into agreements with Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. The Company incurred charges of $2,379, $2,299, and $2,125 in 2021, 2020 and 2019, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred charges from FMR LLC and its subsidiaries of $20,392, $16,810, and $20,397 in 2021, 2020 and 2019, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled in accordance with the terms of the respective agreements.

FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $1,829, 1,869 and $1,692 in 2021, 2020 and 2019, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms. All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $3,089, $3,764, and $4,999 in 2021, 2020 and 2019, respectively.

29

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company participates in FMR LLC’s Retiree Health Reimbursement Plan (“RHRP”), a defined benefit health reimbursement arrangement covering eligible employees. FMR LLC has established the Fidelity Welfare Benefit Plans VEBA Trust (the “Trust”) to provide a funding vehicle for certain benefits related to FMR LLC’s benefit plans, including the RHRP. FMR LLC accrued a benefit to participants under the RHRP based on awards to employees that are subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC and participant contributions are not required. The Company is allocated an expense from FMR LLC associated with the actuarially derived annual cost of providing these benefits to the Company’s employees. For the years ended December 31, 2021, 2020 and 2019, compensation expense related to the RHRP was $254, $236 and $206, respectively.

The Company issued a $300 million unsecured revolving line of credit facility (“LOC Agreement”) to FMR LLC which matures on March 14, 2022. The LOC Agreement may be extended for successive one year periods by mutual agreement of the parties and prior notice to and a lack of objection by the Utah Insurance Department. Under the terms of the LOC Agreement, the Company receives a facility fee of 0.04% per year based on the unused amounts. In addition, the Company receives annual interest on any advances made under the LOC Agreement at LIBOR plus a spread where the spread may change from time to time based on the terms of the LOC Agreement. There were no amounts advanced by the Company as of December 31, 2021. The Company earned $0, $0, and $0 of interest and $122, $122, and $122 of facility fees for the years ended December 31, 2021, 2020 and 2019 respectively. Effective March, 2022, the Company and FMR LLC extended the LOC Agreement for one year.

10. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2021	2020	2019
Underwriting, acquisition and insurance expenses:
Commissions, gross	$46,019	$36,523	$34,623
Compensation and benefits	22,427	19,516	19,630
Capitalization of deferred policy acquisition costs	(5,423)	(3,866)	(4,511)
(Accretion) amortization of deferred policy acquisition costs	(890)	1,566	660
Rent expense	1,941	2,146	2,164
Taxes, licenses and fees	2,011	1,249	1,849
General insurance expenses	18,285	20,006	19,227

Total underwriting, acquisition and insurance expenses	$84,370	$77,140	$73,642

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company decreased amortization by $6,950, $3,844, and $3,896 in 2021, 2020 and 2019, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

30

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11. REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the consolidated balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

The Company entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product. Sales of this product were discontinued in May 2008. The reinsurance receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies has been accounted for as a deposit liability and recorded in contract holder deposit funds on the consolidated balance sheets. Under the reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts.

The Company is subject to concentration risks related to the two coinsurance agreements. Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	As of December 31,
	2021	2020
Reinsurance deposits and receivables:
Genworth Life Insurance Company	$381,969	$415,727
Principal Life Insurance Company	386,910	410,621

Reinsurance deposits and receivables	$768,879	$826,348

Contract holder deposit funds and future contract and policy benefits	$768,879	$826,348

Interest on reinsurance deposit	$21,125	$22,217

Contract and policy benefits and expenses	$17,902	$18,833

31

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11. REINSURANCE: (CONTINUED)

The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of these reinsurers.

The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2021.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2021	2020	2019
Direct life premiums	$11,831	$12,328	$13,013
Reinsurance ceded, net of ceding expense allowance	(6,803)	(5,117)	(4,776)

Net premiums	$5,028	$7,211	$8,237

Direct contract and policy benefits	$79,036	$71,344	$77,193
Reinsurance ceded benefits incurred	(57,074)	(52,900)	(51,627)
Reinsurance costs	17,221	14,868	14,950

Net contract and policy benefits	$39,183	$33,312	$40,516

12. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 29, 2022 and did not identify any other events that would require adjustments to, or disclosure in, the consolidated financial statements.

32

PART C

OTHER INFORMATION

27. Exhibits

(a) Board of Directors Resolution

Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I incorporated by reference to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Account I filed on April 25, 1997.

(b) Custody Agreement - Not Applicable

(c) Underwriting Contracts

(1) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC incorporated herein by reference to original Registration Statement on Form N-4, Reg. No. 33-16966, on behalf of Fidelity Investments Variable Account I filed on September 2, 1987 (Filed in Paper).

(2)  Second Amendment to the Distribution Agreement incorporated by reference to Registration Statement on Form N-4, Reg. No.  33-24400, on behalf of Fidelity Investments Variable Account I filed on April 25, 1997.

(d) Contracts

Variable Annuity Policy incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No.  333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 6, 2005.

(e) Applications

Application for Deferred Variable Annuity incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on July 20, 2005.

(f) Depositor’s Certification of Incorporation and By-laws

(1)

Articles of Domestication of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(2)

Amended Bylaws of Fidelity Investments Life Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(g) Reinsurance Contracts - Not Applicable

(h) Participation Agreements

(1)

Participation Agreement between Fidelity Investments Life Insurance Company and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”). incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 29, 1998.

(2)	Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Adviser”) and LAZARD RETIREMENT SERIES, INC. (“Fund”)

(3)

Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company.

(4)

Participation Agreement between Fidelity Investments Life Insurance Company and AIM Variable Insurance Funds, a Delaware Trust, and Invesco Distributors, Inc., a Delaware corporation, and Invesco Advisers, Inc.

(5)

Participation Agreement between Fidelity Investments Life Insurance Company and Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V. Filed herein as Exhibit (h)(5)

(i) Administrative Contracts – Not Applicable

(j) Other Material Contracts – Not Applicable

(k) Legal Opinion

Legal opinion and consent of Lance A. Warrick Filed here in as Exhibit (k)

(l)  Other Opinions

Written consent of PricewaterhouseCoopers LLP. Filed herein as Exhibit (l)

(m) Omitted Financial Statements – Not Applicable

(n) Initial Capital Agreements – Not Applicable

(o) Form of Initial Summary Prospectuses Filed herein as Exhibit (o)

(p) Power of Attorney

(1)

Power of Attorney for William J. Johnson, Jr. Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(2)

Power of Attorney for Peter G. Johannsen Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(3)

Power of Attorney for Malcolm MacKay Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(4)

Power of Attorney for Kathleen A. Murphy Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(5)

Power of Attorney for Rodney R. Rohda Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(6)

Power of Attorney for Roger T. Servison Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(7)

Power of Attorney for Sriram Subramaniam Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(8)

Power of Attorney for Miles Mei. Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(9)

Power of Attorney for Jane P. Jamieson Incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2018

(10)

Power of Attorney for Nancy D. Prior Incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2018

(11)

Power of Attorney for David J. Vargo Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 333-123844, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2020.

(12)

Power of Attorney for Wendy E. John Incorporated by reference from Post-Effective Amendment No. 20 to Registration Statement on Form N-4, Reg. No. 333-123844, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2021.

(13)

Power of Attorney for Gerald W. Patterson Incorporated by reference from Post-Effective Amendment No. 21 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investment Variable Annuity Account I filed electronically on January  12, 2022.

(q) Board of Directors Resolution filed here in as Exhibit (q).

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Gerald W. Patterson	Director and President
Jane P. Jamieson	Director
Wendy E. John	Director
William J. Johnson, Jr.	Director
Peter G. Johannsen	Director
Malcolm Mackay	Director
Kathleen A. Murphy	Director
Nancy D. Prior	Director
Rodney R. Rohda	Director
Roger T. Servison	Director
Sriram Subramaniam	Director
David J. Vargo	Director
James F. Andrea, Jr.	Head of Client Services and Operations
Tamara Bogojevic-Catanzano	Illustration Actuary
Robert K. Leach	Appointed Actuary
Brian N. Leary	Vice President, Consumer Services Officer and Chief Compliance Officer
Miles Mei	Vice President and Treasurer
Deepa Trivedi	Vice President, Technology Management

Robert G. Regan	Chief Risk Officer
Richard S. Rowland	Vice President, Channel Development
Laurie T. Jarasitis	Vice President, Human Resources
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each of the persons named in Item 28 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

The Depositor, Fidelity Investments Life Insurance Company, a Utah Corporation, is 100% owned by FMR, LLC. FMR, LLC has numerous subsidiaries, including the following financial services providers:

•	Fidelity Brokerage Services LLC, a Delaware limited liability Company

•	Fidelity Distributors Company LLC, a Delaware limited liability Company

•	Fidelity Workplace Investing LLC, a Delaware limited liability Company

•	Fidelity Insurance Agency, Inc., a Massachusetts Corporation

•	Fidelity Investments Institutional Operations Company LLC, a Delaware limited liability Company

•	Fidelity Management & Research Company LLC, a Delaware limited liability Company (advisor to the Fidelity Funds including the Variable Insurance Product Funds named in the prospectus).

•	Digital Brokerage Services, LLC, a Delaware limited liability Company.

•	Fidelity Prime Financing LLC, a Delaware limited liability Company

•	Green Pier Fintech LLC, a Delaware limited liability Company

•	National Financial Services LLC, a Delaware limited liability Company

Item 30. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity Investments Life Insurance Company’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgments, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

b)	Management

Sriram Subramaniam	Director, Chief Executive Officer and President
David Canter	Director
David Foreman	Secretary and Chief Legal Officer
David Golino	Chief Financial Officer
Eric C. Green	Assistant Treasurer
Lisa D. Kriser	Assistant Secretary
Michael Lyons	Senior Vice President and Treasurer

The address for each person named in Item 31(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c) Compensation to the Distributor: The following aggregate amount of commissions and other compensation was received by the principal underwriter, directly or indirectly, from the Registrant for this and other variable annuity contracts issued by the Depositor, during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Fidelity Brokerage Services LLC	$18,665,010	$0	$0	$0

Item 32. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 900 Salem Street, Smithfield, Rhode Island 02917.

Item 33. Management Services - Not applicable

Item 34. Fee Representation

(a)

Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company under this registration statement are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

Pursuant to the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and the state of Rhode Island, on this 29th day of April, 2022.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: Fidelity Investments Life Insurance Company

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Gerald W. Patterson		Lance A. Warrick,
	President		Secretary

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Gerald W. Patterson		Lance A. Warrick,
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on this 29th day of April, 2022.

Signature	Title

/s/ *		)
Gerald W. Patterson	President and Director	)
/s/ *		)
William J. Johnson, Jr.	Director	)
/s/ *		)
Wendy E. John	Director	)
/s/ *		)
Miles Mei	Treasurer	)
/s/ *		)
Rodney R. Rohda	Director	)	By:	/s/ Lance A. Warrick
/s/ *		)		Lance A. Warrick
Roger T. Servison	Director	)		(Attorney-in-Fact)*
/s/ *		)
Kathleen A. Murphy	Director	)
/s/ *		)
Jane P. Jamieson	Director	)
/s/ *		)
Malcolm MacKay	Director	)
/s/ *		)
Peter G. Johannsen	Director	)
/s/ *		)
Nancy D. Prior	Director	)
/s/ *		)
Sriram Subramaniam	Director	)
/s/ *		)
David J. Vargo	Director	)